DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
July 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (2.3%)
	Anima Holding SA	1,081,100	$702,771
*	Automob Participacoes SA	3,794	7,521
	Banco Bradesco SA (BBD US), ADR	387,640	1,073,763
	Banco Bradesco SA (BBDC3 BZ)	3,524,949	8,435,377
	Banco do Brasil SA	4,615,811	16,239,069
	Banco Santander Brasil SA	1,246,257	5,882,361
	Bemobi Mobile Tech SA	63,055	229,606
*	Blau Farmaceutica SA	30,800	67,930
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	191,415	703,165
*	Brava Energia	175,795	619,728
	C&A Modas SA	457,849	1,346,675
	Camil Alimentos SA	395,206	320,425
*	Cia Brasileira de Aluminio	109,800	91,769
	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,157,837	3,090,579
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	343,097	497,491
	Cogna Educacao SA	6,954,872	3,428,034
*	Cosan SA	37,090	39,279
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,144,751	5,012,777
	Dexco SA	1,538,080	1,551,938
	Dimed SA Distribuidora da Medicamentos	64,800	105,308
	Embraer SA (EMBR3 BZ)	754,003	10,861,209
	Empreendimentos Pague Menos SA	313,098	219,745
	Even Construtora e Incorporadora SA	731,756	908,234
	Fleury SA	17,142	43,930
#	Gerdau SA, Sponsored ADR	3,554,567	10,521,518
	Grupo SBF SA	420,787	825,861
	Guararapes Confeccoes SA	361,300	498,763
		Shares	Value»
BRAZIL — (Continued)
*Ω	Hapvida Participacoes e Investimentos SA	555,712	$3,281,942
	Hypera SA	18,567	85,249
	Iochpe Maxion SA	489,454	1,274,431
*	IRB-Brasil Resseguros SA	229,402	1,864,038
	Jalles Machado SA	161,838	98,267
*	JBS NV, BDR	419,576	5,761,391
	JHSF Participacoes SA	1,503,305	1,382,615
	JSL SA	83,710	78,185
	Lavvi Empreendimentos Imobiliarios SA	126,108	276,334
	Lojas Quero-Quero SA	706,315	305,254
Ω	LWSA SA	475,500	320,988
	M Dias Branco SA	90,800	394,201
	Magazine Luiza SA	366,241	461,762
	Moura Dubeux Engenharia SA	184,100	743,363
	Movida Participacoes SA	396,790	439,339
*	Natura Cosmeticos SA	779,950	1,257,770
*	Oceanpact Servicos Maritimos SA	13,100	14,247
*	Oncoclinicas do Brasil Servicos Medicos SA	22,400	21,802
	Petroleo Brasileiro SA - Petrobras	10,192,349	65,145,265
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	1,849,041	23,556,782
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	2,853,496	33,157,624
	Petroreconcavo SA	439,400	1,053,075
	Positivo Tecnologia SA	322,908	228,937
*	PRIO SA	154,300	1,162,579
	Qualicorp Consultoria e Corretora de Seguros SA	232,800	67,767
	Romi SA	233,623	332,940
	Sao Carlos Empreendimentos e Participacoes SA	46,563	153,837
	Sao Martinho SA	176,538	546,681
Ω	Ser Educacional SA	139,300	196,777

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Trisul SA	293,666	$325,681
	Tupy SA	295,184	849,249
	Ultrapar Participacoes SA (UGPA3 BZ)	67,827	207,979
	Vale SA (VALE US), Sponsored ADR	656,676	6,258,122
	Vale SA (VALE3 BZ)	4,530,937	43,257,746
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	206,537	812,198
	Vibra Energia SA	2,589,534	9,808,648
	YDUQS Participacoes SA	441,893	1,021,171
*	Zamp SA	207,398	129,264
TOTAL BRAZIL			279,658,326
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	1,525,728
	Besalco SA	530,992	447,675
	Bicecorp SA	2,846,826	782,240
	Camanchaca SA	1,334,309	70,432
*	CAP SA	558,310	2,657,772
	Cencosud SA	2,573,220	7,751,858
	Cia Sud Americana de Vapores SA	46,849,671	2,367,507
	Cristalerias de Chile SA	264,624	751,080
	Empresa Nacional de Telecomunicaciones SA	714,381	2,347,312
	Empresas CMPC SA	4,198,444	5,914,280
	Empresas Copec SA	1,491,993	9,877,487
*	Empresas Hites SA	3,049,468	310,368
	Enel Americas SA (ENELAM CI)	32,386,016	3,229,911
	Falabella SA	1,568,863	7,823,265
	Inversiones Aguas Metropolitanas SA	2,219,249	1,893,803
*	Masisa SA	8,850,036	121,293
	PAZ Corp. SA	1,562,812	876,956
	Ripley Corp. SA	647,087	274,108
	Salfacorp SA	2,712,464	1,999,606
	Sigdo Koppers SA	187,924	247,954
	SMU SA	3,058,733	483,996
	Sociedad Matriz SAAM SA	44,103,821	5,350,809
*	Socovesa SA	3,559,512	252,523
	SONDA SA	276,164	91,991
	Vina Concha y Toro SA	581,670	621,913
TOTAL CHILE			58,071,867
		Shares	Value»
CHINA — (28.0%)
	360 Security Technology, Inc., Class A	678,933	$1,064,345
	361 Degrees International Ltd.	4,912,000	3,887,320
Ω	3SBio, Inc.	6,211,000	25,109,047
*	5I5J Holding Group Co. Ltd., Class A	803,700	332,353
	AAC Technologies Holdings, Inc.	2,490,500	12,592,401
*	ADAMA Ltd., Class A	191,800	189,780
*	Addsino Co. Ltd., Class A	85,900	97,105
	Advanced Technology & Materials Co. Ltd., Class A	308,500	569,217
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	715,467
	AECC Aviation Power Co. Ltd., Class A	267,307	1,573,138
	Agricultural Bank of China Ltd., Class H	85,944,000	56,303,294
	Aisino Corp., Class A	369,067	471,657
	Ajisen China Holdings Ltd.	2,433,000	275,344
	Alibaba Group Holding Ltd. (9988 HK)	20,826,700	313,124,548
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	217,045	26,182,021
	Allmed Medical Products Co. Ltd., Class A	111,200	143,221
	Aluminum Corp. of China Ltd., Class H	11,590,000	9,160,346
	Amrita Global Development Ltd.	744,000	56,866
	Andon Health Co. Ltd., Class A	47,700	256,974
#*	Angang Steel Co. Ltd., Class H	837,632	239,488
	Anhui Conch Cement Co. Ltd., Class H	3,381,500	9,789,879
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	384,511
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	433,014
	Anhui Heli Co. Ltd., Class A	203,527	502,442
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	474,606

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	156,651	$390,260
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	87,000	70,600
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	769,535
	Anhui Jinhe Industrial Co. Ltd., Class A	17,400	54,239
	Anhui Kouzi Distillery Co. Ltd., Class A	118,000	544,996
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	61,366
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	133,086
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	312,200	384,074
	Anhui Xinhua Media Co. Ltd., Class A	236,100	222,326
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	994,085
	Anjoy Foods Group Co. Ltd., Class A	55,399	567,716
#	Anton Oilfield Services Group	14,658,000	2,630,297
	Aotecar New Energy Technology Co. Ltd., Class A	689,700	274,715
	APT Satellite Holdings Ltd.	154,000	39,399
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,577	461,250
*	Asia Cement China Holdings Corp.	2,452,000	817,653
#Ω	AsiaInfo Technologies Ltd.	997,200	1,439,347
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	1,251,869
	Autohome, Inc., ADR	23,354	632,660
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	6,724,271
		Shares	Value»
CHINA — (Continued)
*Ω	BAIC Motor Corp. Ltd., Class H	7,639,000	$2,086,634
*	Baidu, Inc. (9888 HK), Class A	100,000	1,094,133
#*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	54,850,563
#*Ω	Bairong, Inc.	423,500	471,939
	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	593,686
	Bank of Beijing Co. Ltd., Class A	4,463,822	4,001,599
	Bank of Changsha Co. Ltd., Class A	1,185,900	1,627,592
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,520,658
	Bank of China Ltd., Class H	218,183,817	125,938,590
	Bank of Chongqing Co. Ltd., Class H	2,931,500	2,892,454
	Bank of Communications Co. Ltd., Class H	27,524,574	24,795,991
	Bank of Guiyang Co. Ltd., Class A	881,151	781,947
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	4,129,518
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	8,201,071
	Bank of Nanjing Co. Ltd., Class A	3,096,531	4,939,080
	Bank of Ningbo Co. Ltd., Class A	1,851,281	7,162,723
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	83,348
	Bank of Shanghai Co. Ltd., Class A	3,446,447	4,899,518
	Bank of Suzhou Co. Ltd., Class A	1,125,708	1,335,419
	Bank of Xi'an Co. Ltd., Class A	705,600	376,364
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	5,201,678
	Baoxiniao Holding Co. Ltd., Class A	377,300	198,417
	Baoye Group Co. Ltd., Class H	1,143,120	631,381
	BBMG Corp., Class H	9,211,000	947,698
	Befar Group Co. Ltd., Class A	628,200	382,552
	Beibuwan Port Co. Ltd., Class A	443,467	502,897
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,064,379	1,310,600

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Capital International Airport Co. Ltd., Class H	1,496,000	$580,820
	Beijing Dabeinong Technology Group Co. Ltd., Class A	493,300	283,148
	Beijing Easpring Material Technology Co. Ltd., Class A	85,121	485,741
	Beijing Energy International Holding Co. Ltd.	418,200	79,790
	Beijing Enterprises Holdings Ltd.	2,143,500	8,968,543
	Beijing Enterprises Water Group Ltd.	17,336,000	5,932,821
	Beijing Fengjing Automotive Parts Co. Ltd.	124,300	60,193
	Beijing Gehua CATV Network Co. Ltd., Class A	296,700	355,606
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	529,928	460,180
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	380,179
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	661,464
	Beijing New Building Materials PLC, Class A	217,710	788,567
*	Beijing North Star Co. Ltd., Class H	1,580,000	175,198
	Beijing Originwater Technology Co. Ltd., Class A	753,163	483,583
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	49,500	125,855
	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	230,853
	Beijing Shougang Co. Ltd., Class A	1,336,666	776,044
	Beijing Shunxin Agriculture Co. Ltd., Class A	104,522	228,290
	Beijing Sinnet Technology Co. Ltd., Class A	377,128	760,625
		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	$267,385
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	371,935	207,577
	Beijing Strong Biotechnologies, Inc., Class A	130,700	265,964
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	34,000	39,515
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	83,422
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	959,841
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	107,402	197,060
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	4,958,081
*	Beiqi Foton Motor Co. Ltd., Class A	1,943,402	725,211
*	Bengang Steel Plates Co. Ltd., Class A	515,700	271,740
	Best Pacific International Holdings Ltd.	396,000	145,252
	Bestore Co. Ltd., Class A	36,900	65,501
*	Better Life Commercial Chain Share Co. Ltd., Class A	56,100	39,488
	Biem.L.Fdlkk Garment Co. Ltd., Class A	45,300	101,491
*	Blue Sail Medical Co. Ltd., Class A	206,600	182,757
	Bluestar Adisseo Co., Class A	234,900	323,312
Ω	BOC Aviation Ltd.	545,500	4,955,847
	BOE Technology Group Co. Ltd., Class A	9,480,826	5,316,787
	BOE Varitronix Ltd.	981,000	739,473
*	Bohai Leasing Co. Ltd., Class A	2,050,400	991,491
	Boyaa Interactive International Ltd.	123,000	117,692

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bright Dairy & Food Co. Ltd., Class A	459,705	$544,861
	Brilliance China Automotive Holdings Ltd.	16,650,000	6,641,604
	Bros Eastern Co. Ltd., Class A	302,700	221,875
*	B-Soft Co. Ltd., Class A	298,340	239,459
	BTG Hotels Group Co. Ltd., Class A	286,313	552,975
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	154,900	217,797
	By-health Co. Ltd., Class A	161,500	263,492
*	C C Land Holdings Ltd.	13,204,429	2,012,865
#	C&D International Investment Group Ltd.	2,490,261	5,023,984
*	C&S Paper Co. Ltd., Class A	333,000	349,682
	Caitong Securities Co. Ltd., Class A	931,110	1,045,680
*Ω	CALB Group Co. Ltd.	29,800	74,508
	Camel Group Co. Ltd., Class A	362,820	457,755
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	540,301	274,468
	Canmax Technologies Co. Ltd., Class A	173,116	478,545
	Canny Elevator Co. Ltd., Class A	197,400	200,607
	CCCC Design & Consulting Group Co. Ltd., Class A	345,500	388,359
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0
	CECEP Solar Energy Co. Ltd., Class A	1,209,600	759,153
	CECEP Wind-Power Corp., Class A	2,054,970	856,417
	Central China Land Media Co. Ltd., Class A	248,100	442,293
*††	Central China Management Co. Ltd.	7,334,350	18,686
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,015,904
		Shares	Value»
CHINA — (Continued)
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	$108,738
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	294,493
*	Changchun High-Tech Industry Group Co. Ltd., Class A	80,900	1,183,222
	Changhong Meiling Co. Ltd., Class A	110,200	111,094
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	389,800	177,002
	Changjiang Publishing & Media Co. Ltd., Class A	177,300	232,109
	Changjiang Securities Co. Ltd., Class A	1,076,490	1,100,140
	Chaoju Eye Care Holdings Ltd.	61,500	23,231
	Chaowei Power Holdings Ltd.	2,400,000	418,035
Ω	Cheerwin Group Ltd.	276,000	96,136
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	180,464
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	407,835
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	545,292
	Chenguang Biotech Group Co. Ltd., Class A	60,100	109,831
	Chengzhi Co. Ltd., Class A	345,111	371,748
#	Chervon Holdings Ltd.	90,000	206,175
*	China Aerospace International Holdings Ltd.	1,164,000	70,905
	China Aircraft Leasing Group Holdings Ltd.	88,500	51,095
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	271,096
	China BlueChemical Ltd., Class H	7,654,878	2,111,400

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	China Bohai Bank Co. Ltd., Class H	1,685,000	$221,129
	China CAMC Engineering Co. Ltd., Class A	266,600	314,495
	China Chunlai Education Group Co. Ltd.	34,000	19,316
	China CITIC Bank Corp. Ltd., Class H	27,730,112	25,764,641
*Ω	China CITIC Financial Asset Management Co. Ltd., Class H	8,557,000	1,328,723
#	China Coal Energy Co. Ltd., Class H	10,409,000	12,789,618
	China Coal Xinji Energy Co. Ltd., Class A	515,200	461,527
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
	China Communications Services Corp. Ltd., Class H	10,509,071	6,120,891
	China Conch Environment Protection Holdings Ltd.	1,265,000	107,214
#	China Conch Venture Holdings Ltd.	2,334,500	2,852,552
	China Construction Bank Corp., Class H	313,984,101	321,143,938
	China CYTS Tours Holding Co. Ltd., Class A	193,700	265,022
	China Design Group Co. Ltd., Class A	123,100	143,555
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,354,000	928,634
#*	China Eastern Airlines Corp. Ltd., Class H	320,000	115,296
	China Education Group Holdings Ltd.	626,709	221,031
	China Electronics Huada Technology Co. Ltd.	350,000	64,411
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,398,000	726,484
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	$2,334,516
	China Everbright Bank Co. Ltd., Class H	8,476,000	3,982,997
	China Everbright Ltd.	41,869	42,749
Ω	China Feihe Ltd.	11,029,000	6,556,752
*	China First Heavy Industries Co. Ltd., Class A	510,700	204,048
	China Foods Ltd.	2,876,000	1,197,569
	China Galaxy Securities Co. Ltd., Class H	5,073,000	6,855,705
	China Gas Holdings Ltd.	10,186,131	10,699,495
	China Gold International Resources Corp. Ltd. (2099 HK)	477,700	4,106,771
	China Great Wall Securities Co. Ltd., Class A	427,300	522,614
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	540,882
	China Hanking Holdings Ltd.	611,000	177,544
*	China Harmony Auto Holding Ltd.	1,494,000	243,182
#	China Hongqiao Group Ltd.	9,504,000	25,070,560
#††	China Huiyuan Juice Group Ltd.	4,182,433	186,798
	China International Marine Containers Group Co. Ltd., Class H	4,168,220	4,476,719
	China Jinmao Holdings Group Ltd.	3,039,750	553,100
	China Jushi Co. Ltd., Class A	1,274,241	2,190,718
	China Kepei Education Group Ltd.	1,432,000	280,970
	China Lesso Group Holdings Ltd.	4,702,000	2,797,652
	China Lilang Ltd.	1,786,000	843,235
*Ω	China Literature Ltd.	1,362,600	5,354,851
*	China Longevity Group Co. Ltd.	1,152,649	1,468

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Medical System Holdings Ltd.	4,701,000	$7,981,851
	China Meheco Group Co. Ltd., Class A	425,320	651,604
#	China Meidong Auto Holdings Ltd.	1,952,000	516,310
	China Mengniu Dairy Co. Ltd.	9,780,000	20,352,329
	China Merchants Bank Co. Ltd., Class H	8,431,500	54,713,205
	China Merchants Energy Shipping Co. Ltd., Class A	1,427,000	1,199,580
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	507,200	790,564
	China Merchants Port Holdings Co. Ltd.	4,878,291	9,591,622
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	438,779
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	1,679,867
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	17,041,400	10,257,023
#	China Modern Dairy Holdings Ltd.	4,413,000	666,445
	China National Accord Medicines Corp. Ltd., Class A	126,407	447,033
	China National Building Material Co. Ltd., Class H	10,015,888	5,958,894
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,684,236
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	272,284
	China National Medicines Corp. Ltd., Class A	230,000	940,171
		Shares	Value»
CHINA — (Continued)
	China National Nuclear Power Co. Ltd., Class A	2,594,543	$3,313,479
Ω	China New Higher Education Group Ltd.	3,209,590	444,989
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	287,200	235,402
	China Nonferrous Mining Corp. Ltd.	4,147,000	4,029,187
*	China Oil & Gas Group Ltd.	18,080,000	365,988
	China Oilfield Services Ltd., Class H	6,418,000	5,700,011
	China Oriental Group Co. Ltd.	1,172,000	281,485
	China Overseas Grand Oceans Group Ltd.	7,687,742	1,897,350
	China Overseas Land & Investment Ltd.	9,940,500	17,192,085
	China Pacific Insurance Group Co. Ltd., Class H	6,488,000	26,129,875
	China Petroleum & Chemical Corp., Class H	91,529,575	53,711,595
	China Petroleum Engineering Corp., Class A	296,500	141,443
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	339,400	317,511
	China Railway Group Ltd., Class H	11,658,000	5,865,505
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	698,285
	China Railway Materials Co. Ltd., Class A	1,060,400	392,893
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,703,000	2,493,171
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	240,994
	China Reinsurance Group Corp., Class H	5,693,000	988,208

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Beer Holdings Co. Ltd.	119,500	$397,324
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	13,300	49,822
	China Resources Building Materials Technology Holdings Ltd.	9,124,000	2,225,358
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	1,020,197
	China Resources Gas Group Ltd.	2,793,300	7,070,692
	China Resources Land Ltd.	11,585,000	42,481,816
#	China Resources Medical Holdings Co. Ltd.	3,868,000	2,187,923
Ω	China Resources Pharmaceutical Group Ltd.	7,906,000	5,520,947
#	China Risun Group Ltd.	3,584,000	1,079,422
*	China Sanjiang Fine Chemicals Co. Ltd.	3,167,000	709,568
#	China Shenhua Energy Co. Ltd., Class H	8,383,000	36,333,167
	China Shineway Pharmaceutical Group Ltd.	1,660,000	1,768,149
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,074,451
	China Starch Holdings Ltd.	10,090,000	272,882
	China State Construction Engineering Corp. Ltd., Class A	12,788,706	10,050,466
	China State Construction International Holdings Ltd.	934,000	1,430,880
#*	China Sunshine Paper Holdings Co. Ltd.	2,083,000	511,479
	China Taiping Insurance Holdings Co. Ltd.	6,194,400	13,763,974
	China Tianying, Inc., Class A	819,900	488,274
		Shares	Value»
CHINA — (Continued)
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	27,700	$200,157
Ω	China Tower Corp. Ltd., Class H	18,125,800	25,363,702
*	China Traditional Chinese Medicine Holdings Co. Ltd.	13,038,000	3,722,213
*	China TransInfo Technology Co. Ltd., Class A	218,682	323,781
#	China Travel International Investment Hong Kong Ltd.	10,883,631	2,559,184
	China Tungsten & Hightech Materials Co. Ltd., Class A	150,452	336,266
*	China Union Holdings Ltd., Class A	386,700	195,559
*	China Vanke Co. Ltd., Class H	1,125,005	713,800
	China Vered Financial Holding Corp. Ltd.	100,000	13,344
	China West Construction Group Co. Ltd., Class A	394,200	352,293
	China XD Electric Co. Ltd., Class A	713,500	649,062
	China XLX Fertiliser Ltd.	2,216,000	1,848,065
#	China Yongda Automobiles Services Holdings Ltd.	4,109,500	1,170,647
#*Ω	China Youran Dairy Group Ltd.	2,684,000	1,262,360
*Ω	China Yuhua Education Corp. Ltd.	470,000	31,567
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	735,563
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,613,595
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	103,482
	Chinasoft International Ltd.	8,516,000	6,151,752

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»
CHINA — (Continued)
Chinese Universe Publishing & Media Group Co. Ltd., Class A	298,908	$414,569
Chongqing Changan Automobile Co. Ltd., Class A	1,691,009	3,017,231
Chongqing Department Store Co. Ltd., Class A	125,084	507,377
Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	352,391
Chongqing Machinery & Electric Co. Ltd., Class H	1,716,000	306,085
Chongqing Port Co. Ltd., Class A	184,000	142,608
Chongqing Rural Commercial Bank Co. Ltd., Class H	11,276,000	8,943,457
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	640,032
Chongqing Zhifei Biological Products Co. Ltd., Class A	218,900	728,656
Chow Tai Seng Jewellery Co. Ltd., Class A	143,700	258,580
CIMC Enric Holdings Ltd.	2,746,000	2,342,841
Cisen Pharmaceutical Co. Ltd., Class A	161,500	672,605
CITIC Ltd.	13,685,483	20,530,594
CITIC Resources Holdings Ltd.	11,090,000	570,690
CITIC Securities Co. Ltd., Class H	90,825	319,122
City Development Environment Co. Ltd., Class A	180,900	347,668
CMOC Group Ltd., Class H	5,142,000	5,836,853
CMST Development Co. Ltd., Class A	655,800	535,971
CNGR Advanced Material Co. Ltd., Class A	187,040	874,584
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	415,268
CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,195,586
		Shares	Value»
CHINA — (Continued)
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	477,577	$520,532
*	COFCO Biotechnology Co. Ltd., Class A	453,000	368,246
	COFCO Capital Holdings Co. Ltd., Class A	162,200	275,413
#*	COFCO Joycome Foods Ltd.	7,950,000	1,765,700
	COFCO Sugar Holding Co. Ltd., Class A	536,600	729,696
	Cofoe Medical Technology Co. Ltd., Class A	40,300	206,422
*	Comba Telecom Systems Holdings Ltd.	1,266,000	297,320
	Concord New Energy Group Ltd.	35,720,000	1,891,490
	Consun Pharmaceutical Group Ltd.	2,067,000	3,625,545
#	COSCO SHIPPING Development Co. Ltd., Class H	14,452,000	2,151,980
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,010,000	3,257,287
#	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	25,515,302
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,310,000	2,427,238
	COSCO SHIPPING Ports Ltd.	5,934,878	4,155,986
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	612,108
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	275,053
	CRRC Corp. Ltd., Class H	3,275,000	2,269,436
	CSG Holding Co. Ltd., Class A	632,849	420,039
	CSPC Pharmaceutical Group Ltd.	20,736,000	26,060,889
	CSSC Hong Kong Shipping Co. Ltd.	3,814,000	1,053,406

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSSC Science & Technology Co. Ltd., Class A	110,400	$193,280
	CTS International Logistics Corp. Ltd., Class A	559,470	487,946
	Dajin Heavy Industry Co. Ltd., Class A	65,400	289,841
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	533,451
*	Damai Entertainment Holdings Ltd.	15,290,000	2,153,853
	Daqin Railway Co. Ltd., Class A	3,556,661	3,230,589
	Dashang Co. Ltd., Class A	113,216	307,199
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	120,080
	Deppon Logistics Co. Ltd., Class A	193,700	418,422
*	Dezhan Healthcare Co. Ltd., Class A	555,200	373,930
	Dian Diagnostics Group Co. Ltd., Class A	170,700	381,000
	Digital China Holdings Ltd.	229,000	88,702
	Do-Fluoride New Materials Co. Ltd., Class A	178,200	307,083
#	Dongfang Electric Corp. Ltd., Class H	859,000	2,015,936
	DongFeng Automobile Co. Ltd., Class A	132,900	131,846
	Dongfeng Electronic Technology Co. Ltd., Class A	21,700	38,373
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	405,457
	Dongguan Development Holdings Co. Ltd., Class A	308,200	471,182
	Dongxing Securities Co. Ltd., Class A	523,100	808,666
	Dongyue Group Ltd.	5,602,000	7,404,405
	Dynagreen Environmental Protection Group Co. Ltd., Class H	750,000	484,343
*	Easyhome New Retail Group Co. Ltd., Class A	1,224,400	504,722
		Shares	Value»
CHINA — (Continued)
	E-Commodities Holdings Ltd.	5,880,000	$718,475
	Edvantage Group Holdings Ltd.	351,596	73,949
	EEKA Fashion Holdings Ltd.	453,500	392,326
*††	Elion Energy Co. Ltd., Class A	807,498	7,858
	ENN Natural Gas Co. Ltd., Class A	219,900	563,287
	Era Co. Ltd., Class A	302,300	175,931
	Essex Bio-technology Ltd.	207,000	135,665
	Eternal Asia Supply Chain Management Ltd., Class A	1,008,900	627,147
	EVA Precision Industrial Holdings Ltd.	4,192,000	407,238
	Ever Sunshine Services Group Ltd.	1,614,000	426,030
Ω	Everbright Securities Co. Ltd., Class H	282,600	376,435
	Fangda Carbon New Material Co. Ltd., Class A	811,294	539,383
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	599,628
	Far East Horizon Ltd.	8,098,000	8,242,778
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	330,316
	FAW Jiefang Group Co. Ltd., Class A	418,452	404,298
	FAWER Automotive Parts Co. Ltd., Class A	470,012	387,413
	Feilong Auto Components Co. Ltd., Class A	150,600	357,595
	FESCO Group Co. Ltd., Class A	43,700	127,378
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	238,578	742,944
*	FIH Mobile Ltd.	331,600	591,100
#	FinVolution Group, ADR	472,528	4,059,016
	First Tractor Co. Ltd., Class H	902,000	814,197
#	Flat Glass Group Co. Ltd., Class H	315,000	408,535

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	$247,490
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	179,594
	Fosun International Ltd.	7,116,183	4,910,990
	Founder Securities Co. Ltd., Class A	713,607	803,131
#	Fu Shou Yuan International Group Ltd.	3,309,000	1,520,717
	Fufeng Group Ltd.	8,809,000	9,725,731
	Fujian Funeng Co. Ltd., Class A	644,857	846,635
	Fujian Star-net Communication Co. Ltd., Class A	60,571	223,097
	Fujian Sunner Development Co. Ltd., Class A	329,998	730,725
	Fushun Special Steel Co. Ltd., Class A	192,400	150,401
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	375,600	1,246,751
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	480,674
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	406,022
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	189,975
	GCL Energy Technology Co. Ltd., Class A	367,800	619,838
#*	GCL Technology Holdings Ltd.	28,393,000	4,206,895
*	GDS Holdings Ltd. (9698 HK), Class A	1,863,300	8,397,410
	Geely Automobile Holdings Ltd.	19,844,000	44,510,441
	GEM Co. Ltd., Class A	1,230,500	1,100,884
*	Gemdale Corp., Class A	913,454	476,615
#*	Gemdale Properties & Investment Corp. Ltd.	8,282,000	300,871
Ω	Genertec Universal Medical Group Co. Ltd.	3,765,000	3,082,129
		Shares	Value»
CHINA — (Continued)
#	GF Securities Co. Ltd., Class H	2,865,000	$6,255,441
*	Global New Material International Holdings Ltd.	102,000	66,926
*	Glorious Property Holdings Ltd.	11,363,000	10,856
	GoerTek, Inc., Class A	232,031	737,347
	Goldwind Science & Technology Co. Ltd., Class H	2,985,800	2,650,433
	Goodbaby International Holdings Ltd.	546,000	76,113
	Gotion High-tech Co. Ltd., Class A	267,783	1,085,627
#	Grand Pharmaceutical Group Ltd.	3,827,000	4,232,509
	Great Wall Motor Co. Ltd., Class H	2,757,500	4,500,041
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	3,654,450
	Greentown China Holdings Ltd.	5,334,591	6,710,023
#Ω	Greentown Management Holdings Co. Ltd.	1,569,000	569,607
	Greentown Service Group Co. Ltd.	4,376,000	2,664,447
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	434,816
*	Guangdong DFP New Material Group Co. Ltd.	208,596	119,976
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	1,179,248
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	304,362
	Guangdong Dowstone Technology Co. Ltd., Class A	156,300	369,702
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	267,521
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	362,398

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Goworld Co. Ltd., Class A	105,400	$189,626
	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	136,905
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	491,793
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	323,687
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	48,000	147,451
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	486,806
	Guangdong South New Media Co. Ltd., Class A	21,400	121,919
	Guangdong Tapai Group Co. Ltd., Class A	353,173	396,225
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	305,807
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	523,984
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	320,203
	Guanghui Energy Co. Ltd., Class A	2,091,738	1,573,173
*	Guanghui Logistics Co. Ltd., Class A	331,600	350,606
	Guangshen Railway Co. Ltd., Class H	4,224,000	1,053,219
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	757,093
	Guangxi LiuYao Group Co. Ltd., Class A	142,183	356,250
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	227,805
	Guangzhou Automobile Group Co. Ltd., Class H	910,000	367,720
	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	820,506
		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	636,000	$1,464,215
	Guangzhou Development Group, Inc., Class A	54,300	47,879
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	115,600	412,528
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	357,441
	Guangzhou Port Co. Ltd., Class A	750,600	343,864
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	525,777
	Guangzhou Wondfo Biotech Co. Ltd., Class A	61,900	205,315
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	788,356	802,933
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	166,400	237,038
	Guizhou Chanhen Chemical Corp., Class A	73,100	249,673
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	470,232	325,975
	Guizhou Tyre Co. Ltd., Class A	343,800	215,968
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	293,936
	Guosen Securities Co. Ltd., Class A	1,108,827	2,040,757
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,654,288	12,206,075
	Guoyuan Securities Co. Ltd., Class A	868,450	1,023,993
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	3,030,530
	Haier Smart Home Co. Ltd. (6690 HK), Class H	7,005,200	22,069,017

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	$42,047
*	Hainan Meilan International Airport Co. Ltd., Class H	435,000	596,688
	Hainan Mining Co. Ltd., Class A	221,800	243,929
	Haitian International Holdings Ltd.	1,938,000	5,253,441
	Hangxiao Steel Structure Co. Ltd., Class A	795,322	292,426
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	875,001
	Hangzhou First Applied Material Co. Ltd., Class A	317,500	644,264
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	773,872
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	36,820	199,993
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	135,331	169,528
*	Hangzhou Iron & Steel Co., Class A	463,000	570,636
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	96,619
	Hangzhou Robam Appliances Co. Ltd., Class A	180,000	476,610
	Han's Laser Technology Industry Group Co. Ltd., Class A	87,314	326,682
	Harbin Electric Co. Ltd., Class H	3,381,474	3,223,574
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	60,903	97,596
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	286,854
	HBIS Resources Co. Ltd., Class A	193,700	372,106
	Health & Happiness H&H International Holdings Ltd.	719,000	1,048,142
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	$220,230
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	101,600	183,860
	Hello Group, Inc., Sponsored ADR	599,756	4,935,992
	Henan Liliang Diamond Co. Ltd., Class A	68,100	279,080
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	536,899
	Henan Pinggao Electric Co. Ltd., Class A	258,400	562,172
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	456,300	1,119,117
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	33,310
	Henan Yuguang Gold & Lead Co. Ltd., Class A	346,705	392,587
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	444,917
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	259,022
	Hengan International Group Co. Ltd.	2,069,500	6,182,432
*	Hengdeli Holdings Ltd.	7,259,910	115,709
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	3,609,508
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,445,232
	Hengyi Petrochemical Co. Ltd., Class A	856,541	712,222
	Hesteel Co. Ltd., Class A	3,173,600	1,056,978
	Hexing Electrical Co. Ltd., Class A	64,533	239,607
	Hisense Visual Technology Co. Ltd., Class A	381,600	1,204,362
	Hitevision Co. Ltd., Class A	59,800	205,822

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	HLA Group Corp. Ltd., Class A	1,438,000	$1,360,971
*	HNA Technology Co. Ltd., Class A	637,300	339,341
*	Hongyuan Green Energy Co. Ltd., Class A	14,300	38,427
*	Hopson Development Holdings Ltd.	5,095,908	2,453,458
	Horizon Construction Development Ltd.	2,087,554	303,887
	Hoshine Silicon Industry Co. Ltd., Class A	130,800	956,139
#Ω	Hua Hong Semiconductor Ltd.	1,493,000	7,686,933
	Huaan Securities Co. Ltd., Class A	147,800	124,212
	Huadian Heavy Industries Co. Ltd., Class A	74,300	66,394
	Huafon Chemical Co. Ltd., Class A	1,469,848	1,531,522
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	244,308	293,328
	Huafu Fashion Co. Ltd., Class A	454,700	294,247
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	1,461,463
	Huaihe Energy Group Co. Ltd., Class A	1,012,100	495,181
	Huangshan Tourism Development Co. Ltd., Class A	137,300	221,165
*	Huapont Life Sciences Co. Ltd., Class A	604,400	367,393
Ω	Huatai Securities Co. Ltd., Class H	3,617,800	8,326,623
	Huaxi Securities Co. Ltd., Class A	534,955	743,915
	Huaxia Bank Co. Ltd., Class A	4,023,487	4,443,712
	Huaxin Cement Co. Ltd. (600801 C1), Class A	589,528	1,260,487
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	129,000	211,406
	Huayu Automotive Systems Co. Ltd., Class A	958,445	2,336,804
		Shares	Value»
CHINA — (Continued)
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	836,300	$177,455
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	185,362
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	176,906	659,390
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,277,363
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	278,651
	Huishang Bank Corp. Ltd., Class H	810,900	340,477
	Humanwell Healthcare Group Co. Ltd., Class A	366,000	1,107,699
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	60,700	51,938
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	441,400	472,272
	Hunan Valin Steel Co. Ltd., Class A	2,235,080	1,756,119
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	306,362
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,031,600	2,241,726
	IKD Co. Ltd., Class A	225,000	540,523
*Ω	IMAX China Holding, Inc.	76,600	82,559
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	138,565,607
	Industrial Bank Co. Ltd., Class A	6,143,453	19,308,525
	Industrial Securities Co. Ltd., Class A	1,396,592	1,260,427
	Infore Environment Technology Group Co. Ltd., Class A	739,856	681,663
*Ω	Ingdan, Inc.	1,339,000	335,264
	Inkeverse Group Ltd.	1,946,000	313,405
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	3,103,486
	Inner Mongolia Berun Chemical Co. Ltd., Class A	755,550	604,834

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	$2,304,995
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	476,990
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,635,451	1,951,858
	Intco Medical Technology Co. Ltd., Class A	140,073	667,030
#*	iQIYI, Inc., ADR	1,808,670	3,327,953
*	IRICO Display Devices Co. Ltd., Class A	625,900	533,826
*	J&T Global Express Ltd.	345,000	453,832
*	JA Solar Technology Co. Ltd., Class A	737,600	1,131,266
	Jade Bird Fire Co. Ltd., Class A	222,840	322,285
	Jangho Group Co. Ltd., Class A	536,100	584,685
	Jason Furniture Hangzhou Co. Ltd., Class A	154,600	544,695
	JCET Group Co. Ltd., Class A	498,346	2,419,996
*Ω	JD Health International, Inc.	1,742,150	11,140,069
*Ω	JD Logistics, Inc.	5,796,900	10,046,127
	JD.com, Inc. (9618 HK), Class A	6,631,950	104,532,350
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	332,852
	Jiangling Motors Corp. Ltd., Class A	210,429	617,412
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	300,039
	Jiangsu Azure Corp., Class A	282,600	565,142
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	304,075
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	162,873
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,063,048	$1,091,333
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	272,855
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	860,157	1,066,258
	Jiangsu Financial Leasing Co. Ltd., Class A	118,505	95,207
*	Jiangsu General Science Technology Co. Ltd., Class A	425,300	274,322
	Jiangsu Guomao Reducer Co. Ltd., Class A	135,206	277,539
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	561,303
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	254,652
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	424,183
	Jiangsu Lihua Foods Group Co. Ltd.	167,200	449,090
	Jiangsu Linyang Energy Co. Ltd., Class A	569,400	456,494
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	348,700	528,816
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	165,100	222,580
	Jiangsu Shagang Co. Ltd., Class A	629,500	519,568
	Jiangsu Shentong Valve Co. Ltd., Class A	78,700	148,729
*	Jiangsu Sopo Chemical Co., Class A	193,129	217,178
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	598,840	444,044
	Jiangsu Yanghe Distillery Co. Ltd., Class A	159,300	1,492,181

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	$450,706
	Jiangsu Zhongtian Technology Co. Ltd., Class A	682,900	1,312,200
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	369,176
	Jiangxi Copper Co. Ltd., Class H	3,639,000	7,273,375
	Jiangxi Ganyue Expressway Co. Ltd., Class A	597,800	420,665
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	397,116
	Jihua Group Corp. Ltd., Class A	516,900	290,710
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	636,673
*	Jilin Chemical Fibre, Class A	529,100	296,867
#††	Jinchuan Group International Resources Co. Ltd.	1,899,000	116,117
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	257,452
	Jingjin Equipment, Inc., Class A	42,700	92,590
#	JinkoSolar Holding Co. Ltd., ADR	142,607	3,128,798
	Jinlei Technology Co. Ltd., Class A	75,500	222,961
	Jinmao Property Services Co. Ltd.	458,891	183,005
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,215,050
	Jinneng Science&Technology Co. Ltd., Class A	299,933	297,517
#Ω	Jinxin Fertility Group Ltd.	8,206,500	3,485,977
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	269,341
#Ω	Jiumaojiu International Holdings Ltd.	685,000	246,995
		Shares	Value»
CHINA — (Continued)
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	$983,552
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	592,316	1,043,657
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,198,723	892,093
*	Joy City Property Ltd.	19,692,000	928,158
	JS Corrugating Machinery Co. Ltd., Class A	176,100	281,493
#*Ω	JS Global Lifestyle Co. Ltd.	1,056,500	236,770
	JSTI Group, Class A	398,875	531,575
*	Ju Teng International Holdings Ltd.	4,036,249	641,376
	Juewei Food Co. Ltd., Class A	116,500	245,529
	Jutal Offshore Oil Services Ltd.	590,000	48,768
	Kailuan Energy Chemical Co. Ltd., Class A	230,700	193,482
	Kaishan Group Co. Ltd., Class A	234,700	442,264
	Keda Industrial Group Co. Ltd., Class A	368,200	542,974
#	Kinetic Development Group Ltd.	6,286,000	1,034,439
	Kingboard Holdings Ltd.	2,861,345	10,249,702
	Kingboard Laminates Holdings Ltd.	2,505,000	3,216,280
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	1,054,864
	KPC Pharmaceuticals, Inc., Class A	164,500	334,328
	Kuangda Technology Group Co. Ltd., Class A	202,300	142,394
	Kunlun Energy Co. Ltd.	19,424,000	18,712,119
	Lao Feng Xiang Co. Ltd., Class A	105,954	692,571
	Laobaixing Pharmacy Chain JSC, Class A	176,220	477,648
	LB Group Co. Ltd., Class A	443,033	1,047,922
	Lee & Man Chemical Co. Ltd.	254,000	133,907

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Lee & Man Paper Manufacturing Ltd.	5,553,000	$1,839,956
	Lee's Pharmaceutical Holdings Ltd.	930,000	235,204
*Ω	Legend Holdings Corp., Class H	2,478,000	3,143,662
	Lens Technology Co. Ltd., Class A	946,961	2,985,818
	Leo Group Co. Ltd., Class A	1,478,500	786,558
	Leoch International Technology Ltd.	255,000	62,830
	Lepu Medical Technology Beijing Co. Ltd., Class A	292,100	631,074
	LexinFintech Holdings Ltd., ADR	399,688	2,546,013
	Leyard Optoelectronic Co. Ltd., Class A	543,600	454,538
	Li Ning Co. Ltd.	9,221,500	19,537,493
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	401,842
	Liaoning Cheng Da Co. Ltd., Class A	202,900	332,534
	Lier Chemical Co. Ltd., Class A	264,760	469,699
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	166,403
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	364,721
	Livzon Pharmaceutical Group, Inc., Class H	175,300	839,108
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	359,055
#	LK Technology Holdings Ltd.	1,160,000	467,080
	Loncin Motor Co. Ltd., Class A	173,900	290,378
Ω	Longfor Group Holdings Ltd.	5,961,000	7,419,407
*	LONGi Green Energy Technology Co. Ltd., Class A	985,500	2,154,920
	Longshine Technology Group Co. Ltd., Class A	153,100	431,929
	Lonking Holdings Ltd.	11,218,000	3,786,072
	Lucky Harvest Co. Ltd., Class A	74,626	423,511
	Luenmei Quantum Co. Ltd., Class A	435,103	362,785
		Shares	Value»
CHINA — (Continued)
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	$213,772
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,032,709
#*Ω	Luye Pharma Group Ltd.	8,957,500	4,901,223
#*	Maanshan Iron & Steel Co. Ltd., Class H	2,132,000	591,378
	Maccura Biotechnology Co. Ltd., Class A	183,900	327,010
	Mango Excellent Media Co. Ltd., Class A	352,394	1,076,629
#Ω	Maoyan Entertainment	1,522,000	1,509,047
	Meihua Holdings Group Co. Ltd., Class A	578,700	904,459
	Mesnac Co. Ltd., Class A	209,900	251,333
	Metallurgical Corp. of China Ltd., Class H	8,101,000	1,753,776
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	217,171
#*Ω	Midea Real Estate Holding Ltd.	623,600	343,774
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	196,864
	Ming Yang Smart Energy Group Ltd., Class A	459,600	708,015
*	Mingfa Group International Co. Ltd.	608,000	12,399
	Minmetals Capital Co. Ltd., Class A	319,500	265,216
*	Minmetals Development Co. Ltd., Class A	144,100	159,422
*	Minmetals Land Ltd.	1,171,205	60,947
	Minth Group Ltd.	3,204,000	10,576,527
	MLS Co. Ltd., Class A	477,862	560,200
#*	MMG Ltd.	11,271,200	5,480,291
	Moon Environment Technology Co. Ltd., Class A	330,720	585,019
#	Morimatsu International Holdings Co. Ltd.	340,000	392,908

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	MYS Group Co. Ltd., Class A	393,300	$202,047
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	261,908
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,031,990
	Nanjing Pharmaceutical Co. Ltd., Class A	154,500	111,400
*	Nanjing Tanker Corp., Class A	1,203,000	475,907
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	433,516
	NetDragon Websoft Holdings Ltd.	1,160,500	1,602,834
	Neusoft Corp., Class A	147,700	201,263
	New China Life Insurance Co. Ltd., Class H	66,400	424,888
*	New Hope Liuhe Co. Ltd., Class A	753,051	1,005,060
	Nexteer Automotive Group Ltd.	3,634,000	2,711,864
#*	Nine Dragons Paper Holdings Ltd.	6,896,000	3,781,698
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	412,725
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	773,758
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	456,571
	Ningbo Joyson Electronic Corp., Class A	430,241	1,091,224
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	186,570
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	182,246	564,014
*	Ningbo Shanshan Co. Ltd., Class A	310,000	432,457
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	264,082
	Ningbo Yunsheng Co. Ltd., Class A	300,284	494,821
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	683,916
		Shares	Value»
CHINA — (Continued)
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	$193,147
*	Ningxia Western Venture Industrial Co. Ltd., Class A	212,900	157,620
#	Noah Holdings Ltd., Sponsored ADR	89,813	1,091,228
	Norinco International Cooperation Ltd., Class A	221,500	338,352
	North China Pharmaceutical Co. Ltd., Class A	282,900	270,609
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	313,642
*	North Industries Group Red Arrow Co. Ltd., Class A	157,300	476,050
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	393,955
	Northeast Securities Co. Ltd., Class A	507,400	579,475
*	Nuode New Materials Co. Ltd., Class A	670,950	582,733
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	911,193
#	Onewo, Inc., Class H	540,600	1,543,399
	Oppein Home Group, Inc., Class A	100,410	718,719
	Opple Lighting Co. Ltd., Class A	97,400	250,094
	ORG Technology Co. Ltd., Class A	823,720	616,275
	Orient International Enterprise Ltd., Class A	231,000	237,646
	Orient Overseas International Ltd.	409,000	7,358,840
Ω	Orient Securities Co. Ltd., Class H	1,352,000	1,299,767
*	Oriental Energy Co. Ltd., Class A	447,680	638,403
	Oriental Pearl Group Co. Ltd., Class A	676,760	723,655
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	96,540	242,701
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	405,539

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	PCI Technology Group Co. Ltd., Class A	214,900	$170,662
*	Pengxin International Mining Co. Ltd., Class A	578,905	346,290
	People's Insurance Co. Group of China Ltd. , Class H	20,581,000	15,811,722
	PetroChina Co. Ltd., Class H	90,670,000	88,605,554
	PICC Property & Casualty Co. Ltd., Class H	9,521,000	19,761,613
	Ping An Bank Co. Ltd., Class A	5,444,413	9,249,894
	Ping An Insurance Group Co. of China Ltd., Class H	19,281,000	132,371,021
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,045,782
*	Polaris Bay Group Co. Ltd., Class A	338,000	342,056
	Poly Property Group Co. Ltd.	7,141,870	1,407,972
#	Poly Property Services Co. Ltd., Class H	456,200	2,024,820
*	Pony Testing International Group Co. Ltd., Class A	42,200	50,591
*	Porton Pharma Solutions Ltd., Class A	107,900	354,608
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,135,000	21,287,675
	Pou Sheng International Holdings Ltd.	8,554,000	543,532
	Power Construction Corp. of China Ltd., Class A	4,101,720	3,888,487
	Prinx Chengshan Holdings Ltd.	214,000	212,637
	PW Medtech Group Ltd.	1,439,000	259,455
	Q Technology Group Co. Ltd.	490,000	738,574
*	Qi An Xin Technology Group, Inc., Class A	50,335	251,320
	Qifu Technology, Inc., ADR	1,096	37,626
	Qingdao Citymedia Co. Ltd., Class A	113,300	109,227
		Shares	Value»
CHINA — (Continued)
	Qingdao East Steel Tower Stock Co. Ltd., Class A	370,700	$504,248
	Qingdao Gaoce Technology Co. Ltd., Class A	42,444	61,574
	Qingdao Gon Technology Co. Ltd., Class A	68,735	343,607
	Qingdao Hanhe Cable Co. Ltd., Class A	908,000	437,227
Ω	Qingdao Port International Co. Ltd., Class H	1,016,000	844,660
	Qingdao Rural Commercial Bank Corp., Class A	1,139,700	553,965
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	662,797
*	Qingling Motors Co. Ltd., Class H	1,402,000	142,451
	Qinhuangdao Port Co. Ltd., Class H	1,317,500	369,292
*	Qudian, Inc., Sponsored ADR	157,205	635,108
	Rainbow Digital Commercial Co. Ltd., Class A	392,676	308,398
*Ω	Redco Properties Group Ltd.	1,580,000	21,348
	Renhe Pharmacy Co. Ltd., Class A	469,900	383,697
	Rianlon Corp., Class A	58,219	254,461
	Riyue Heavy Industry Co. Ltd., Class A	226,809	381,210
	Rizhao Port Co. Ltd., Class A	691,400	307,305
	Rongsheng Petrochemical Co. Ltd., Class A	1,478,667	1,875,866
*	Roshow Technology Co. Ltd., Class A	396,100	411,176
	Runjian Co. Ltd., Class A	53,400	324,109
	SAIC Motor Corp. Ltd., Class A	1,204,773	2,869,744
	Sailun Group Co. Ltd., Class A	445,800	797,001
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,136,916
	Sanquan Food Co. Ltd., Class A	51,200	78,529
*	Sansteel Minguang Co. Ltd. Fujian, Class A	826,680	567,529

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sansure Biotech, Inc., Class A	76,957	$235,077
	Sany Heavy Equipment International Holdings Co. Ltd.	3,311,000	3,105,359
	Sany Heavy Industry Co. Ltd., Class A	804,942	2,228,171
	Satellite Chemical Co. Ltd., Class A	403,731	1,091,299
	Sealand Securities Co. Ltd., Class A	1,018,895	593,645
*	Seazen Group Ltd.	6,322,857	2,015,513
*	Seazen Holdings Co. Ltd., Class A	456,915	925,298
	S-Enjoy Service Group Co. Ltd.	244,000	87,032
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	250,404
	Shaanxi Coal Industry Co. Ltd., Class A	1,735,600	4,852,033
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	448,407
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,376,926
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	258,131
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	180,909	457,195
*	Shandong Chenming Paper Holdings Ltd., Class H	850,227	82,955
*	Shandong Haihua Co. Ltd., Class A	203,700	167,855
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	359,300	291,827
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	522,599	1,739,345
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	88,543
	Shandong Humon Smelting Co. Ltd., Class A	275,500	444,104
	Shares	Value»
CHINA — (Continued)
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	$254,607
Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	295,225
Shandong Linglong Tyre Co. Ltd., Class A	438,387	926,450
Shandong Lukang Pharma, Class A	162,100	236,262
Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,679,950
Shandong Pharmaceutical Glass Co. Ltd., Class A	119,800	377,979
Shandong Publishing & Media Co. Ltd., Class A	363,633	454,874
Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,708,207
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	255,244
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,158,000	7,174,217
Shandong Xiantan Co. Ltd., Class A	217,200	184,347
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	122,000	125,629
Shanghai Bailian Group Co. Ltd., Class A	493,700	674,130
Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	168,698
Shanghai Bright Meat Group Co. Ltd., Class A	248,300	262,197
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	280,626
Shanghai Construction Group Co. Ltd., Class A	2,377,229	798,880
Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	329,438

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Shanghai Electric Group Co. Ltd., Class H	8,194,000	$3,342,206
	Shanghai Environment Group Co. Ltd., Class A	360,586	403,130
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,183,000	2,887,011
	Shanghai Huayi Group Co. Ltd., Class A	274,300	316,230
	Shanghai Industrial Holdings Ltd.	1,897,918	3,538,097
*	Shanghai Industrial Urban Development Group Ltd.	3,470,501	149,877
	Shanghai International Airport Co. Ltd., Class A	113,300	506,163
	Shanghai Jahwa United Co. Ltd., Class A	129,800	396,667
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	243,850	764,239
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	467,975
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	200,558	244,750
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	619,292
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,907,900	3,042,838
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	232,327
	Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	10,425,486
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	470,550	1,143,698
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	129,787
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,039,162	995,122
		Shares	Value»
CHINA — (Continued)
	Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	$2,051,914
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	260,300	414,255
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	262,503
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	580,577
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	201,276	311,967
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	787,562	629,833
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	492,357
	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	524,656
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	393,780
	Shantui Construction Machinery Co. Ltd., Class A	441,300	610,356
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	260,338
	Shanxi Coal International Energy Group Co. Ltd., Class A	395,100	526,193
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,823,765	1,785,504
	Shanxi Guoxin Energy Corp. Ltd., Class A	194,600	74,657
	Shanxi Hi-speed Group Co. Ltd., Class A	188,800	128,996
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	384,760	358,467
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,040,880	1,982,819

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	874,173	$553,436
	Shanxi Securities Co. Ltd., Class A	586,460	500,553
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	927,406
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	112,523
	Shanying International Holding Co. Ltd., Class A	718,200	188,352
	Shenghe Resources Holding Co. Ltd., Class A	36,393	109,859
	Shenma Industry Co. Ltd., Class A	312,300	384,464
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	946,400	395,257
	Shenzhen Agricultural Power Group Co. Ltd., Class A	319,341	288,173
	Shenzhen Airport Co. Ltd., Class A	597,901	585,616
	Shenzhen Aisidi Co. Ltd., Class A	143,300	249,218
	Shenzhen Desay Battery Technology Co., Class A	85,030	268,384
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	100	100
	Shenzhen Gas Corp. Ltd., Class A	489,200	437,963
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	69,000	106,103
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	71,500	58,390
	Shenzhen International Holdings Ltd.	6,746,590	6,746,233
#*	Shenzhen Investment Ltd.	7,418,414	848,090
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	232,115
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	254,163
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	$195,559
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	579,816
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	86,800	209,525
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	730,787
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	281,691
	Shenzhen Leaguer Co. Ltd., Class A	355,700	400,867
	Shenzhen Microgate Technology Co. Ltd., Class A	41,900	66,384
	Shenzhen MTC Co. Ltd., Class A	1,445,828	902,152
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	268,800	105,266
	Shenzhen Noposin Crop Science Co. Ltd., Class A	262,600	412,132
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,645,261	522,523
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	1,029,000	216,348
	Shenzhen SC New Energy Technology Corp., Class A	69,700	533,068
	Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	415,670
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	298,277
	Shenzhen Topraysolar Co. Ltd., Class A	344,500	173,098
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	422,900	266,451
	Shenzhen Yinghe Technology Co. Ltd., Class A	128,900	368,186
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	680,396

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhou International Group Holdings Ltd.	93,600	$673,617
	Shinva Medical Instrument Co. Ltd., Class A	112,750	260,069
#	Shoucheng Holdings Ltd.	6,233,683	1,469,529
	Shougang Fushan Resources Group Ltd.	8,752,819	3,213,500
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	397,200	308,132
	Shui On Land Ltd.	13,576,303	1,326,419
	Sichuan Development Lomon Co. Ltd., Class A	341,500	532,283
	Sichuan EM Technology Co. Ltd., Class A	211,900	514,863
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	320,399
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	411,941
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,512,800
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	278,608
	Sichuan New Energy Power Co. Ltd., Class A	303,200	422,064
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,634,598	1,886,567
	Sichuan Yahua Industrial Group Co. Ltd., Class A	255,400	493,452
	Sihuan Pharmaceutical Holdings Group Ltd.	398,000	65,843
	Sino Biopharmaceutical Ltd.	19,804,000	18,966,313
*	Sinochem International Corp., Class A	673,631	379,738
	Sinofert Holdings Ltd.	11,308,000	2,042,164
	Sinolink Securities Co. Ltd., Class A	62,300	80,278
		Shares	Value»
CHINA — (Continued)
*	Sinolink Worldwide Holdings Ltd.	171,085	$218,437
	Sinoma International Engineering Co., Class A	768,300	968,466
	Sinoma Science & Technology Co. Ltd., Class A	412,362	1,612,862
	Sinomach Automobile Co. Ltd., Class A	391,700	346,025
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	383,817
	Sinomine Resource Group Co. Ltd., Class A	120,820	606,332
	Sinopec Engineering Group Co. Ltd., Class H	6,194,500	4,809,796
	Sinopec Kantons Holdings Ltd.	4,458,000	2,561,389
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,718,000	1,541,395
	Sinopharm Group Co. Ltd., Class H	5,576,800	13,404,544
	Sino-Platinum Metals Co. Ltd., Class A	116,900	245,116
	Sinosteel Engineering & Technology Co. Ltd., Class A	678,800	595,619
	Sinotrans Ltd., Class H	10,042,000	5,568,911
	Sinotruk Hong Kong Ltd.	2,865,835	8,733,785
	Sinotruk Jinan Truck Co. Ltd., Class A	354,758	900,922
	Skyworth Digital Co. Ltd., Class A	65,300	103,412
*	Skyworth Group Ltd.	294,000	115,571
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	338,172
*	SOHO China Ltd.	4,214,388	311,708
	SooChow Securities Co. Ltd., Class A	848,030	1,124,552
	Southern Publishing & Media Co. Ltd., Class A	211,100	417,899
	Southwest Securities Co. Ltd., Class A	910,400	573,049
	SSY Group Ltd.	3,982,000	1,580,382
	Stanley Agricultural Group Co. Ltd., Class A	346,000	423,749

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	$567,421
	State Grid Yingda Co. Ltd., Class A	798,300	589,665
	STO Express Co. Ltd., Class A	166,400	352,203
	Sumec Corp. Ltd., Class A	415,300	605,291
	Sun Art Retail Group Ltd.	6,560,500	1,729,229
	Sun King Technology Group Ltd.	104,000	19,974
	Suning Universal Co. Ltd., Class A	1,023,305	309,710
	Sunrise Group Co. Ltd., Class A	194,800	150,796
*	Sunstone Development Co. Ltd., Class A	94,600	298,491
	Suntak Technology Co. Ltd., Class A	262,008	481,846
	Sunward Intelligent Equipment Co. Ltd., Class A	279,300	513,702
	Sunwoda Electronic Co. Ltd., Class A	384,600	1,147,052
	Suzhou Anjie Technology Co. Ltd., Class A	92,100	172,161
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	893,375	448,643
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	226,662
*	Taiyuan Heavy Industry Co. Ltd., Class A	370,600	120,990
*	Tangrenshen Group Co. Ltd., Class A	385,300	258,781
	Tangshan Jidong Cement Co. Ltd., Class A	285,244	192,553
	TangShan Port Group Co. Ltd., Class A	1,646,190	926,399
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	501,929
	Tayho Advanced Materials Group Co. Ltd., Class A	291,300	429,672
	TBEA Co. Ltd., Class A	1,143,998	2,146,751
		Shares	Value»
CHINA — (Continued)
	TCL Electronics Holdings Ltd.	4,535,666	$5,874,187
	TCL Technology Group Corp., Class A	4,338,998	2,649,614
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	771,700	872,728
	TDG Holdings Co. Ltd., Class A	321,400	359,114
	Ten Pao Group Holdings Ltd.	304,000	75,653
	Tian An China Investment Co. Ltd.	4,049,000	2,349,486
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	1,013,646
#	Tiangong International Co. Ltd.	5,220,000	1,342,617
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	56,000	26,955
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	668,911	397,403
	Tianjin Port Co. Ltd., Class A	686,668	440,449
	Tianjin Port Development Holdings Ltd.	12,295,657	1,127,880
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	134,611	81,739
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	102,461	86,890
*	Tianma Microelectronics Co. Ltd., Class A	628,602	805,828
	Tianneng Battery Group Co. Ltd., Class A	81,158	310,048
#	Tianneng Power International Ltd.	3,920,000	3,386,332
#*	Tianqi Lithium Corp., Class H	326,800	1,469,064
	Tianrun Industry Technology Co. Ltd., Class A	286,100	245,055
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,760,754

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	$1,316,695
	Titan Wind Energy Suzhou Co. Ltd., Class A	375,700	339,009
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	403,074
	Toly Bread Co. Ltd., Class A	413,335	314,853
	Tomson Group Ltd.	1,665,317	680,965
#	Tong Ren Tang Technologies Co. Ltd., Class H	2,507,000	1,681,239
	Tongcheng Travel Holdings Ltd.	374,800	939,110
	Tongdao Liepin Group	87,200	46,260
	Tongkun Group Co. Ltd., Class A	547,222	940,559
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	424,000	447,449
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,722,207
*	Tongwei Co. Ltd., Class A	349,314	990,223
	Tongyu Heavy Industry Co. Ltd., Class A	1,278,400	493,060
	Topsec Technologies Group, Inc., Class A	40,500	45,140
Ω	Topsports International Holdings Ltd.	6,738,000	2,718,433
	Transfar Zhilian Co. Ltd., Class A	602,400	510,593
	TravelSky Technology Ltd., Class H	1,359,000	2,160,649
	Triangle Tyre Co. Ltd., Class A	130,700	251,011
*	Trina Solar Co. Ltd., Class A	425,648	915,234
	Trip.com Group Ltd. (9961 HK)	11,850	735,677
#	Trip.com Group Ltd. (TCOM US), ADR	686,188	42,509,347
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truly International Holdings Ltd.	4,554,000	682,754
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	469,070
		Shares	Value»
CHINA — (Continued)
	Unilumin Group Co. Ltd., Class A	112,600	$110,854
	Uni-President China Holdings Ltd.	907,000	1,145,876
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	418,100	920,799
††	Untrade.China Dili	4,137,899	65,258
*††	Untrade.Lumena Newmat	1,315,048	0
	Valiant Co. Ltd., Class A	211,046	370,522
	Vatti Corp. Ltd., Class A	222,900	198,171
*	Venustech Group, Inc., Class A	97,100	214,531
	Vipshop Holdings Ltd., ADR	1,366,683	20,623,246
*	Visionox Technology, Inc., Class A	140,400	183,296
*Ω	Viva Biotech Holdings	590,500	124,899
#*	Vnet Group, Inc., ADR	9,061	75,297
	Walvax Biotechnology Co. Ltd., Class A	113,400	197,218
	Wangneng Environment Co. Ltd., Class A	130,540	305,496
	Wanhua Chemical Group Co. Ltd., Class A	570,300	4,928,827
	Wasion Holdings Ltd.	2,834,000	3,078,749
	Wasu Media Holding Co. Ltd., Class A	497,586	568,484
	Weibo Corp. (9898 HK), Class A	20,760	202,704
#	Weibo Corp. (WB US), Sponsored ADR	123,100	1,186,684
	Weichai Power Co. Ltd., Class H	6,329,000	13,416,632
	Weifu High-Technology Group Co. Ltd., Class A	90,400	241,920
	Wellhope Foods Co. Ltd., Class A	310,388	367,946
#	West China Cement Ltd.	10,992,000	2,803,639
	Western Securities Co. Ltd., Class A	726,548	844,277
	Wharf Holdings Ltd.	1,609,000	4,575,985
	Windey Energy Technology Group Co. Ltd., Class A	182,430	320,572

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wingtech Technology Co. Ltd., Class A	193,300	$991,153
	Winner Medical Co. Ltd., Class A	75,640	419,776
	Wuchan Zhongda Group Co. Ltd., Class A	1,608,600	1,203,996
	Wuhu Token Science Co. Ltd., Class A	394,600	329,952
	Wushang Group Co. Ltd., Class A	262,900	342,369
*Ω	Wuxi Biologics Cayman, Inc.	6,582,000	26,762,618
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	425,060
	Wuxi Paike New Materials Technology Co. Ltd., Class A	20,400	207,083
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	349,748
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	375,958
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	3,313,952
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,115,500	110,454
	Xiamen Bank Co. Ltd., Class A	706,900	672,974
	Xiamen C & D, Inc., Class A	598,500	843,400
	Xiamen ITG Group Corp. Ltd., Class A	472,902	413,607
	Xiamen Tungsten Co. Ltd., Class A	299,740	965,741
	Xiamen Xiangyu Co. Ltd., Class A	608,601	602,832
	Xi'An Shaangu Power Co. Ltd., Class A	462,200	565,110
	Xiandai Investment Co. Ltd., Class A	184,100	109,792
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	60,631
	Xianhe Co. Ltd., Class A	123,874	366,071
	Xilinmen Furniture Co. Ltd., Class A	97,400	211,903
	Xinfengming Group Co. Ltd., Class A	420,160	719,384
		Shares	Value»
CHINA — (Continued)
	Xingfa Aluminium Holdings Ltd.	447,000	$483,892
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,670,736
	Xinjiang Joinworld Co. Ltd., Class A	380,300	372,894
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	183,150
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	169,345
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	365,899
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	266,900	173,748
*	Xinte Energy Co. Ltd., Class H	1,273,200	1,076,578
	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	238,372
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	942,800	493,247
#	Xinyi Energy Holdings Ltd.	7,599,496	1,202,863
#	Xinyi Solar Holdings Ltd.	15,826,000	6,126,622
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	469,763
	Xtep International Holdings Ltd.	5,495,237	3,934,370
	Xuji Electric Co. Ltd., Class A	39,000	122,895
	Yangling Metron New Material, Inc., Class A	124,040	246,781
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	129,000	441,567
#	Yankuang Energy Group Co. Ltd., Class H	9,086,000	10,359,250
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	89,001	265,238
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	1,652,842
	Yechiu Metal Recycling China Ltd., Class A	319,500	115,736

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yibin Tianyuan Group Co. Ltd., Class A	235,590	$168,813
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,188,400	2,176,967
	Yifan Pharmaceutical Co. Ltd., Class A	140,800	287,344
	Yiren Digital Ltd., Sponsored ADR	199,910	1,183,467
Ω	Yixin Group Ltd.	4,875,000	1,561,581
	Yixintang Pharmaceutical Group Co. Ltd., Class A	197,463	410,813
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	810,217
	Yongjin Technology Group Co. Ltd.	98,900	244,426
	YongXing Special Materials Technology Co. Ltd., Class A	112,670	547,713
	Yotrio Group Co. Ltd., Class A	90,800	47,262
	Youngor Fashion Co. Ltd., Class A	928,013	946,963
	YTO Express Group Co. Ltd., Class A	530,600	1,084,928
	Yuexiu Property Co. Ltd.	4,479,357	2,634,088
	Yuexiu Services Group Ltd.	244,000	91,796
	Yueyang Forest & Paper Co. Ltd., Class A	325,800	215,054
	YUNDA Holding Group Co. Ltd., Class A	974,689	1,028,139
	Yunnan Aluminium Co. Ltd., Class A	653,530	1,407,734
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	749,059
	Yunnan Copper Co. Ltd., Class A	483,200	867,266
	Yunnan Energy Investment Co. Ltd., Class A	128,400	189,575
*	Yunnan Energy New Material Co. Ltd., Class A	189,400	776,680
	Yunnan Tin Co. Ltd., Class A	466,300	1,152,366
		Shares	Value»
CHINA — (Continued)
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	$533,805
	ZBOM Home Collection Co. Ltd., Class A	115,400	159,064
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	718,047
	Zhejiang Chint Electrics Co. Ltd., Class A	669,352	2,111,943
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	475,781
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	459,100	296,424
	Zhejiang Dahua Technology Co. Ltd., Class A	514,923	1,161,249
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	216,900	416,912
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	295,915
	Zhejiang Hailiang Co. Ltd., Class A	650,665	989,149
	Zhejiang Hangmin Co. Ltd., Class A	477,181	471,299
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	442,433
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	408,582
	Zhejiang Huayou Cobalt Co. Ltd., Class A	403,831	2,471,977
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	579,990
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	120,800	466,970
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	708,381
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	559,270

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»
CHINA — (Continued)
Zhejiang Longsheng Group Co. Ltd., Class A	660,433	$970,830
Zhejiang Medicine Co. Ltd., Class A	238,117	526,546
Zhejiang NHU Co. Ltd., Class A	48,976	152,322
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	845,600	709,931
Zhejiang Runtu Co. Ltd., Class A	378,930	400,552
Zhejiang Semir Garment Co. Ltd., Class A	747,199	551,489
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	293,441
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	197,249
Zhejiang Taihua New Material Group Co. Ltd., Class A	59,400	79,613
Zhejiang Wanliyang Co. Ltd., Class A	192,341	200,671
Zhejiang Wanma Co. Ltd., Class A	343,500	680,096
Zhejiang Wansheng Co. Ltd., Class A	126,752	176,805
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	118,900	178,487
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	291,228	409,808
Zhejiang Xinao Textiles, Inc., Class A	182,940	150,585
Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	184,998
Zhende Medical Co. Ltd., Class A	30,800	94,631
Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	142,137
Zhewen Interactive Group Co. Ltd., Class A	424,700	504,929
		Shares	Value»
CHINA — (Continued)
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	652,200	$593,163
	Zhongsheng Group Holdings Ltd.	3,447,500	5,799,077
	Zhongtai Securities Co. Ltd., Class A	941,000	871,621
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	187,398
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,008,500	1,054,858
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	348,028
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,060,000	4,299,767
	Zhuzhou Kibing Group Co. Ltd., Class A	833,546	719,916
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	379,447
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	346,606
#Ω	ZJLD Group, Inc.	118,200	100,793
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	249,612
	ZMJ Group Co. Ltd., Class H	1,012,800	1,928,271
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	3,313,073
#	ZTE Corp., Class H	1,121,200	3,537,626
	ZTO Express Cayman, Inc. (2057 HK)	1,202,000	23,432,526
TOTAL CHINA			3,426,504,388
COLOMBIA — (0.1%)
	Cementos Argos SA	131,228	344,236
*	Corp. Financiera Colombiana SA	54,588	228,747
	Grupo Argos SA	1,163,375	4,724,941
	Grupo de Inversiones Suramericana SA	276,812	3,055,307
	Mineros SA	92,237	166,592
TOTAL COLOMBIA			8,519,823

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (0.1%)
	CEZ AS	12,122	$702,341
	Komercni Banka AS	277,089	13,199,300
Ω	Moneta Money Bank AS	317,848	2,210,833
TOTAL CZECH REPUBLIC			16,112,474
FRANCE — (0.0%)
	Carrefour SA, BDR	231,613	3,472,820
GREECE — (0.6%)
	Alpha Bank SA	6,758,535	25,298,064
	Bank of Greece	36,894	634,831
	ElvalHalcor SA	22,490	64,427
	GEK Terna SA	14,842	366,329
	Helleniq Energy Holdings SA	347,267	3,048,698
#	Intracom Holdings SA	266,502	1,004,372
*	LAMDA Development SA	7,628	57,916
	Motor Oil Hellas Corinth Refineries SA	106,636	3,054,849
	National Bank of Greece SA	656,611	9,158,773
	Piraeus Financial Holdings SA	3,886,723	29,886,692
	Titan SA (TITC GA)	63,062	2,599,715
TOTAL GREECE			75,174,666
HONG KONG — (0.0%)
	PAX Global Technology Ltd.	406,000	351,707
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,164,550	18,806,741
	OTP Bank Nyrt	39,987	3,244,780
TOTAL HUNGARY			22,051,521
INDIA — (17.3%)
	Aarti Drugs Ltd.	30,145	173,770
	Aarti Industries Ltd.	21,443	101,672
	Aarti Pharmalabs Ltd.	4,095	42,261
	ACC Ltd.	241,996	4,929,333
*	Adani Power Ltd.	80,685	537,002
*	Aditya Birla Capital Ltd.	1,653,183	4,813,893
	Aditya Birla Real Estate Ltd.	3,348	71,939
	Advanced Enzyme Technologies Ltd.	24,343	96,801
	Agarwal Industrial Corp. Ltd.	1,368	15,268
	AGI Greenpac Ltd.	48,589	530,047
	Alembic Ltd.	360,019	456,667
		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	99,352	$1,104,463
	Allcargo Logistics Ltd.	1,600,297	634,926
	Allied Digital Services Ltd.	5,621	10,112
	Amara Raja Energy & Mobility Ltd.	258,191	2,832,203
	Ambuja Cements Ltd.	1,346,803	9,026,696
	Andhra Sugars Ltd.	140,898	123,743
*Ω	Antony Waste Handling Cell Ltd.	6,600	45,846
	Apollo Pipes Ltd.	3,561	16,352
	Apollo Tyres Ltd.	1,851,897	9,536,542
*	Arman Financial Services Ltd.	904	16,810
	Arvind Ltd.	924,337	3,318,834
*	Ashapura Minechem Ltd.	15,531	97,533
*	Ashoka Buildcon Ltd.	321,017	735,509
*	Aurobindo Pharma Ltd.	1,045,999	13,500,239
	Avadh Sugar & Energy Ltd.	3,196	16,699
	Avanti Feeds Ltd.	28,553	219,803
	Axis Bank Ltd. (AXSB IN)	10,198,375	123,849,841
*	Bajaj Consumer Care Ltd.	103,012	262,249
*	Bajaj Hindusthan Sugar Ltd.	1,123,232	297,199
	Bajaj Holdings & Investment Ltd.	169,494	27,095,833
	Balmer Lawrie & Co. Ltd.	410,440	980,626
	Balrampur Chini Mills Ltd.	716,034	4,773,795
	Banco Products India Ltd.	108,138	729,132
Ω	Bandhan Bank Ltd.	1,349,093	2,572,911
	Bank of Baroda	4,048,927	10,934,551
	Bank of India	1,684,055	2,128,649
	Bank of Maharashtra	2,670,903	1,698,148
	BCL Industries Ltd.	81,509	40,897
	Bhansali Engineering Polymers Ltd.	175,389	231,867
	Bharat Bijlee Ltd.	6,466	216,721
	Bharat Heavy Electricals Ltd.	4,324,246	11,706,001
*	Bharat Wire Ropes Ltd.	8,578	18,181
	Biocon Ltd.	498,288	2,211,844
	Birla Corp. Ltd.	162,296	2,528,077
	BirlaNu Ltd.	19,866	520,338
	Birlasoft Ltd.	289,141	1,278,935
	Bliss Gvs Pharma Ltd.	27,690	55,373

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bluspring Enterprises Ltd.	45,222	$45,429
	Bombay Burmah Trading Co.	42,834	921,825
	BSE Ltd.	55,041	1,515,376
*	Camlin Fine Sciences Ltd.	34,902	105,767
	Can Fin Homes Ltd.	167,475	1,429,457
	Canara Bank	6,645,835	8,072,744
*	Capacit'e Infraprojects Ltd.	84,995	295,276
	Caplin Point Laboratories Ltd.	3,585	84,134
*	Cartrade Tech Ltd.	20,299	503,473
	Ceat Ltd.	140,663	5,298,212
	Century Enka Ltd.	36,151	211,886
	Chambal Fertilisers & Chemicals Ltd.	899,019	5,283,244
	Cholamandalam Financial Holdings Ltd.	416,420	8,891,375
	CIE Automotive India Ltd.	396,132	1,811,257
	Cipla Ltd.	790,605	13,938,896
	City Union Bank Ltd.	1,272,397	3,086,613
Ω	Cochin Shipyard Ltd.	4,875	97,726
	Confidence Petroleum India Ltd.	11,208	6,583
	Container Corp. of India Ltd.	390,209	2,560,591
	Coromandel International Ltd.	13,873	420,843
	Cosmo First Ltd.	20,178	231,106
	CreditAccess Grameen Ltd.	8,842	124,569
*	CSB Bank Ltd.	102,214	488,629
	Cyient Ltd.	138,071	1,884,654
	Dalmia Bharat Ltd.	289,944	7,336,491
	Dalmia Bharat Sugar & Industries Ltd.	38,535	161,713
	Datamatics Global Services Ltd.	1,829	20,477
	DB Corp. Ltd.	152,784	468,130
	DCB Bank Ltd.	991,236	1,513,623
	DCM Shriram Industries Ltd.	4,862	9,298
	DCM Shriram Ltd.	214,566	3,483,516
*	DCW Ltd.	312,906	272,950
	Deep Industries Ltd.	9,749	53,089
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	5,639,765
*	Delhivery Ltd.	82,038	398,135
	Delta Corp. Ltd.	336,051	324,539
*	DEN Networks Ltd.	177,675	74,695
*	Dhampur Sugar Mills Ltd.	95,710	151,919
*	Dhanlaxmi Bank Ltd.	119,029	36,479
		Shares	Value»
INDIA — (Continued)
*	Digitide Solutions Ltd.	45,222	$119,485
Ω	Dilip Buildcon Ltd.	43,115	235,112
*	Dishman Carbogen Amcis Ltd.	326,616	936,948
	DLF Ltd.	621,310	5,530,303
	Dollar Industries Ltd.	5,707	24,751
#	Dr. Reddy's Laboratories Ltd., ADR	420,830	5,984,203
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	793,677	11,422,085
*	Dwarikesh Sugar Industries Ltd.	195,236	93,601
	eClerx Services Ltd.	17,228	738,448
	Edelweiss Financial Services Ltd.	247,123	287,942
*	EID Parry India Ltd.	507,826	7,088,358
	Electrosteel Castings Ltd.	999,250	1,261,670
	EPL Ltd.	264,599	670,813
Ω	Equitas Small Finance Bank Ltd.	325,660	218,763
	Escorts Kubota Ltd.	31,899	1,225,228
*	Eureka Forbes Ltd.	19,002	120,863
	Everest Industries Ltd.	4,740	29,271
	Everest Kanto Cylinder Ltd.	87,147	127,604
	Excel Industries Ltd.	3,247	50,009
	Exide Industries Ltd.	1,064,645	4,642,385
	FDC Ltd.	119,390	647,635
	Federal Bank Ltd.	9,464,464	21,880,948
*	Federal-Mogul Goetze India Ltd.	3,154	20,626
	FIEM Industries Ltd.	33,685	734,929
	Filatex India Ltd.	602,236	380,117
	Finolex Cables Ltd.	135,598	1,362,114
	Finolex Industries Ltd.	798,718	1,848,788
	Firstsource Solutions Ltd.	1,354,568	5,258,605
	Force Motors Ltd.	9,320	1,800,395
	Fortis Healthcare Ltd.	940,947	9,169,115
	G R Infraprojects Ltd.	6,898	96,337
	Gabriel India Ltd.	59,141	695,125
	GAIL India Ltd. (GAIL IN)	7,516,829	15,131,756
	Ganesh Housing Corp. Ltd.	1,403	14,353
	Gateway Distriparks Ltd.	1,318,343	1,061,825
	GHCL Ltd.	325,013	2,207,022
	GHCL Textiles Ltd.	339,043	338,643
	GIC Housing Finance Ltd.	73,745	156,720
Ω	Gland Pharma Ltd.	1,886	44,060

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Glenmark Pharmaceuticals Ltd.	827,318	$19,895,449
	Globus Spirits Ltd.	9,254	134,208
	Godawari Power & Ispat Ltd.	382,430	840,910
	Godfrey Phillips India Ltd.	57,575	5,976,872
*	Godrej Industries Ltd.	14,510	186,721
	Goldiam International Ltd.	15,567	60,274
	Goodluck India Ltd.	2,097	26,574
	Granules India Ltd.	781,166	4,211,038
	Graphite India Ltd.	84,879	552,429
	Grasim Industries Ltd.	890,461	27,958,850
	Grauer & Weil India Ltd.	82,434	94,422
	Great Eastern Shipping Co. Ltd.	503,782	5,372,328
	Greaves Cotton Ltd.	50,011	128,159
	Greenpanel Industries Ltd.	24,087	80,286
	Gujarat Alkalies & Chemicals Ltd.	122,273	809,109
	Gujarat Ambuja Exports Ltd.	615,983	767,720
	Gujarat Fluorochemicals Ltd.	23,934	972,665
	Gujarat Mineral Development Corp. Ltd.	465,476	2,081,462
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	402,037	2,466,801
	Gujarat Pipavav Port Ltd.	1,070,950	1,921,111
	Gujarat State Fertilizers & Chemicals Ltd.	1,172,501	2,716,525
	Gujarat State Petronet Ltd.	1,318,554	4,712,690
*	Hathway Cable & Datacom Ltd.	1,235,974	210,604
	HDFC Bank Ltd.	6,910,141	158,560,262
	HEG Ltd.	241,908	1,568,449
	HeidelbergCement India Ltd.	316,649	766,625
	Hero MotoCorp Ltd. (HMCL IN)	252,420	12,202,654
	HFCL Ltd.	306,547	264,183
	HG Infra Engineering Ltd.	16,921	199,876
	Hikal Ltd.	201,147	739,624
	Himadri Speciality Chemical Ltd.	363,495	1,952,069
		Shares	Value»
INDIA — (Continued)
	Himatsingka Seide Ltd.	124,652	$197,386
	Hindalco Industries Ltd.	5,483,147	42,488,817
	Hinduja Global Solutions Ltd.	89,011	582,638
	Huhtamaki India Ltd.	17,392	43,536
	ICICI Bank Ltd. (IBN US), Sponsored ADR	804,919	27,125,766
*	IDFC First Bank Ltd.	17,389,059	13,588,222
	IIFL Capital Services Ltd.	931,145	3,361,412
*	IIFL Finance Ltd.	712,214	3,812,010
*	India Cements Ltd.	178,846	742,762
	India Glycols Ltd.	75,772	1,468,772
	India Nippon Electricals Ltd.	6,634	57,592
	India Pesticides Ltd.	6,445	16,822
	Indian Bank	606,492	4,290,047
	Indian Hume Pipe Co. Ltd.	1,970	9,171
	Indian Metals & Ferro Alloys Ltd.	9,260	77,101
Ω	Indian Railway Finance Corp. Ltd.	173,604	252,028
	Indo Count Industries Ltd.	272,105	837,563
	Indoco Remedies Ltd.	11,599	41,793
*Ω	IndoStar Capital Finance Ltd.	16,773	55,229
*	Indus Towers Ltd.	4,136,095	16,982,311
	IndusInd Bank Ltd.	1,470,462	13,325,879
*	Infibeam Avenues Ltd.	2,852,144	465,830
	Info Edge India Ltd.	635,943	10,040,757
*	Inox Green Energy Services Ltd.	104,736	194,305
	Insecticides India Ltd.	5,166	63,187
	IOL Chemicals & Pharmaceuticals Ltd.	515,245	602,534
	Ipca Laboratories Ltd.	38,656	648,678
Ω	IRCON International Ltd.	647,991	1,297,486
	J Kumar Infraprojects Ltd.	204,190	1,639,576
	Jagran Prakashan Ltd.	403,692	335,419
	Jai Corp. Ltd.	50,855	63,772
*	Jain Irrigation Systems Ltd.	371,916	215,070
	Jammu & Kashmir Bank Ltd.	1,487,514	1,760,634
	Jindal Drilling & Industries Ltd.	4,275	31,278
	Jindal Poly Films Ltd.	54,978	362,446

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jindal Saw Ltd.	1,730,521	$4,154,742
	Jindal Stainless Ltd.	748,441	5,890,301
	Jindal Steel & Power Ltd.	1,907,130	20,908,239
*	Jio Financial Services Ltd.	9,844,822	36,787,007
	JK Lakshmi Cement Ltd.	249,947	2,768,693
	JK Paper Ltd.	431,544	1,747,837
	JK Tyre & Industries Ltd.	603,077	2,296,356
	JM Financial Ltd.	2,405,311	4,303,321
	JSW Energy Ltd.	673,885	3,963,852
	JSW Steel Ltd.	3,900,561	46,954,949
	Jubilant Ingrevia Ltd.	70,566	621,835
	Jubilant Pharmova Ltd.	431,530	5,860,665
*	Just Dial Ltd.	52,745	502,627
	Kalpataru Projects International Ltd.	431,537	5,624,032
	Kalyani Steels Ltd.	90,983	919,293
	Karnataka Bank Ltd.	1,019,469	2,094,766
	Karur Vysya Bank Ltd.	2,348,162	7,100,768
	Kaveri Seed Co. Ltd.	88,305	1,114,490
	KCP Ltd.	118,445	273,235
*	Kellton Tech Solutions Ltd.	327,980	106,422
	Kirloskar Ferrous Industries Ltd.	22,923	157,384
	Kirloskar Oil Engines Ltd.	250,982	2,564,248
	Kitex Garments Ltd.	86,430	221,620
	KNR Constructions Ltd.	633,622	1,537,514
	Kolte-Patil Developers Ltd.	100,381	470,924
	Kopran Ltd.	6,023	11,000
	Kotak Mahindra Bank Ltd.	318,026	7,170,304
	KRBL Ltd.	204,690	896,389
	Krsnaa Diagnostics Ltd.	7,889	77,117
	L&T Finance Ltd.	2,844,416	6,524,391
	Larsen & Toubro Ltd.	1,196,955	49,391,953
	Laxmi Organic Industries Ltd.	17,498	40,583
	LG Balakrishnan & Bros Ltd.	54,610	785,881
	LIC Housing Finance Ltd.	1,726,934	11,498,617
	LT Foods Ltd.	900,797	4,975,360
	Lumax Auto Technologies Ltd.	14,825	183,260
	Lupin Ltd.	470,035	10,251,799
	LUX Industries Ltd.	4,466	69,818
	Maharashtra Seamless Ltd.	294,087	2,357,312
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Financial Services Ltd.	2,938,207	$8,578,337
	Mahindra & Mahindra Ltd.	1,903,138	69,207,405
	Mahindra Lifespace Developers Ltd.	23,325	99,276
	Maithan Alloys Ltd.	20,725	259,172
*	Man Industries India Ltd.	25,380	128,731
	Manali Petrochemicals Ltd.	16,892	13,090
	Manappuram Finance Ltd.	2,320,125	6,686,277
	Marksans Pharma Ltd.	1,023,538	2,634,159
	Maruti Suzuki India Ltd.	68,330	9,733,549
Ω	MAS Financial Services Ltd.	37,389	131,398
	Mastek Ltd.	17,601	485,453
*	Max Estates Ltd.	8,916	49,165
	Mayur Uniquoters Ltd.	29,147	183,738
*	Meghmani Organics Ltd.	458,993	516,406
	MM Forgings Ltd.	4,761	18,574
	MOIL Ltd.	345,476	1,346,149
	Mold-Tek Packaging Ltd.	3,575	33,634
	Monte Carlo Fashions Ltd.	32,064	211,793
*	Morepen Laboratories Ltd.	240,825	159,840
	Motilal Oswal Financial Services Ltd.	20,085	207,931
	MRF Ltd.	7,963	13,412,575
	Muthoot Finance Ltd.	102,035	3,041,472
	Natco Pharma Ltd.	133,104	1,443,944
	National Aluminium Co. Ltd.	4,301,911	9,020,765
	National Fertilizers Ltd.	473,637	523,599
	Nava Ltd.	659,778	4,720,300
	Navneet Education Ltd.	99,277	167,694
	NCC Ltd.	2,173,014	5,359,588
	NESCO Ltd.	33,043	519,359
	Neuland Laboratories Ltd.	5,458	828,273
	NIIT Learning Systems Ltd.	433,276	1,569,374
	NIIT Ltd.	437,883	572,253
	Nilkamal Ltd.	35,747	686,028
	NMDC Ltd.	10,397,661	8,346,456
*	NMDC Steel Ltd.	2,233,783	930,807

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NOCIL Ltd.	380,975	$804,738
	NRB Bearings Ltd.	106,464	346,768
	Nucleus Software Exports Ltd.	20,834	250,725
*	Nuvoco Vistas Corp. Ltd.	11,939	57,993
	Oberoi Realty Ltd.	250,645	4,630,921
*	Onesource Specialty Pharma Ltd.	158,807	3,562,166
	Orient Cement Ltd.	418,372	1,177,682
*	Orient Green Power Co. Ltd.	1,105,168	175,929
	Panama Petrochem Ltd.	61,017	252,658
Ω	Parag Milk Foods Ltd., Class F	91,644	256,045
*	Patel Engineering Ltd.	1,205,074	510,710
	PCBL Chemical Ltd.	841,356	3,737,390
	PDS Ltd.	3,020	12,264
*	Pennar Industries Ltd.	118,394	321,128
	Petronet LNG Ltd.	3,739,500	12,244,875
	Piramal Enterprises Ltd.	281,593	4,051,175
	Piramal Pharma Ltd.	1,687,208	3,768,397
	PIX Transmissions Ltd.	658	11,246
*Ω	PNB Housing Finance Ltd.	471,742	5,282,568
	PNC Infratech Ltd.	384,557	1,357,466
	Pokarna Ltd.	1,170	12,372
	Polyplex Corp. Ltd.	108,581	1,376,452
	Power Finance Corp. Ltd.	6,354,839	29,609,668
	Power Mech Projects Ltd.	13,818	491,360
	Prakash Industries Ltd.	462,508	924,797
	Prakash Pipes Ltd.	6,854	28,141
Ω	Prataap Snacks Ltd.	1,831	20,295
	Prestige Estates Projects Ltd.	439,783	8,117,939
*	PSP Projects Ltd.	1,473	12,585
*	PTC India Financial Services Ltd.	1,182,616	559,838
	PTC India Ltd.	1,137,852	2,483,050
	Punjab National Bank	6,093,734	7,266,975
*	PVR Inox Ltd.	23,567	268,164
Ω	Quess Corp. Ltd.	45,222	152,770
	Rain Industries Ltd.	766,467	1,364,855
*	Rajesh Exports Ltd.	122,420	261,661
	Rallis India Ltd.	368,604	1,570,514
	Ramco Cements Ltd.	116,351	1,547,136
	Ramco Industries Ltd.	94,039	313,853
*	Ramky Infrastructure Ltd.	7,240	48,199
	Rane Holdings Ltd.	4,370	75,556
		Shares	Value»
INDIA — (Continued)
	Rashtriya Chemicals & Fertilizers Ltd.	975,347	$1,684,828
*	Raymond Lifestyle Ltd.	133,014	1,731,959
*	Raymond Ltd.	166,268	1,265,110
*	Raymond Realty Ltd.	166,268	1,309,664
Ω	RBL Bank Ltd.	1,770,101	5,362,973
	REC Ltd.	7,646,370	34,264,787
	Redington Ltd.	3,478,812	9,908,512
	Redtape Ltd.	215,564	315,606
	Reliance Industries Ltd. (RIL IN)	21,851,121	345,033,850
*	Reliance Power Ltd.	8,487,744	5,065,100
	Repco Home Finance Ltd.	201,526	931,932
	Rico Auto Industries Ltd.	168,820	137,114
	RITES Ltd.	119,262	347,709
	Rossari Biotech Ltd.	7,039	56,869
	Route Mobile Ltd.	4,340	44,565
*	RPSG Ventures Ltd.	4,172	47,460
*	RSWM Ltd.	19,061	34,069
	Rupa & Co. Ltd.	9,446	22,755
	Sagar Cements Ltd.	23,347	65,085
	Sammaan Capital Ltd.	73,432	105,568
	Samvardhana Motherson International Ltd.	12,844,718	14,137,455
	Sandhar Technologies Ltd.	15,288	84,705
	Sandur Manganese & Iron Ores Ltd.	10,443	53,928
	Sanghvi Movers Ltd.	53,054	162,554
	Sarda Energy & Minerals Ltd.	200,161	1,015,314
	Sasken Technologies Ltd.	7,505	126,439
*	Satin Creditcare Network Ltd.	17,437	28,795
	Savita Oil Technologies Ltd.	19,237	87,528
*	Selan Exploration Technology Ltd.	3,203	21,847
	Seshasayee Paper & Boards Ltd.	83,170	258,915
*Ω	SH Kelkar & Co. Ltd.	106,844	312,012
	Shalby Ltd.	7,180	17,113
	Shankara Building Products Ltd.	7,433	99,656
	Sharda Cropchem Ltd.	60,519	778,558
*	Sheela Foam Ltd.	1,361	10,346
*	Shilpa Medicare Ltd.	2,879	28,582
	Shipping Corp. of India Land & Assets Ltd.	839,608	479,956

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shipping Corp. of India Ltd.	866,425	$2,124,850
	Shree Cement Ltd.	1,128	393,488
	Shriram Finance Ltd.	4,806,255	34,474,684
	Shriram Pistons & Rings Ltd.	1,349	36,844
	Shyam Metalics & Energy Ltd.	12,216	136,454
	Siyaram Silk Mills Ltd.	30,146	214,761
	Sobha Ltd.	54,391	988,295
	Somany Ceramics Ltd.	6,442	39,583
	South Indian Bank Ltd.	6,471,133	2,182,480
*	SP Apparels Ltd.	1,135	10,777
*	Spandana Sphoorty Financial Ltd.	30,589	93,690
*	Star Cement Ltd.	115,266	314,400
	State Bank of India (SBIN IN)	7,873,800	71,290,837
	State Bank of India (SBKFF US), GDR	19,590	1,796,403
	Steel Authority of India Ltd.	3,994,477	5,631,128
	Strides Pharma Science Ltd.	328,728	3,257,225
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,617,777	31,293,942
	Sun TV Network Ltd.	346,963	2,223,024
	Sundaram-Clayton Ltd.	2,169	48,174
*	Sunflag Iron & Steel Co. Ltd.	51,929	168,890
	Sunteck Realty Ltd.	173,757	777,795
	Supriya Lifescience Ltd.	2,683	20,153
	Surya Roshni Ltd.	309,920	1,157,261
*	Suryoday Small Finance Bank Ltd.	19,566	28,065
	TAJGVK Hotels & Resorts Ltd.	7,970	37,126
	Talbros Automotive Components Ltd.	9,744	31,726
	Tamil Nadu Newsprint & Papers Ltd.	49,367	89,947
	Tamilnad Mercantile Bank Ltd.	2,918	15,218
*	TARC Ltd.	139,543	292,919
	Tata Chemicals Ltd.	757,897	8,469,916
	Tata Consumer Products Ltd.	596,334	7,279,192
	Tata Motors Ltd.	4,118,422	31,153,137
	Tata Steel Ltd.	25,119,759	44,928,031
	Tech Mahindra Ltd.	67,222	1,115,445
		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	37,857	$622,207
*††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	11,168	18,605
	Thirumalai Chemicals Ltd.	94,211	319,069
	Thomas Cook India Ltd.	13,324	25,527
	Time Technoplast Ltd.	700,375	3,713,247
	Tourism Finance Corp. of India Ltd.	46,116	155,056
	TransIndia Real Estate Ltd.	250,774	93,965
	Transport Corp. of India Ltd.	126,919	1,691,011
	Trident Ltd.	1,241,146	424,942
	Triveni Engineering & Industries Ltd.	485,353	1,888,163
	TV Today Network Ltd.	28,231	49,405
	TVS Holdings Ltd.	875	115,549
	TVS Srichakra Ltd.	7,560	258,526
	Uflex Ltd.	196,398	1,323,126
*	Ugro Capital Ltd.	12,338	23,848
Ω	Ujjivan Small Finance Bank Ltd.	1,335,380	673,895
*	Unichem Laboratories Ltd.	148,098	1,059,448
	Union Bank of India Ltd.	1,395,941	2,075,345
	Universal Cables Ltd.	1,218	10,268
*	UPL Ltd.	1,608,696	12,471,556
	Usha Martin Ltd.	393,840	1,682,856
*	VA Tech Wabag Ltd.	180,911	3,250,234
	Vaibhav Global Ltd.	13,657	35,105
	Vardhman Textiles Ltd.	702,522	3,476,759
	Vedanta Ltd.	1,922,301	9,261,673
	Veedol Corporation Ltd.	12,943	244,196
	Venky's India Ltd.	17,370	299,169
	Vindhya Telelinks Ltd.	23,855	427,692
	Vishnu Chemicals Ltd.	8,290	53,630
*	Vishnu Prakash R Punglia Ltd.	5,590	10,194
*	VL E-Governance & IT Solutions Ltd.	9,187	4,627
*	Vodafone Idea Ltd.	4,085,048	320,727
	Voltamp Transformers Ltd.	1,334	133,221
	Welspun Corp. Ltd.	639,903	6,781,003
	Welspun Enterprises Ltd.	422,254	2,361,720

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun Living Ltd.	964,531	$1,395,848
	West Coast Paper Mills Ltd.	190,670	1,154,450
	Wipro Ltd.	8,252,206	23,208,418
*	Wockhardt Ltd.	57,359	1,086,290
*	Yes Bank Ltd.	24,882,852	5,348,412
	Zee Entertainment Enterprises Ltd.	2,603,576	3,506,019
	Zensar Technologies Ltd.	308,505	2,837,662
	Zydus Lifesciences Ltd.	274,482	3,004,716
	Zydus Wellness Ltd.	14,342	330,483
TOTAL INDIA			2,112,663,780
INDONESIA — (1.3%)
	ABM Investama Tbk. PT	1,807,300	322,636
	Adi Sarana Armada Tbk. PT	3,873,300	199,402
	AKR Corporindo Tbk. PT	326,600	26,625
*	Alam Sutera Realty Tbk. PT	34,568,500	327,304
	Alamtri Minerals Indonesia Tbk. PT	7,268,100	489,245
	Alamtri Resources Indonesia Tbk. PT	81,977,800	9,189,490
	Aneka Tambang Tbk. PT	28,082,400	4,859,241
	Aspirasi Hidup Indonesia Tbk. PT	27,641,900	789,129
	Astra Agro Lestari Tbk. PT	2,489,666	1,029,145
	Astra International Tbk. PT	85,489,800	26,426,644
	Astra Otoparts Tbk. PT	2,237,900	292,257
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	4,379,200	374,295
	Bank Negara Indonesia Persero Tbk. PT	36,883,382	8,944,538
	Bank OCBC Nisp Tbk. PT	6,499,200	524,633
*	Bank Pan Indonesia Tbk. PT	47,387,801	3,221,836
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	13,603,684	648,741
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	14,974,500	459,316
		Shares	Value»
INDONESIA — (Continued)
	Bank Tabungan Negara Persero Tbk. PT	26,825,915	$1,807,805
	BISI International Tbk. PT	9,253,500	519,563
	Blue Bird Tbk. PT	497,500	58,867
*	Buana Lintas Lautan Tbk. PT	38,128,100	312,736
*	Bukalapak.com Tbk. PT	101,124,100	925,896
	Bukit Asam Tbk. PT	21,366,300	3,137,027
	Buma Internasional Grup Tbk. PT	19,549,500	431,553
*	Bumi Resources Minerals Tbk. PT	136,664,800	3,558,533
*	Bumi Resources Tbk. PT	166,342,100	1,119,623
*	Bumi Serpong Damai Tbk. PT	17,391,900	833,128
	Ciputra Development Tbk. PT	58,089,578	3,235,473
*	City Retail Developments Tbk. PT	914,000	6,834
	Dayamitra Telekomunikasi PT	39,291,800	1,385,143
	Dharma Satya Nusantara Tbk. PT	14,424,900	1,203,421
	Elang Mahkota Teknologi Tbk. PT	39,437,000	1,490,637
	Elnusa Tbk. PT	18,387,300	545,038
*	Energi Mega Persada Tbk. PT	11,304,200	404,748
	Erajaya Swasembada Tbk. PT	48,693,800	1,437,597
	ESSA Industries Indonesia Tbk. PT	24,700,400	943,193
	Gajah Tunggal Tbk. PT	8,135,800	518,164
*	Gudang Garam Tbk. PT	1,777,600	953,891
*	Harum Energy Tbk. PT	4,807,100	230,267
	Indah Kiat Pulp & Paper Tbk. PT	13,993,200	5,764,230
	Indika Energy Tbk. PT	10,009,700	814,447
	Indo Tambangraya Megah Tbk. PT	2,257,000	3,149,198
	Indocement Tunggal Prakarsa Tbk. PT	4,323,300	1,375,560
	Indofood Sukses Makmur Tbk. PT	24,262,000	12,527,816
	Japfa Comfeed Indonesia Tbk. PT	30,336,950	2,937,848
	Jaya Real Property Tbk. PT	43,375,300	1,964,441

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Kawasan Industri Jababeka Tbk. PT	140,107,456	$1,608,709
	KMI Wire & Cable Tbk. PT	9,076,600	211,578
*	Lippo Karawaci Tbk. PT	178,172,262	897,416
	Malindo Feedmill Tbk. PT	355,000	13,346
	Medco Energi Internasional Tbk. PT	37,057,632	2,888,916
*	Media Nusantara Citra Tbk. PT	30,868,300	472,130
*	Merdeka Battery Materials Tbk. PT	25,542,500	740,669
	Metrodata Electronics Tbk. PT	5,280,550	190,713
	Mitra Adiperkasa Tbk. PT	8,286,600	591,335
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	308,404
	Pabrik Kertas Tjiwi Kimia Tbk. PT	5,069,700	1,887,153
	Pakuwon Jati Tbk. PT	28,955,800	618,849
*	Panin Financial Tbk. PT	65,508,700	1,008,798
*	Paninvest Tbk. PT	6,451,100	352,286
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	14,682,784	1,238,178
*	PP Persero Tbk. PT	8,627,500	202,213
	Puradelta Lestari Tbk. PT	5,891,800	49,358
	Salim Ivomas Pratama Tbk. PT	15,497,500	630,860
	Sampoerna Agro Tbk. PT	4,812,941	876,497
	Samudera Indonesia Tbk. PT	18,012,600	358,601
*	Sarana Meditama Metropolitan Tbk. PT	563,000	9,372
	Sarana Menara Nusantara Tbk. PT	18,879,100	698,783
	Sawit Sumbermas Sarana Tbk. PT	2,044,900	173,185
	Semen Indonesia Persero Tbk. PT	12,722,551	1,894,919
	Siloam International Hospitals Tbk. PT	1,163,400	149,162
	Sinar Mas Agro Resources & Technology Tbk. PT	148,600	37,882
		Shares	Value»
INDONESIA — (Continued)
*††	Sri Rejeki Isman Tbk. PT	63,289,500	$105,290
	Summarecon Agung Tbk. PT	51,022,700	1,275,559
	Surya Citra Media Tbk. PT	38,798,100	434,184
	Surya Semesta Internusa Tbk. PT	26,219,100	4,131,724
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	1,453,500	193,950
	Timah Tbk. PT	11,851,400	725,311
*††	Trada Alam Minera Tbk. PT	188,544,700	0
	Trias Sentosa Tbk. PT	303,100	9,081
	Trimegah Bangun Persada Tbk. PT	6,161,100	267,453
	Triputra Agro Persada PT	5,288,700	465,503
	Tunas Baru Lampung Tbk. PT	14,328,000	696,199
	Unggul Indah Cahaya Tbk. PT	288,335	140,109
	United Tractors Tbk. PT	8,471,300	12,413,154
	Vale Indonesia Tbk. PT	9,732,019	2,035,038
*††	Waskita Karya Persero Tbk. PT	25,152,582	57,902
*††	Wijaya Karya Persero Tbk. PT	11,988,700	111,472
	XLSMART Telecom Sejahtera Tbk. PT	24,131,903	3,693,114
TOTAL INDONESIA			156,581,509
KUWAIT — (0.7%)
	A'ayan Leasing & Investment Co. KSCP	3,265,456	1,920,939
*	Acico Industries Co. KSC	918,168	256,259
	Agility Public Warehousing Co. KSC	6,638,111	3,094,771
	Al Ahli Bank of Kuwait KSCP	2,652,514	2,604,489
	Al-Eid Food KSC	282,294	203,475
	Arzan Financial Group for Financing & Investment KPSC	4,016,034	3,876,342
	Boubyan Petrochemicals Co. KSCP	1,610,095	3,399,091
	Burgan Bank SAK	2,957,356	2,411,170

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	371,352	$876,086
	Gulf Bank KSCP	10,525,102	11,627,049
	Gulf Cables & Electrical Industries Group Co. KSCP	188,694	1,292,314
	Heavy Engineering & Ship Building Co. KSCP	66,480	187,322
	Integrated Holding Co. KCSC	411,629	728,971
	KAMCO Investment Co. KSC	102,539	52,825
	Kuwait Cement Co. KSC	165,971	189,613
	Kuwait Financial Centre SAK	24,549	12,086
	Kuwait International Bank KSCP	4,703,736	4,247,375
	Kuwait Investment Co. SAK	286,192	193,365
	Mezzan Holding Co. KSCC	251,304	1,020,061
	Mobile Telecommunications Co. KSCP	8,493,815	14,745,391
*	Munshaat Real Estate Projects Co. KSCP	33,808	21,435
	National Bank of Kuwait SAKP	2,199,206	7,527,390
*	National Consumer Holding Co. SAK	1,276,588	458,154
	National Industries Group Holding SAK	6,624,807	5,333,906
	National Investments Co. KSCP	2,103,364	1,686,298
	Oula Fuel Marketing Co.	17,569	21,019
	Specialities Group Holding Co. KSCC	391,571	202,004
*	Warba Bank KSCP	11,095,382	10,035,350
TOTAL KUWAIT			78,224,550
MALAYSIA — (1.4%)
	Aeon Co. M Bhd.	2,052,800	619,963
#	AEON Credit Service M Bhd.	49,400	59,588
#*	AFFIN Bank Bhd.	8,430,749	4,694,518
	Alliance Bank Malaysia Bhd.	5,503,964	5,784,080
	Allianz Malaysia Bhd.	110,200	449,569
#	AMMB Holdings Bhd. (AMM MK)	7,834,962	9,257,674
#	Axiata Group Bhd.	5,093,500	3,216,657
		Shares	Value»
MALAYSIA — (Continued)
#	Bank Islam Malaysia Bhd.	1,797,507	$942,499
	Batu Kawan Bhd.	1,621,150	7,153,872
*	Berjaya Corp. Bhd.	13,034,214	854,228
#*	Berjaya Land Bhd.	5,491,800	358,409
#*	Bumi Armada Bhd.	13,891,100	1,429,923
	Cahya Mata Sarawak Bhd.	2,273,200	656,714
	Cape Ems Bhd.	529,700	41,374
	CB Industrial Product Holding Bhd.	444,700	109,447
#	CIMB Group Holdings Bhd.	18,673,856	28,545,163
*	Dagang NeXchange Bhd.	162,900	10,972
#	Dayang Enterprise Holdings Bhd.	467,500	201,073
#	DRB-Hicom Bhd.	3,833,200	757,264
#	Eastern & Oriental Bhd.	1,681,400	327,868
	Eco World Development Group Bhd.	4,326,900	2,058,707
*	Ekovest Bhd.	887,800	85,984
#	Genting Bhd.	7,759,400	5,677,507
#	Genting Malaysia Bhd.	9,599,300	4,391,215
	Genting Plantations Bhd.	272,300	312,881
#	HAP Seng Consolidated Bhd.	397,882	238,408
	Hiap Teck Venture Bhd.	6,153,400	430,421
#	Hibiscus Petroleum Bhd.	1,772,400	646,855
	Hong Leong Financial Group Bhd.	1,316,534	4,974,709
	Hong Leong Industries Bhd.	12,300	37,642
	IGB Bhd.	3,022,296	2,212,028
#	IJM Corp. Bhd.	9,738,718	6,486,219
	Insas Bhd.	1,544,300	305,314
#	IOI Properties Group Bhd.	5,148,525	2,550,584
#	Jaya Tiasa Holdings Bhd.	2,431,633	686,448
#	Keck Seng Malaysia Bhd.	740,900	935,449
#	Kossan Rubber Industries Bhd.	1,357,600	434,750
#*	KSL Holdings Bhd.	1,567,951	593,447
	Kumpulan Fima Bhd.	552,500	316,721
	Land & General Bhd.	2,120,320	56,909
	LBS Bina Group Bhd.	3,741,134	406,156
#	Leong Hup International Bhd.	2,019,300	285,485
	Magnum Bhd.	3,983,345	1,259,325

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Mah Sing Group Bhd.	6,366,062	$1,731,588
	Malayan Cement Bhd.	38,900	51,026
#	Malayan Flour Mills Bhd.	3,317,675	450,278
	Malaysian Resources Corp. Bhd.	9,349,047	1,164,387
	Matrix Concepts Holdings Bhd.	2,608,725	816,886
#	MBM Resources Bhd.	769,903	829,198
#	MBSB Bhd.	9,539,243	1,528,187
#	Mega First Corp. Bhd.	757,900	643,012
	MISC Bhd.	4,074,104	7,115,133
#	MKH Bhd.	1,443,578	357,426
	MKH Oil Palm East Kalimantan Bhd.	268,982	39,676
#	MNRB Holdings Bhd.	2,006,779	867,832
*	Muhibbah Engineering M Bhd.	1,999,300	268,820
#	OCK Group Bhd.	213,300	20,695
#	Oriental Holdings Bhd.	2,554,379	4,058,770
#	OSK Holdings Bhd.	9,808,508	3,002,631
#	Pantech Group Holdings Bhd.	2,076,194	329,753
#	Paramount Corp. Bhd.	1,543,655	390,626
#	Perak Transit Bhd.	459,100	74,213
	Petron Malaysia Refining & Marketing Bhd.	234,000	192,977
#	Petronas Chemicals Group Bhd.	2,981,200	2,697,958
#	PPB Group Bhd.	1,925,439	4,250,645
#	RHB Bank Bhd.	7,326,108	10,518,024
*	Sapura Energy Bhd.	39,709,700	370,971
#	Sarawak Oil Palms Bhd.	1,127,200	883,229
#	Sime Darby Bhd.	13,335,300	5,083,504
#	Sime Darby Property Bhd.	7,330,900	2,540,642
	SP Setia Bhd. Group	6,527,473	1,706,275
#	Suria Capital Holdings Bhd.	793,880	311,306
#	Ta Ann Holdings Bhd.	934,526	841,944
*	Top Glove Corp. Bhd.	2,871,400	459,722
#*	Tropicana Corp. Bhd.	4,292,661	1,195,152
	TSH Resources Bhd.	807,000	220,520
#	UEM Sunrise Bhd.	3,824,345	666,641
	United Malacca Bhd.	790,700	990,412
#	UOA Development Bhd.	10,142,200	4,180,215
#	Velesto Energy Bhd.	16,539,528	696,836
#*	WCT Holdings Bhd.	2,714,624	497,074
#	Yinson Holdings Bhd.	2,411,125	1,320,206
		Shares	Value»
MALAYSIA — (Continued)
	YTL Corp. Bhd.	2,484,000	$1,437,949
TOTAL MALAYSIA			165,656,358
MEXICO — (2.3%)
	Alfa SAB de CV, Class A	26,730,306	19,496,900
#	Alpek SAB de CV	805,708	385,664
Ω	Banco del Bajio SA	1,665,034	3,742,244
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	3,923,863
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	28,429,168
*	Controladora Alpek SAB de CV	26,730,306	3,825,700
*	Controladora AXTEL SAB de CV	23,823,748	914,307
	Corp. Actinver SAB de CV	89,268	87,541
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	814,543	1,848,212
	Cydsa SAB de CV	5,874	5,573
*	Dine SAB de CV	993,273	1,066,459
	El Puerto de Liverpool SAB de CV, Class C1	542,340	2,647,160
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	76,982	695,960
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	62,092	5,616,842
	GCC SAB de CV	465,988	4,356,796
	Genomma Lab Internacional SAB de CV, Class B	2,013,027	2,324,078
	Gentera SAB de CV	3,479,692	7,890,868
	Grupo Bimbo SAB de CV	301,042	874,003
#	Grupo Carso SAB de CV	2,123,198	15,092,544
	Grupo Comercial Chedraui SA de CV	476,628	3,856,733
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	33,045,652
	Grupo Financiero Inbursa SAB de CV, Class O	5,443,830	14,018,620
	Grupo Gigante SAB de CV	471,076	638,256

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Industrial Saltillo SAB de CV	1,286,022	$1,015,729
	Grupo Mexico SAB de CV	7,076,062	44,144,274
*	Grupo Posadas SAB de CV	71,702	107,848
*	Grupo Simec SAB de CV (SIMECB MM)	689,708	6,398,216
#	Grupo Televisa SAB (TV US), Sponsored ADR	109,095	305,466
*Ω	Grupo Traxion SAB de CV	85,118	74,583
*	Industrias CH SAB de CV	1,728,602	15,577,118
*	Industrias Penoles SAB de CV	505,357	13,272,151
	KUO SAB de CV	1,904,343	4,492,089
#	La Comer SAB de CV	2,864,526	6,154,214
	Megacable Holdings SAB de CV	1,554,313	4,287,646
*	Minera Frisco SAB de CV, Class A1	4,889,369	1,047,074
*Ω	Nemak SAB de CV	8,259,761	1,479,883
	Orbia Advance Corp. SAB de CV	3,977,812	2,705,292
	Organizacion Cultiba SAB de CV	132,688	75,540
#*	Organizacion Soriana SAB de CV, Class B	13,596,389	18,731,521
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	6,787,903
	Regional SAB de CV	259,183	2,003,945
*	Vitro SAB de CV	735,061	212,355
TOTAL MEXICO			283,655,990
PHILIPPINES — (0.6%)
	ACEN Corp.	3,114,200	133,203
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	13,076,106	1,727,101
	Apex Mining Co., Inc.	84,300	8,257
*	Atlas Consolidated Mining & Development Corp.	3,179,600	203,737
	Ayala Corp.	299,290	3,023,712
	Ayala Land, Inc.	11,649,500	4,977,312
	BDO Unibank, Inc.	1,734,961	4,235,257
	Belle Corp.	4,041,000	103,942
	Bloomberry Resorts Corp.	3,508,500	243,793
		Shares	Value»
PHILIPPINES — (Continued)
	China Banking Corp.	7,394,692	$8,306,739
	Cosco Capital, Inc.	7,848,900	939,066
	DMCI Holdings, Inc.	10,279,600	1,806,082
	East West Banking Corp.	1,728,600	367,049
	Filinvest Development Corp.	384,400	32,762
	Filinvest Land, Inc.	40,964,978	576,056
	Filinvest REIT Corp.	7,924,576	468,353
	First Philippine Holdings Corp.	3,175,100	4,283,246
*	Global Ferronickel Holdings, Inc.	1,670,116	36,846
	GT Capital Holdings, Inc.	229,557	2,355,954
	JG Summit Holdings, Inc.	8,983,957	3,228,375
	LT Group, Inc.	7,740,000	1,733,049
	Megaworld Corp.	46,669,300	1,589,347
	Metropolitan Bank & Trust Co.	7,583,962	9,630,451
	Petron Corp.	10,300,900	433,124
	Philcomsat Holdings Corp.	497,957	913,152
	Philex Mining Corp.	4,429,300	427,887
	Philippine National Bank	2,767,885	2,990,614
*††	Philippine National Construction Corp.	398,900	6,284
	Philippine Savings Bank	1,694,019	1,701,348
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	16,842
	Puregold Price Club, Inc.	2,014,500	1,380,848
	RFM Corp.	762,400	54,146
	Rizal Commercial Banking Corp.	4,608,906	1,972,321
	Robinsons Land Corp.	12,002,708	2,979,885
	Robinsons Retail Holdings, Inc.	791,960	516,077
	San Miguel Corp.	4,344,346	5,352,576
	Security Bank Corp.	1,356,644	1,765,150
*	Top Frontier Investment Holdings, Inc.	400,102	377,382
	Union Bank of the Philippines	7,238,030	3,964,050
	Universal Robina Corp.	148,090	224,294
	Vista Land & Lifescapes, Inc.	23,074,968	577,711
	Wilcon Depot, Inc.	139,700	23,954
TOTAL PHILIPPINES			75,687,334

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
POLAND — (1.2%)
*	Agora SA	212,417	$522,056
#	Alior Bank SA	458,708	12,358,896
	Amica SA	4,499	69,111
	Arctic Paper SA	7,484	22,773
#	Asseco Poland SA	91,419	4,932,073
	Bank Handlowy w Warszawie SA	5,468	159,441
	Bank Polska Kasa Opieki SA	92,336	5,014,155
	Boryszew SA	290,767	468,624
#*	Cognor Holding SA	28,557	53,231
*	Cyfrowy Polsat SA	831,362	3,337,395
	Develia SA	819,248	1,825,662
*	Enea SA	1,412,864	7,137,674
	Inter Cars SA	619	94,430
#*	Jastrzebska Spolka Weglowa SA	161,052	1,008,035
*	KGHM Polska Miedz SA	537,192	18,162,053
*	Lubelski Wegiel Bogdanka SA	3,069	19,837
#	Mirbud SA	39,670	157,697
	ORLEN SA	2,798,461	62,317,499
*	PGE Polska Grupa Energetyczna SA	4,298,371	13,839,679
*	PKP Cargo SA	124,417	512,813
	Stalexport Autostrady SA	176,122	147,245
*	Tauron Polska Energia SA	6,350,237	14,086,610
TOTAL POLAND			146,246,989
QATAR — (0.7%)
	Aamal Co.	8,514,832	1,923,744
	Al Khaleej Takaful Group QSC	804,016	534,263
	Al Rayan Bank	13,916,237	9,090,938
	Alijarah Holding Co. QPSC	2,221,157	443,433
*	Baladna	3,197,175	1,175,695
	Barwa Real Estate Co.	7,516,055	5,791,119
	Commercial Bank PSQC	9,096,503	12,217,233
	Doha Bank QPSC	9,287,581	6,240,836
	Doha Insurance Co. QSC	63,045	45,944
*	Estithmar Holding QPSC	1,900,325	1,851,732
	Gulf International Services QSC	5,507,630	4,999,660
	Gulf Warehousing Co.	1,351,796	1,026,143
	Lesha Bank LLC	935,316	477,380
*	Mazaya Real Estate Development QPSC	4,222,543	713,504
		Shares	Value»
QATAR — (Continued)
	Medicare Group	1,076,476	$1,693,409
	Mesaieed Petrochemical Holding Co.	11,915,933	4,429,769
	Ooredoo QPSC	3,550,263	13,120,286
	Qatar Aluminum Manufacturing Co.	624,128	254,020
	Qatar Fuel QSC	238,626	996,092
	Qatar Industrial Manufacturing Co. QSC	47,636	33,635
	Qatar Insurance Co. SAQ	2,922,173	1,682,458
	Qatar National Cement Co. QSC	1,002,565	950,561
	Qatar Navigation QSC	2,403,272	7,153,879
	Salam International Investment Ltd. QSC	5,523,236	1,096,039
	United Development Co. QSC	7,126,384	2,019,607
	Vodafone Qatar QSC	4,547,886	2,978,015
TOTAL QATAR			82,939,394
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0
SAUDI ARABIA — (3.1%)
	Ades Holding Co.	168,480	565,144
	Al Babtain Power & Telecommunication Co.	122,266	1,827,260
	Al Hassan Ghazi Ibrahim Shaker Co.	99,762	712,786
	Al Jouf Agricultural Development Co.	65,642	744,884
*	Al Jouf Cement Co.	247,282	454,121
	Al-Etihad Cooperative Insurance Co.	96,767	324,555

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	AlJazira Takaful Ta'awuni Co.	174,021	$590,957
*	Allianz Saudi Fransi Cooperative Insurance Co.	113,653	429,437
	Almarai Co. JSC	10,829	138,110
	Alujain Corp.	160,670	1,568,353
*	Amlak International Finance Co.	11,911	37,101
	Arab National Bank	3,625,149	20,970,913
*	Arabia Insurance Cooperative Co.	30,953	93,197
	Arabian Cement Co.	265,493	1,458,500
	Arabian Drilling Co.	112,773	2,251,063
*	Arabian Shield Cooperative Insurance Co.	106,033	417,388
	Arriyadh Development Co.	105,804	901,821
*	ARTEX Industrial Investment Co.	23,076	79,078
*	Bank Al-Jazira	2,662,995	8,895,087
	Banque Saudi Fransi	4,548,646	20,781,511
	Basic Chemical Industries Ltd.	60,464	422,540
	Bawan Co.	4,179	58,242
*	Buruj Cooperative Insurance Co.	4,020	18,414
	City Cement Co.	343,198	1,529,279
*	Dar Al Arkan Real Estate Development Co.	2,601,400	13,232,904
	Eastern Province Cement Co.	222,019	1,632,322
*	Emaar Economic City	417,086	1,394,443
	Etihad Etisalat Co.	1,651,459	26,926,474
	Gulf Insurance Group	4,211	27,671
*	Gulf Union Cooperative Insurance Co.	8,710	32,619
*	Herfy Food Services Co.	85,697	572,705
*	Jazan Development & Investment Co.	32,427	94,292
*	L'Azurde Co. for Jewelry	21,264	72,196
*	Middle East Paper Co.	52,208	387,209
	Mobile Telecommunications Co. Saudi Arabia	2,223,770	6,160,366
*	Najran Cement Co.	363,613	787,451
*	National Agriculture Development Co.	367,166	2,010,101
	National Co. for Glass Industries	59,152	638,164
		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Industrialization Co.	29,000	$74,296
	Nayifat Finance Co.	201,801	694,557
	Northern Region Cement Co.	464,591	1,000,830
	Qassim Cement Co.	52,157	640,352
*	Rabigh Refining & Petrochemical Co.	980,452	1,856,411
	Riyad Bank	1,572,240	11,797,308
	Riyadh Cement Co.	128,536	1,087,123
	SABIC Agri-Nutrients Co.	77,396	2,454,966
	Sahara International Petrochemical Co.	1,645,301	7,841,751
	Saudi Awwal Bank	3,953,623	34,079,894
	Saudi Basic Industries Corp.	2,226,800	32,430,508
*	Saudi Ceramic Co.	200,468	1,630,172
	Saudi Industrial Investment Group	634,557	3,036,373
	Saudi Investment Bank	2,400,795	9,199,219
*	Saudi Kayan Petrochemical Co.	3,706,508	4,508,181
*	Saudi Marketing Co.	87,462	390,782
	Saudi National Bank	9,884,627	98,639,610
*	Saudi Public Transport Co.	121,879	433,743
	Saudi Telecom Co.	2,217,510	24,822,106
*	Savola Group	258,439	1,704,164
	Scientific & Medical Equipment House Co.	4,704	44,409
*	Seera Group Holding	887,394	6,106,218
*	SHL Finance Co.	3,753	23,302
*	Sinad Holding Co.	267,740	768,170
	Southern Province Cement Co.	36,543	255,968
	Sustained Infrastructure Holding Co.	251,210	2,225,287
	Tabuk Cement Co.	307,261	854,053
*	Umm Al-Qura Cement Co.	95,593	397,514
	United International Transportation Co.	94,039	1,752,671
*	Wataniya Insurance Co.	25,838	111,740
	Yamama Cement Co.	662,552	5,801,814
	Yanbu Cement Co.	114,560	519,749
	Yanbu National Petrochemical Co.	887,857	7,212,716
TOTAL SAUDI ARABIA			383,634,615
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	2,866,448	28,294,204

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Adcock Ingram Holdings Ltd.	30,875	$116,798
	AECI Ltd.	539,899	3,241,296
#	African Rainbow Minerals Ltd.	369,555	3,747,528
	Alexander Forbes Group Holdings Ltd.	699,133	325,408
	Altron Ltd., Class A	152,324	176,092
	Aspen Pharmacare Holdings Ltd.	1,041,755	6,686,243
	Astral Foods Ltd.	158,694	1,511,339
	Barloworld Ltd.	1,102,801	7,041,113
	Bidvest Group Ltd.	75,998	988,642
*	Blue Label Telecoms Ltd.	2,149,454	1,923,166
*	Brait PLC	13,040,987	1,561,623
	Caxton & CTP Publishers & Printers Ltd.	739,810	469,444
	DataTec Ltd.	3,987,995	13,067,709
	Exxaro Resources Ltd.	883,630	7,709,678
	Foschini Group Ltd.	1,474,234	9,954,345
	Grindrod Ltd.	420,422	267,085
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	116,229	1,564,442
	Hudaco Industries Ltd.	160,635	1,711,075
*	Impala Platinum Holdings Ltd.	2,612,012	24,687,216
	Investec Ltd.	72,813	534,673
*	KAP Ltd.	10,068,459	1,027,640
	Lewis Group Ltd.	636,269	2,735,488
	Life Healthcare Group Holdings Ltd.	3,561,799	2,616,304
	Merafe Resources Ltd.	4,586,745	310,171
*	Metair Investments Ltd.	887,092	291,615
	Momentum Group Ltd.	5,723,165	10,845,028
	Motus Holdings Ltd.	732,392	3,744,705
	Mpact Ltd.	1,624,118	2,220,378
	MTN Group Ltd.	6,222,257	52,298,218
	Naspers Ltd., Class N	89,283	27,560,064
	Nedbank Group Ltd.	1,674,399	22,849,579
	Netcare Ltd.	4,304,398	3,238,580
	Northam Platinum Holdings Ltd.	618,640	7,106,190
	Oceana Group Ltd.	287,158	823,611
	Old Mutual Ltd. (OMU SJ)	19,332,041	13,558,252
	Omnia Holdings Ltd.	1,095,565	4,747,998
Ω	Pepkor Holdings Ltd.	8,496,017	12,758,946
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Pick n Pay Stores Ltd.	241,952	$376,604
	PPC Ltd.	5,739,787	1,605,337
	Raubex Group Ltd.	1,291,192	3,193,178
	RCL Foods Ltd.	159,113	87,163
	Reunert Ltd.	681,642	2,091,072
	RFG Holdings Ltd.	23,326	20,490
	Sanlam Ltd.	674,881	3,247,961
	Sappi Ltd.	2,924,016	4,431,372
*	Sasol Ltd. (SOL SJ)	1,896,082	9,753,627
*	Sibanye Stillwater Ltd. (SBSW US), ADR	618,213	5,168,261
*	Sibanye Stillwater Ltd. (SSW SJ)	4,999,786	10,515,968
	Southern Sun Ltd.	447,433	232,380
*	SPAR Group Ltd.	26,638	156,651
	Standard Bank Group Ltd.	2,767,483	35,610,519
#	Super Group Ltd.	1,723,356	1,526,704
*	Telkom SA SOC Ltd.	1,386,319	4,505,169
	Thungela Resources Ltd. (TGA SJ)	406,589	2,070,140
#	Tsogo Sun Ltd.	47,126	17,890
	Valterra Platinum Ltd.	174,335	7,829,369
	Wilson Bayly Holmes-Ovcon Ltd.	78,538	747,565
	Zeda Ltd.	967,483	676,898
TOTAL SOUTH AFRICA			378,176,204
SOUTH KOREA — (11.5%)
	Advanced Process Systems Corp.	21,501	278,576
#	Aekyung Chemical Co. Ltd.	30,001	256,916
	AJ Networks Co. Ltd.	14,591	44,720
	Ajin Industrial Co. Ltd.	125,293	249,969
#*	ALUKO Co. Ltd.	131,944	226,348
#	Amorepacific Holdings Corp.	69,991	1,555,645
	Asia Cement Co. Ltd.	83,810	860,877
	ASIA Holdings Co. Ltd.	4,148	1,004,730
#	Asia Paper Manufacturing Co. Ltd.	125,605	722,791
	Atinum Investment Co. Ltd.	8,067	14,134
	BGF Co. Ltd.	9,101	26,128
	BH Co. Ltd.	93,865	983,439
	BNK Financial Group, Inc.	867,778	9,088,217
#	Bookook Securities Co. Ltd.	20,358	774,917
	Boryung	4,838	29,377
	BYC Co. Ltd.	7,520	213,134
#	Byucksan Corp.	165,597	265,944

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cape Industries Ltd.	3,230	$17,187
*	Choil Aluminum Co. Ltd.	26,438	28,759
	Chongkundang Holdings Corp.	5,145	182,846
#*	Chorokbaem Media Co. Ltd.	33,099	121,723
#	CJ CheilJedang Corp.	33,488	6,030,028
#	CJ Corp.	53,104	5,903,108
*	CJ ENM Co. Ltd.	36,562	1,723,332
	CJ Freshway Corp.	8,239	173,174
	CJ Logistics Corp.	29,674	1,892,717
	CR Holdings Co. Ltd.	54,324	207,280
#	Cuckoo Holdings Co. Ltd.	8,263	180,491
	Cuckoo Homesys Co. Ltd.	8,758	175,465
	Cymechs, Inc.	1,363	11,889
#	Dae Won Kang Up Co. Ltd.	215,821	572,115
*††	Dae Yu Co. Ltd.	22,377	6,954
*	Daechang Co. Ltd.	57,943	59,951
	Daechang Forging Co. Ltd.	28,870	126,688
#	Daedong Corp.	57,366	412,215
	Daeduck Co. Ltd.	24,836	150,108
	Daeduck Electronics Co. Ltd.	17,110	291,392
#	Daehan Flour Mill Co. Ltd.	4,385	477,318
#	Daehan Steel Co. Ltd.	69,851	845,222
#	Daesang Corp.	86,274	1,456,843
#	Daesang Holdings Co. Ltd.	62,492	450,787
#	Daewon San Up Co. Ltd.	29,378	228,569
#*	Daewoo Engineering & Construction Co. Ltd.	761,988	2,049,991
	Daewoong Co. Ltd.	24,036	402,000
	Daeyang Electric Co. Ltd.	1,186	22,768
*††	Dahaam E-Tec Co. Ltd.	3,535	0
#	Daihan Pharmaceutical Co. Ltd.	14,948	348,319
	Daishin Securities Co. Ltd.	126,385	2,320,941
#	Daol Investment & Securities Co. Ltd.	180,886	446,518
#	Daou Data Corp.	36,229	418,429
#	Daou Technology, Inc.	131,192	3,300,860
	DB HiTek Co. Ltd.	24,678	804,886
		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co. Ltd.	87,724	$8,063,106
	DB Securities Co. Ltd.	174,597	1,126,027
*	DB, Inc.	24,505	23,815
*	DE&T Co. Ltd.	1,787	9,378
#	Deutsch Motors, Inc.	67,827	238,976
	DI Dong Il Corp.	15,604	479,815
#	DL E&C Co. Ltd.	125,814	4,248,356
#	DL Holdings Co. Ltd.	48,201	1,740,761
††	DMS Co. Ltd.	73,474	251,554
#	DN Automotive Corp.	47,456	986,402
#	Dong-A Socio Holdings Co. Ltd.	11,058	888,068
#	Dongbang Transport Logistics Co. Ltd.	27,865	61,979
#	Dongkuk CM Co. Ltd.	97,951	426,498
#	Dongkuk Holdings Co. Ltd.	61,326	371,711
	Dongkuk Industries Co. Ltd.	43,885	122,260
#	Dongkuk Steel Mill Co. Ltd.	177,472	1,368,408
#	Dongsung Chemical Co. Ltd.	129,826	407,335
	Dongwha Pharm Co. Ltd.	71,510	344,987
	Dongwon Industries Co. Ltd.	16,337	538,523
#	Dongyang E&P, Inc.	28,974	531,323
	Doosan Bobcat, Inc.	233,044	9,238,591
	DoubleUGames Co. Ltd.	11,373	457,548
	DY Corp.	12,894	41,846
#	DY POWER Corp.	23,114	222,657
#	Easy Holdings Co. Ltd.	145,271	390,859
#	Ecoplastic Corp.	53,258	136,435
#	E-MART, Inc.	50,510	3,238,715
	ENF Technology Co. Ltd.	3,601	108,954
#	Eugene Corp.	153,717	391,650
#	Eugene Investment & Securities Co. Ltd.	231,320	559,718
#	Eusu Holdings Co. Ltd.	38,014	161,535
	Fursys, Inc.	20,360	677,516
*	GAEASOFT	10,822	79,224
	Geumhwa PSC Co. Ltd.	2,871	68,495
#	Golfzon Holdings Co. Ltd.	65,288	260,195
	Green Cross Holdings Corp.	5,393	61,899
#	GS Engineering & Construction Corp.	98,377	1,364,409
#	GS Global Corp.	174,395	336,059

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	GS Holdings Corp. (078930 KS)	187,901	$6,648,599
#*	GS P&L Co. Ltd.	28,396	784,532
#	GS Retail Co. Ltd.	119,721	1,400,549
#	Gwangju Shinsegae Co. Ltd.	14,145	320,766
#	HAESUNG DS Co. Ltd.	22,266	388,364
	Hana Financial Group, Inc.	1,077,892	65,901,313
#	Handsome Co. Ltd.	55,321	649,972
	Hanil Cement Co. Ltd.	22,564	336,436
#	Hanil Holdings Co. Ltd.	81,808	1,102,946
	Hanil Hyundai Cement Co. Ltd.	1,217	17,643
#	Hanjin Transportation Co. Ltd.	29,653	446,751
	Hankook Tire & Technology Co. Ltd.	271,458	8,658,751
	HanmiGlobal Co. Ltd.	5,554	78,328
#*	Hanon Systems	493,009	1,158,793
#	Hansae Co. Ltd.	14,970	113,224
	Hansol Holdings Co. Ltd.	12,749	29,694
	Hansol Paper Co. Ltd.	66,613	409,752
#	Hansol Technics Co. Ltd.	112,732	489,128
	Hanwha Corp.	9,875	705,282
*	Hanwha Galleria Corp.	29,603	24,354
*	Hanwha General Insurance Co. Ltd.	109,990	475,028
*	Hanwha Investment & Securities Co. Ltd.	191,161	799,457
#*	Hanwha Life Insurance Co. Ltd.	803,657	2,006,246
#	Hanwha Solutions Corp.	291,337	6,377,979
#	Hanyang Eng Co. Ltd.	48,501	648,598
	Hanyang Securities Co. Ltd.	49,973	630,967
	Harim Holdings Co. Ltd.	167,812	1,130,767
	HB SOLUTION Co. Ltd.	9,283	15,338
	HB Technology Co. Ltd.	33,315	42,949
	HD Hyundai Co. Ltd.	165,098	16,893,409
	HD Hyundai Construction Equipment Co. Ltd.	64,362	4,282,204
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Infracore Co. Ltd.	491,160	$5,420,854
#	HDC Holdings Co. Ltd.	38,631	641,292
#	HDC Hyundai Development Co-Engineering & Construction	143,625	2,422,947
	HK inno N Corp.	7,790	251,033
	HL Holdings Corp.	20,855	586,271
#	HL Mando Co. Ltd.	101,520	2,523,381
#	HMM Co. Ltd.	725,188	12,192,412
	HS Hyosung Advanced Materials Corp.	2,086	295,223
*	HS Hyosung Corp.	1,431	63,730
#	HS Industries Co. Ltd.	64,938	209,173
#*	Huneed Technologies	15,793	109,087
	Husteel Co. Ltd.	18,439	59,296
#	Hwa Shin Co. Ltd.	54,828	343,716
	Hwaseung Enterprise Co. Ltd.	5,936	31,995
	Hy-Lok Corp.	38,182	837,574
	Hyosung Corp.	10,272	641,469
#	Hyosung TNC Corp.	5,399	912,058
	Hyundai BNG Steel Co. Ltd.	19,621	178,909
#	HYUNDAI Corp.	27,560	495,165
	Hyundai Corp. Holdings, Inc.	1,798	16,483
#	Hyundai Department Store Co. Ltd.	55,318	2,807,410
#	Hyundai Engineering & Construction Co. Ltd.	203,254	9,836,633
	HYUNDAI EVERDIGM Corp.	2,186	12,625
	Hyundai Futurenet Co. Ltd.	68,828	168,615
#	Hyundai GF Holdings	110,569	677,953
	Hyundai Glovis Co. Ltd.	111,173	11,743,549
	Hyundai Green Food	23,467	294,812
	Hyundai Home Shopping Network Corp.	12,707	524,319
#*	Hyundai Marine & Fire Insurance Co. Ltd.	217,390	4,103,053
#	Hyundai Mobis Co. Ltd.	119,829	25,286,269
	Hyundai Motor Co.	479,417	72,932,404
	Hyundai Motor Securities Co. Ltd.	94,830	577,158
#	Hyundai Steel Co.	226,173	5,756,504
#	Hyundai Wia Corp.	66,478	2,372,365
	HyVision System, Inc.	9,691	105,927

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Iljin Holdings Co. Ltd.	69,502	$300,926
	Ilshin Spinning Co. Ltd.	52,768	391,248
	iM Financial Group Co. Ltd.	564,908	5,620,549
#	iMarketKorea, Inc.	74,204	447,226
#	Industrial Bank of Korea	982,569	13,708,265
*	Infinitt Healthcare Co. Ltd.	2,389	13,404
	Innocean Worldwide, Inc.	55,615	788,008
*	Insun ENT Co. Ltd.	4,438	16,676
#	INTOPS Co. Ltd.	41,391	480,687
	IS Dongseo Co. Ltd.	52,756	771,620
*	Jahwa Electronics Co. Ltd.	23,880	313,356
	JB Financial Group Co. Ltd.	490,101	8,134,269
	Jinsung T.E.C.	8,723	75,644
	Kangnam Jevisco Co. Ltd.	39,626	361,186
#	Kangwon Land, Inc.	203,625	2,733,299
#	KB Financial Group, Inc. (KB US), ADR	1,747,929	138,348,580
#	KC Co. Ltd.	39,745	661,599
#	KCC Corp.	16,239	4,307,680
	KCC Glass Corp.	38,333	892,415
	KCTC	6,097	24,311
	KG Chemical Corp.	82,908	268,596
	KG Dongbusteel	22,602	96,158
	KG Eco Solution Co. Ltd.	33,323	150,230
*	KG Mobility Co.	22,066	55,859
#	Kginicis Co. Ltd.	26,958	209,544
	KGMobilians Co. Ltd.	8,172	31,425
	KH Vatec Co. Ltd.	10,797	94,532
	Kia Corp.	1,095,769	80,178,252
	KISCO Corp.	58,802	391,710
	KISCO Holdings Co. Ltd.	32,652	588,454
	KISWIRE Ltd.	63,149	825,239
	KIWOOM Securities Co. Ltd.	49,185	7,584,532
	Kolon Industries, Inc.	72,879	2,151,162
#	Korea Alcohol Industrial Co. Ltd.	70,875	503,507
	Korea Asset In Trust Co. Ltd.	249,972	453,522
#*	Korea Circuit Co. Ltd.	45,019	385,899
#	Korea Electric Terminal Co. Ltd.	30,397	1,446,908
	Korea Fuel-Tech Corp.	4,263	14,870
#	Korea Investment Holdings Co. Ltd.	140,224	14,355,291
#*	Korea Line Corp.	575,587	765,562
		Shares	Value»
SOUTH KOREA — (Continued)
#	Korea Movenex Co. Ltd.	128,248	$385,073
#	Korea Petrochemical Ind Co. Ltd.	12,030	880,687
	Korea Petroleum Industries Co.	2,038	20,816
	Korea Real Estate Investment & Trust Co. Ltd.	59,910	54,153
#	Korea United Pharm, Inc.	20,123	303,755
	Korean Air Lines Co. Ltd.	585,473	9,912,278
	Korean Reinsurance Co.	771,847	5,924,709
	KPX Chemical Co. Ltd.	10,070	377,253
#	KSS LINE Ltd.	69,726	529,725
	KT Skylife Co. Ltd.	81,278	296,073
	KTCS Corp.	7,372	14,315
*	Kumho HT, Inc.	69,550	31,077
	Kumho Petrochemical Co. Ltd.	37,207	3,256,957
*	Kumho Tire Co., Inc.	219,388	731,582
	Kumkang Kind Co. Ltd.	4,507	14,844
	Kwang Dong Pharmaceutical Co. Ltd.	60,442	269,032
#	Kyeryong Construction Industrial Co. Ltd.	29,553	418,694
#	Kyobo Securities Co. Ltd.	71,114	444,347
#	Kyungbang Co. Ltd.	31,537	169,348
	KZ Precision Corp.	31,617	324,324
	LEADCORP, Inc.	20,798	69,572
	LF Corp.	59,471	850,153
	LG Chem Ltd.	122,341	26,303,908
	LG Corp.	216,383	12,285,083
#*	LG Display Co. Ltd. (LPL US), ADR	2,464,372	9,660,338
#	LG Electronics, Inc.	430,226	23,812,691
#	LG H&H Co. Ltd.	15,115	3,426,211
*	LG HelloVision Co. Ltd.	126,979	269,820
#	LG Innotek Co. Ltd.	43,308	4,832,109
	LG Uplus Corp.	902,742	9,502,800
*	LOT Vacuum Co. Ltd.	4,203	31,511
#	Lotte Chemical Corp.	50,257	2,392,829
	Lotte Chilsung Beverage Co. Ltd.	12,708	1,185,837
#	Lotte Corp.	84,201	1,697,782
#	LOTTE Fine Chemical Co. Ltd.	66,580	2,052,795
*	Lotte Non-Life Insurance Co. Ltd.	23,254	29,222
	Lotte Rental Co. Ltd.	21,528	486,855

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Shopping Co. Ltd.	28,106	$1,446,438
#	Lotte Wellfood Co. Ltd.	8,689	769,886
#	LS Corp.	60,945	7,516,913
*	LVMC Holdings	223,395	315,958
	LX Hausys Ltd.	21,605	478,995
	LX Holdings Corp.	157,121	941,300
#	LX International Corp.	125,201	2,885,623
	LX Semicon Co. Ltd.	3,442	135,671
	Maeil Dairies Co. Ltd.	5,683	153,154
	Mcnex Co. Ltd.	4,275	90,372
#	MegaStudy Co. Ltd.	26,278	212,571
	MegaStudyEdu Co. Ltd.	1,069	38,499
	Mgame Corp.	15,694	74,446
	Mi Chang Oil Industrial Co. Ltd.	4,014	331,312
#*	Mirae Asset Life Insurance Co. Ltd.	222,091	1,189,168
#	Mirae Asset Securities Co. Ltd.	869,520	11,868,214
	Misto Holdings Corp.	44,287	1,140,159
#	MK Electron Co. Ltd.	78,264	454,939
*	MONAYONGPYONG	20,338	63,606
	Moorim P&P Co. Ltd.	7,993	15,847
*	MS Autotech Co. Ltd.	14,275	28,808
#	Myoung Shin Industrial Co. Ltd.	39,189	237,258
	Namhae Chemical Corp.	13,818	74,903
#	Namyang Dairy Products Co. Ltd.	16,012	718,616
	Nature Holdings Co. Ltd.	16,991	140,929
	NAVER Corp.	75,359	12,682,551
#	Neowiz Holdings Corp.	11,651	208,303
*	Neptune Co.	7,211	36,718
#Ω	Netmarble Corp.	37,956	1,620,967
	New Power Plasma Co. Ltd.	14,260	56,806
	Nexen Corp.	87,964	387,353
#	Nexen Tire Corp.	114,732	491,286
	Nexteel Co. Ltd.	12,200	122,740
#	NH Investment & Securities Co. Ltd.	507,699	7,360,138
	NHN Corp.	25,272	521,545
#	NICE Holdings Co. Ltd.	31,559	302,152
	Nice Information & Telecommunication, Inc.	10,035	176,983
	Nong Shim Holdings Co. Ltd.	9,266	549,348
#	NongShim Co. Ltd.	9,518	2,641,163
	Noroo Holdings Co. Ltd.	5,769	94,670
		Shares	Value»
SOUTH KOREA — (Continued)
#	NOROO Paint & Coatings Co. Ltd.	43,552	$277,175
	NOVAREX Co. Ltd.	21,936	298,288
#	NPC	66,175	209,306
#	OCI Co. Ltd.	19,337	801,282
#	OCI Holdings Co. Ltd.	55,626	3,729,551
#	Orion Holdings Corp.	92,889	1,487,744
*	Osung Advanced Materials Co. Ltd.	323,331	332,626
#	Otoki Corp.	4,520	1,294,344
	Pan Ocean Co. Ltd.	868,292	2,624,022
#	Paradise Co. Ltd.	134,677	1,751,089
#	Partron Co. Ltd.	149,811	713,109
	PHA Co. Ltd.	34,543	277,381
	Poongsan Corp.	88,816	10,243,998
#	Poongsan Holdings Corp.	42,592	1,479,703
	POSCO Holdings, Inc. (005490 KS)	58,373	12,836,762
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	598,906	32,724,224
	POSCO Steeleon Co. Ltd.	5,278	158,338
	Protec Co. Ltd.	937	17,909
*	RFTech Co. Ltd.	24,267	44,668
*	Sajo Industries Co. Ltd.	1,771	60,412
#	Sajodaerim Corp.	10,562	312,850
	Sam Young Electronics Co. Ltd.	31,048	249,181
	SAMHWA Paints Industrial Co. Ltd.	40,166	178,964
#	Samick Musical Instruments Co. Ltd.	134,228	122,637
	Samji Electronics Co. Ltd.	15,508	132,085
	Sammok S-Form Co. Ltd.	26,629	399,048
	SAMPYO Cement Co. Ltd.	125,487	311,390
	Samsung C&T Corp.	169,373	20,433,973
#	Samsung Card Co. Ltd. (029780 KS)	89,930	3,219,489
	Samsung Electronics Co. Ltd. (005930 KS)	4,455,693	227,079,662
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	7,245	9,066,175
	Samsung Engineering Co. Ltd.	44,475	843,342
	Samsung Life Insurance Co. Ltd.	170,264	15,368,784
#	Samsung SDI Co. Ltd.	114,145	16,379,367

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDS Co. Ltd.	1,316	$150,771
	Samsung Securities Co. Ltd.	181,844	9,218,480
	SAMT Co. Ltd.	178,062	391,858
	Samyang Corp.	8,354	317,426
#	Samyang Holdings Corp.	21,200	1,280,102
	Samyang Tongsang Co. Ltd.	2,690	107,632
#	SeAH Besteel Holdings Corp.	58,805	1,320,035
#	SeAH Holdings Corp.	4,354	407,820
	SeAH Steel Corp.	5,976	647,376
#	SeAH Steel Holdings Corp.	8,469	1,225,331
#	Sebang Co. Ltd.	49,883	511,346
#	Sebang Global Battery Co. Ltd.	30,660	1,460,269
	Sejong Industrial Co. Ltd.	19,312	62,531
	Sekonix Co. Ltd.	10,575	45,897
	Seohee Construction Co. Ltd.	34,403	45,372
#*	Seoul Semiconductor Co. Ltd.	83,183	424,916
#	Seoyon Co. Ltd.	41,986	302,521
#	Seoyon E-Hwa Co. Ltd.	77,705	689,374
*	SFA Engineering Corp.	7,150	126,104
#	SGC Energy Co. Ltd.	22,681	399,564
	Shin Heung Energy & Electronics Co. Ltd.	23,272	70,580
	Shindaeyang Paper Co. Ltd.	32,100	251,881
	Shinhan Financial Group Co. Ltd. (055550 KS)	650,958	31,697,672
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	946,990	46,118,412
	Shinsegae Information & Communication Co. Ltd.	10,365	123,855
#	Shinsegae International, Inc.	56,268	470,014
#	Shinsegae, Inc.	26,409	3,262,863
	Shinyoung Securities Co. Ltd.	8,141	747,807
#	Silla Co. Ltd.	23,707	168,199
	SIMPAC, Inc.	103,324	382,892
	Sindoh Co. Ltd.	7,507	267,289
	SK Chemicals Co. Ltd.	5,685	277,287
#	SK Discovery Co. Ltd.	54,122	2,126,843
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Eternix Co. Ltd.	9,412	$162,393
#	SK Gas Ltd.	6,891	1,313,283
#*Ω	SK IE Technology Co. Ltd.	8,752	173,493
	SK Innovation Co. Ltd.	107,349	8,305,735
	SK Networks Co. Ltd.	455,894	1,495,418
	SK Securities Co. Ltd.	428,163	207,142
	SK, Inc.	87,974	12,767,840
#	SL Corp.	64,890	1,546,630
#	SNT Holdings Co. Ltd.	35,428	1,421,607
#	SNT Motiv Co. Ltd.	85,650	2,035,855
#	S-Oil Corp.	117,577	5,303,548
#	Songwon Industrial Co. Ltd.	44,818	352,934
	Soosan Industries Co. Ltd.	3,063	50,758
#	Soulbrain Holdings Co. Ltd.	20,947	663,223
	Spigen Korea Co. Ltd.	5,048	99,122
	Suheung Co. Ltd.	2,171	29,473
	Sun Kwang Co. Ltd.	718	10,102
#	Sungshin Cement Co. Ltd.	71,955	544,558
#	Sungwoo Hitech Co. Ltd.	272,826	1,162,141
	Sunjin Co. Ltd.	11,906	110,714
*	Suprema, Inc.	2,591	62,428
	Tae Kyung Industrial Co. Ltd.	64,197	246,826
#	Taekwang Industrial Co. Ltd.	1,467	1,059,503
*	Taewoong Co. Ltd.	26,328	764,764
	TK Corp.	26,064	429,400
	TKG Huchems Co. Ltd.	14,556	184,609
*	Tongyang Life Insurance Co. Ltd.	119,071	722,359
#	TS Corp.	230,626	511,047
#	TYM Corp.	61,134	222,274
	Unid Co. Ltd.	15,727	950,208
	Union Semiconductor Equipment & Materials Co. Ltd.	21,388	109,464
	Unitrontech Co. Ltd.	16,427	75,311
	Value Added Technology Co. Ltd.	7,811	132,585
	Vitzro Tech Co. Ltd.	2,997	18,405
#	Webzen, Inc.	18,468	194,159
#	Whanin Pharmaceutical Co. Ltd.	32,254	278,715
	WiSoL Co. Ltd.	71,994	346,443

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Wonik Holdings Co. Ltd.	57,549	$247,256
#	Wonik Materials Co. Ltd.	21,064	358,677
	Woori Financial Group, Inc. (316140 KS)	2,136,473	37,907,820
	Y G-1 Co. Ltd.	61,716	256,005
#	Young Poong Corp.	20,270	618,398
#	Youngone Corp.	114,742	4,987,409
#	Youngone Holdings Co. Ltd.	26,845	2,720,518
	Yuanta Securities Korea Co. Ltd.	321,876	859,305
	YuHwa Securities Co. Ltd.	79,076	158,922
#	Zinus, Inc.	20,765	321,925
TOTAL SOUTH KOREA			1,410,689,072
TAIWAN — (19.4%)
	91APP, Inc.	17,000	46,523
	Abico Avy Co. Ltd.	519,364	590,132
#	Ability Enterprise Co. Ltd.	770,330	1,530,807
	AcBel Polytech, Inc.	2,810,000	2,581,182
#	Acer, Inc.	9,361,109	10,001,046
#*	ACES Electronic Co. Ltd.	564,778	1,072,330
*	Acon Holding, Inc.	173,000	46,535
	Acter Group Corp. Ltd.	138,000	2,250,036
#	Action Electronics Co. Ltd.	621,000	263,268
#	Actron Technology Corp.	43,000	187,158
	ADATA Technology Co. Ltd.	1,011,757	3,068,066
	Advanced Ceramic X Corp.	24,000	95,264
	Advanced International Multitech Co. Ltd.	519,000	1,114,633
*	Advanced Optoelectronic Technology, Inc.	203,000	94,487
	Advanced Power Electronics Corp.	87,000	233,574
	Advanced Wireless Semiconductor Co.	24,000	76,059
#	Advancetek Enterprise Co. Ltd.	728,000	1,698,739
#	AGV Products Corp.	1,869,211	659,114
#	AIC, Inc.	43,000	457,459
	Airtac International Group	155,000	4,408,434
*	ALI Corp.	33,200	28,856
	Allied Circuit Co. Ltd.	11,863	50,253
		Shares	Value»
TAIWAN — (Continued)
	Allied Supreme Corp.	96,000	$829,485
#	Alltek Technology Corp.	585,120	701,003
#	Alpha Networks, Inc.	1,056,086	931,883
#	Altek Corp.	1,819,080	2,437,898
	Amazing Microelectronic Corp.	18,000	38,317
#	Ambassador Hotel	1,232,000	1,718,833
	AMPACS Corp.	38,000	39,281
	Ampire Co. Ltd.	59,000	53,462
#	AMPOC Far-East Co. Ltd.	299,000	942,277
#	AmTRAN Technology Co. Ltd.	2,594,483	1,143,922
#	Anji Technology Co. Ltd.	159,000	170,553
#	Anpec Electronics Corp.	37,000	208,360
#	Apacer Technology, Inc.	522,210	1,007,180
#	APAQ Technology Co. Ltd.	29,000	100,556
	APCB, Inc.	140,000	65,023
#	Apex Biotechnology Corp.	292,000	280,478
#*	Apex International Co. Ltd.	581,683	466,467
	Apex Science & Engineering	401,633	162,081
	ARBOR Technology Corp.	39,000	53,378
	Arcadyan Technology Corp.	625,000	4,618,706
	Ardentec Corp.	2,214,058	5,563,849
	ARES International Corp.	8,000	14,298
#	Argosy Research, Inc.	150,000	831,144
	ASE Technology Holding Co. Ltd.	13,730,000	66,582,057
	Asia Cement Corp.	7,757,589	10,486,464
	Asia Electronic Material Co. Ltd.	133,000	85,985
#	Asia Optical Co., Inc.	736,000	3,176,594
#	Asia Polymer Corp.	2,200,530	912,701
#	Asia Tech Image, Inc.	115,000	296,189
	ASMedia Technology, Inc.	9,000	566,249
	ASolid Technology Co. Ltd.	12,000	20,656
#	ASROCK, Inc.	141,000	1,241,401
	Asustek Computer, Inc.	2,160,000	47,415,041
	ATE Energy International Co. Ltd.	148,000	138,357

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aten International Co. Ltd.	7,000	$13,690
#	Audix Corp.	399,332	799,449
#	AUO Corp. (AUOTY US), Sponsored ADR	3,013,142	13,318,088
#	Avalue Technology, Inc.	166,000	531,890
	AVer Information, Inc.	25,000	27,883
	Avermedia Technologies	109,600	147,717
#	Axiomtek Co. Ltd.	284,000	799,092
#	Azurewave Technologies, Inc.	221,000	431,180
#	Bank of Kaohsiung Co. Ltd.	4,188,320	1,637,711
	Baotek Industrial Materials Ltd.	128,000	221,744
#	Basso Industry Corp.	452,000	579,879
#	BenQ Materials Corp.	663,000	497,812
#	BES Engineering Corp.	7,377,443	2,731,531
#	Bin Chuan Enterprise Co. Ltd.	239,000	381,589
*	Biostar Microtech International Corp.	710,055	419,158
#	Bioteque Corp.	39,000	143,074
	Bizlink Holding, Inc.	548,505	16,497,198
#	Bright Led Electronics Corp.	479,000	264,824
	Brightek Optoelectronic Co. Ltd.	56,000	88,363
	Brighton-Best International Taiwan, Inc.	304,000	354,616
#	Brillian Network & Automation Integrated System Co. Ltd.	10,000	85,856
	Calitech Co. Ltd.	31,000	68,228
*	Cameo Communications, Inc.	505,712	151,433
	Capital Futures Corp.	131,766	213,894
	Capital Securities Corp.	7,557,158	5,110,127
*	Career Technology MFG. Co. Ltd.	457,423	217,314
	Castles Technology Co. Ltd.	69,000	162,166
	Caswell, Inc.	90,000	250,207
#	Catcher Technology Co. Ltd.	1,815,000	12,817,754
#	Cathay Chemical Works	272,000	504,465
		Shares	Value»
TAIWAN — (Continued)
	Cathay Consolidated, Inc.	14,000	$38,988
#	Cathay Financial Holding Co. Ltd.	26,941,201	54,605,397
	Cathay Real Estate Development Co. Ltd.	2,926,694	1,820,065
*	Cayman Engley Industrial Co. Ltd.	47,000	47,643
*	CCP Contact Probes Co. Ltd.	80,334	82,072
#*	Celxpert Energy Corp.	334,304	384,617
	Cenra, Inc.	621,632	699,411
#	Center Laboratories, Inc.	307,214	382,261
#	Central Reinsurance Co. Ltd.	1,172,148	906,222
#	Century Iron & Steel Industrial Co. Ltd.	477,000	2,977,619
	Chailease Holding Co. Ltd.	4,532,019	17,496,547
	Chain Chon Industrial Co. Ltd.	316,419	110,101
#*	ChainQui Construction Development Co. Ltd.	469,393	205,437
	Chaintech Technology Corp.	15,000	17,267
#*	Champion Building Materials Co. Ltd.	1,207,445	401,913
	Chang Hwa Commercial Bank Ltd.	17,626,698	10,887,456
#	Chang Wah Electromaterials, Inc.	714,000	925,003
	Chang Wah Technology Co. Ltd.	212,000	216,266
	Channel Well Technology Co. Ltd.	511,000	1,516,377
	Charoen Pokphand Enterprise	527,600	2,046,558
#	CHC Healthcare Group	551,000	845,284
	CHC Resources Corp.	63,000	153,385
#	Chen Full International Co. Ltd.	303,000	409,544
#	Cheng Loong Corp.	4,390,659	2,676,733
#*	Cheng Mei Materials Technology Corp.	822,880	381,046
	Cheng Shin Rubber Industry Co. Ltd.	6,845,000	9,156,448

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Cheng Uei Precision Industry Co. Ltd.	1,760,635	$3,323,343
#	Chenming Electronic Technology Corp.	189,000	740,341
#	Chia Chang Co. Ltd.	635,000	786,102
#	Chia Hsin Cement Corp.	2,597,114	1,218,365
	Chicony Electronics Co. Ltd.	809,000	3,527,600
#	Chicony Power Technology Co. Ltd.	409,000	1,536,852
	Chien Kuo Construction Co. Ltd.	712,637	608,974
	Chien Shing Harbour Service Co. Ltd.	24,496	37,880
#	China Airlines Ltd.	13,804,353	9,459,261
#	China Bills Finance Corp.	3,423,000	1,735,237
	China Container Terminal Corp.	273,000	240,373
	China Ecotek Corp.	53,000	98,627
#	China Electric Manufacturing Corp.	1,037,432	437,614
#	China General Plastics Corp.	693,585	275,991
	China Glaze Co. Ltd.	385,799	208,700
#*	China Man-Made Fiber Corp.	6,645,014	1,410,299
#	China Metal Products	1,365,969	1,135,621
#	China Motor Corp.	1,050,099	1,936,819
#*	China Petrochemical Development Corp.	11,392,068	2,832,002
#	China Steel Chemical Corp.	248,000	720,440
#	China Steel Corp.	29,505,320	19,160,821
	China Steel Structure Co. Ltd.	7,000	9,991
	China Wire & Cable Co. Ltd.	444,600	563,508
	Chinese Maritime Transport Ltd.	357,270	575,581
#	Ching Feng Home Fashions Co. Ltd.	126,752	85,881
	Chin-Poon Industrial Co. Ltd.	1,810,815	2,121,612
	Chipbond Technology Corp.	2,427,000	4,537,227
	ChipMOS Technologies, Inc. (8150 TT)	2,725,085	2,357,929
#	ChipMOS Technologies, Inc. (IMOS US), ADR	19,379	328,664
#	Chlitina Holding Ltd.	115,000	391,733
		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co. Ltd.	578,000	$1,579,257
	Chun YU Works & Co. Ltd.	848,750	532,580
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,539,513
	Chung Hwa Chemical Industrial Works Ltd.	80,000	87,568
#*	Chung Hwa Pulp Corp.	1,908,353	778,818
*††	Chung Shing Textile Co.	600	0
	Chung-Hsin Electric & Machinery Manufacturing Corp.	963,000	5,277,651
	Chunghwa Precision Test Tech Co. Ltd.	4,000	113,021
	Chyang Sheng Texing Co. Ltd.	167,000	111,203
	CKM Applied Materials Corp.	30,000	30,383
#	Cleanaway Co. Ltd. (8422 TT)	191,000	1,233,143
	Clevo Co.	1,428,000	2,112,025
#	CMC Magnetics Corp.	2,215,019	583,717
#	Collins Co. Ltd.	658,224	334,218
#	Compal Electronics, Inc.	16,160,332	15,814,540
	Compeq Manufacturing Co. Ltd.	4,826,000	10,488,931
	Complex Micro Interconnection Co. Ltd.	33,000	44,601
#	Compucase Enterprise	236,000	902,330
*	Comtrend Corp.	15,000	20,813
	Concord International Securities Co. Ltd.	179,710	71,897
#	Concord Securities Co. Ltd.	2,409,313	944,181
	Continental Holdings Corp.	2,142,540	1,577,776
#	Contrel Technology Co. Ltd.	611,000	760,795
#	Coremax Corp.	182,000	332,472
#	Coretronic Corp.	1,548,800	4,193,205
#	Co-Tech Development Corp.	643,000	2,524,792
	Coxon Precise Industrial Co. Ltd.	235,000	106,656
#	Creative Sensor, Inc.	89,000	165,700

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Crowell Development Corp.	66,150	$59,129
	Cryomax Cooling System Corp.	44,926	43,630
	CTBC Financial Holding Co. Ltd.	57,326,073	78,771,562
	CTCI Corp.	2,004,000	1,953,881
#	CviLux Corp.	297,000	418,880
#	Cyberlink Corp.	141,000	440,101
	CyberPower Systems, Inc.	100,000	773,693
#*	CyberTAN Technology, Inc.	799,000	698,327
#	DA CIN Construction Co. Ltd.	1,306,063	2,607,700
#	Da-Li Development Co. Ltd.	788,945	1,196,874
#	Darfon Electronics Corp.	792,000	925,390
#	Darwin Precisions Corp.	1,679,635	603,314
	De Licacy Industrial Co. Ltd.	166,880	73,990
	Delpha Construction Co. Ltd.	122,000	116,053
#	Depo Auto Parts Ind Co. Ltd.	538,000	3,077,861
	DFI, Inc.	26,000	61,798
#	Dimerco Express Corp.	367,000	929,864
#	D-Link Corp.	1,745,068	957,222
*	Donpon Precision, Inc.	176,000	167,686
#	Drewloong Precision, Inc.	53,333	289,171
	Dyaco International, Inc.	20,000	14,223
#	Dynamic Holding Co. Ltd.	934,873	2,445,608
#	Dynapack International Technology Corp.	750,000	5,740,361
	E Ink Holdings, Inc.	321,000	2,185,757
	E.Sun Financial Holding Co. Ltd.	28,859,982	30,865,559
#	Eastech Holding Ltd.	158,000	477,984
*	Eastern Media International Corp.	873,090	449,844
#	Eclat Textile Co. Ltd.	149,000	1,993,074
#	eCloudvalley Digital Technology Co. Ltd.	36,000	96,051
	ECOVE Environment Corp.	11,000	107,519
*	Edimax Technology Co. Ltd.	58,000	33,926
#	Edison Opto Corp.	392,250	227,714
		Shares	Value»
TAIWAN — (Continued)
#*	Edom Technology Co. Ltd.	988,350	$834,342
	Elan Microelectronics Corp.	463,000	1,912,839
	E-Lead Electronic Co. Ltd.	27,000	34,166
#	Elitegroup Computer Systems Co. Ltd.	1,379,395	799,517
#	Emerging Display Technologies Corp.	407,000	302,617
††	ENG Electric Co. Ltd.	11,999	55
	Ennoconn Corp.	411,599	4,184,454
#	Ennostar, Inc.	2,386,210	2,791,974
#	EnTie Commercial Bank Co. Ltd.	2,417,232	1,071,983
#*	Epileds Technologies, Inc.	313,000	230,314
	Episil-Precision, Inc.	37,000	40,055
	Eris Technology Corp.	10,000	41,679
#	Eson Precision Ind Co. Ltd.	435,000	940,415
	Eternal Materials Co. Ltd.	2,553,487	2,366,315
	Eurocharm Holdings Co. Ltd.	41,000	184,484
#	Eva Airways Corp.	11,359,355	14,323,009
*	Everest Textile Co. Ltd.	1,630,813	345,551
	Evergreen Aviation Technologies Corp.	356,000	1,390,135
	Evergreen International Storage & Transport Corp.	2,619,000	2,998,162
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	25,944,596
	EVERGREEN Steel Corp.	729,000	1,962,525
#	Everlight Chemical Industrial Corp.	1,148,950	623,874
#	Everlight Electronics Co. Ltd.	2,218,000	5,121,125
#	Evertop Wire Cable Corp.	545,000	608,815
	Excellence Opto, Inc.	315,000	220,979
#	Excelsior Medical Co. Ltd.	602,348	1,687,628
	Far Eastern Department Stores Ltd.	4,119,445	2,916,675
	Far Eastern International Bank	12,605,463	5,654,104
	Far Eastern New Century Corp.	13,130,528	12,584,875
	Far EasTone Telecommunications Co. Ltd.	3,385,397	9,233,329

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Farglory F T Z Investment Holding Co. Ltd.	452,655	$677,524
#	Farglory Land Development Co. Ltd.	1,375,264	2,841,522
#	Feedback Technology Corp.	150,127	504,631
#	Feng Hsin Steel Co. Ltd.	346,000	781,832
#	Feng TAY Enterprise Co. Ltd.	417,000	1,649,083
	FineTek Co. Ltd.	11,000	46,843
	First Financial Holding Co. Ltd.	29,661,123	29,300,273
	First Hotel	974,857	438,034
#	First Insurance Co. Ltd.	1,400,064	1,151,672
#*	First Steamship Co. Ltd.	3,063,042	595,377
#	FIT Holding Co. Ltd.	615,150	973,467
	Fitipower Integrated Technology, Inc.	391,550	2,349,800
*	FLEXium Interconnect, Inc.	745,000	1,624,370
#	Flytech Technology Co. Ltd.	303,000	1,136,431
	FocalTech Systems Co. Ltd.	505,000	1,061,739
#	Forcecon Tech Co. Ltd.	151,833	573,795
#*	Forest Water Environment Engineering Co. Ltd.	150,052	160,650
#	Formosa Advanced Technologies Co. Ltd.	992,000	886,900
#	Formosa Chemicals & Fibre Corp.	7,606,000	7,304,536
#	Formosa Laboratories, Inc.	538,478	1,196,772
	Formosa Oilseed Processing Co. Ltd.	37,000	36,928
	Formosa Optical Technology Co. Ltd.	27,000	117,562
	Formosa Petrochemical Corp.	2,453,000	3,584,365
#	Formosa Plastics Corp.	9,421,000	13,401,307
#	Formosa Sumco Technology Corp.	130,000	383,747
#	Formosa Taffeta Co. Ltd.	3,132,511	1,713,652
		Shares	Value»
TAIWAN — (Continued)
#	Formosan Rubber Group, Inc.	1,162,761	$966,421
	Formosan Union Chemical Corp.	1,809,843	1,067,730
	Founding Construction & Development Co. Ltd.	1,012,418	561,869
	Foxconn Technology Co. Ltd.	2,465,142	5,300,625
	Foxsemicon Integrated Technology, Inc.	291,000	2,946,457
#	Franbo Lines Corp.	600,392	371,754
#	Froch Enterprise Co. Ltd.	1,037,734	504,454
#	FSP Technology, Inc.	810,292	1,494,183
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	248,097	128,189
#	Fu Hua Innovation Co. Ltd.	1,348,085	1,499,475
#	Fubon Financial Holding Co. Ltd.	24,829,733	68,149,394
#	Fulgent Sun International Holding Co. Ltd.	517,623	1,767,725
#	Fullerton Technology Co. Ltd.	402,200	303,161
#*	Fulltech Fiber Glass Corp.	1,326,833	2,394,764
	Fusheng Precision Co. Ltd.	268,000	2,508,564
#	Fwusow Industry Co. Ltd.	1,282,429	621,442
#	G Shank Enterprise Co. Ltd.	809,107	2,156,771
#	Gamania Digital Entertainment Co. Ltd.	499,000	1,066,775
#	Gemtek Technology Corp.	1,852,962	1,480,225
*	General Interface Solution GIS Holding Ltd.	968,000	1,479,468
	Generalplus Technology, Inc.	213,000	276,202
	Genius Electronic Optical Co. Ltd.	316,000	4,550,973
	GeoVision, Inc.	42,000	68,129
	Getac Holdings Corp.	990,065	3,882,925
#	Giant Manufacturing Co. Ltd.	872,000	3,339,909
#	Giantplus Technology Co. Ltd.	1,764,100	788,992

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gigabyte Technology Co. Ltd.	1,000,287	$9,075,259
#	Global Brands Manufacture Ltd.	1,520,154	5,817,404
	Global Lighting Technologies, Inc.	167,000	223,183
	Global Mixed Mode Technology, Inc.	166,000	1,198,499
#	Global PMX Co. Ltd.	78,000	303,876
	Global View Co. Ltd.	28,000	63,417
#	Globalwafers Co. Ltd.	522,000	5,925,227
#	Globe Union Industrial Corp.	957,126	317,150
#	Gloria Material Technology Corp.	1,923,116	2,380,587
#	GMI Technology, Inc.	60,221	89,389
	Golden Long Teng Development Co. Ltd.	93,000	81,777
#	Goldsun Building Materials Co. Ltd.	4,517,171	5,573,246
#	Good Will Instrument Co. Ltd.	269,746	407,418
#	Gordon Auto Body Parts	479,000	442,694
#	Gourmet Master Co. Ltd.	360,000	965,144
#	Grand Fortune Securities Co. Ltd.	1,139,929	422,105
#*	Grand Pacific Petrochemical	5,603,018	1,947,694
#	Grape King Bio Ltd.	276,000	1,192,830
#	Great China Metal Industry	842,000	604,351
	Great Wall Enterprise Co. Ltd.	2,781,236	5,671,228
	Greatek Electronics, Inc.	809,000	1,661,668
#	Group Up Industrial Co. Ltd.	31,000	220,232
#	GTM Holdings Corp.	622,900	642,527
#	Gudeng Precision Industrial Co. Ltd.	55,000	552,268
	Hannstar Board Corp.	1,500,048	3,641,996
#*	HannStar Display Corp.	4,952,435	1,180,958
*	HannsTouch Holdings Co.	1,595,001	318,299
#	Hanpin Electron Co. Ltd.	334,000	514,922
	Harvatek Corp.	770,553	443,747
	Heran Co. Ltd.	10,000	24,919
	Hey Song Corp.	1,745,500	2,328,801
	Hi-Clearance, Inc.	4,296	19,966
	Highlight Tech Corp.	43,600	63,112
*††	High-Tek Harness Enterprise Co. Ltd.	179,000	17,812
		Shares	Value»
TAIWAN — (Continued)
#	Highwealth Construction Corp.	4,205,960	$5,747,017
	Hi-Lai Foods Co. Ltd.	25,000	127,055
	HIM International Music, Inc.	4,000	13,069
	Hiroca Holdings Ltd.	159,000	122,622
*	Hitron Technology, Inc.	179,000	133,571
#	Hiwin Technologies Corp.	728,000	5,110,534
	Hiyes International Co. Ltd.	45,651	132,931
#	Ho Tung Chemical Corp.	4,467,475	1,163,423
#	Hocheng Corp.	1,185,066	649,374
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	622,397
	Holiday Entertainment Co. Ltd.	23,000	54,967
#	Holy Stone Enterprise Co. Ltd.	416,800	1,113,438
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	41,088,192	241,618,271
	Hong Ho Precision Textile Co. Ltd.	74,000	50,115
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	946,375
#	Hong TAI Electric Industrial	1,279,000	1,561,906
	Hong YI Fiber Industry Co.	243,000	95,684
#	Horizon Securities Co. Ltd.	800,820	287,286
#	Hota Industrial Manufacturing Co. Ltd.	672,000	1,222,146
#	Hotai Finance Co. Ltd.	220,000	472,131
	Hotai Motor Co. Ltd.	1,000	18,396
#	Hsin Kuang Steel Co. Ltd.	902,000	1,221,600
#	Hsing TA Cement Co.	862,614	470,820
#	Hu Lane Associate, Inc.	322,025	1,433,093
	HUA ENG Wire & Cable Co. Ltd.	266,000	234,031
	Hua Jung Components Co. Ltd.	58,000	24,746
	Hua Nan Financial Holdings Co. Ltd.	22,997,628	22,036,099
#	Hua Yu Lien Development Co. Ltd.	136,525	329,622

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huaku Development Co. Ltd.	1,040,655	$3,310,417
#	Huang Hsiang Construction Corp.	407,947	532,029
	Hung Ching Development & Construction Co. Ltd.	857,468	767,356
#	Hung Sheng Construction Ltd.	1,724,269	1,325,553
#	Huxen Corp.	173,281	285,740
	Hwa Fong Rubber Industrial Co. Ltd.	455,000	246,262
#	Hwacom Systems, Inc.	477,000	351,353
	Ibase Technology, Inc.	35,000	62,725
#	IBF Financial Holdings Co. Ltd.	13,768,264	6,684,429
#	Ichia Technologies, Inc.	1,160,260	1,581,220
#	IEI Integration Corp.	500,200	1,275,423
	IKKA Holdings Cayman Ltd.	4,000	12,481
#	Infortrend Technology, Inc.	1,013,000	710,262
	Info-Tek Corp.	54,000	46,883
	Innodisk Corp.	138,000	1,042,109
#	Innolux Corp.	19,382,431	7,433,752
#	Inpaq Technology Co. Ltd.	348,930	793,172
#	Integrated Service Technology, Inc.	273,570	1,110,019
*	IntelliEPI, Inc.	5,000	26,815
#	Interactive Digital Technologies, Inc.	40,000	96,914
#*	International CSRC Investment Holdings Co.	2,975,166	1,210,172
#	Inventec Corp.	7,953,277	11,746,388
#	Iron Force Industrial Co. Ltd.	200,420	560,546
	ITE Technology, Inc.	419,479	1,838,937
	ITEQ Corp.	711,000	2,388,631
#	Jarllytec Co. Ltd.	109,000	395,563
#	Jean Co. Ltd.	667,428	587,888
	Jia Wei Lifestyle, Inc.	130,200	196,253
#	Jiin Yeeh Ding Enterprise Co. Ltd.	212,000	432,465
#	Jinan Acetate Chemical Co. Ltd.	1,450,000	3,859,193
	Johnson Health Tech Co. Ltd.	71,000	359,238
	JPC connectivity, Inc.	105,000	478,264
	JPP Holding Co. Ltd.	72,000	462,130
#	K Laser Technology, Inc.	785,601	431,805
		Shares	Value»
TAIWAN — (Continued)
#	Kaimei Electronic Corp.	387,400	$741,798
	Kaulin Manufacturing Co. Ltd.	252,656	101,156
#	Kedge Construction Co. Ltd.	193,850	548,043
	KEE TAI Properties Co. Ltd.	475,780	200,031
	Kenda Rubber Industrial Co. Ltd.	1,449,409	1,095,252
	Kent Industrial Co. Ltd.	18,000	14,482
	Kerry TJ Logistics Co. Ltd.	206,000	231,404
	Keystone Microtech Corp.	35,000	420,627
	KGI Financial Holding Co. Ltd.	53,691,205	27,197,564
#	KHGEARS International Ltd.	105,000	564,068
#	Kindom Development Co. Ltd.	1,887,000	3,145,475
#	King Chou Marine Technology Co. Ltd.	301,100	431,729
#	King Polytechnic Engineering Co. Ltd.	122,100	212,045
#	King Yuan Electronics Co. Ltd.	3,390,805	13,263,710
#*	King's Town Bank Co. Ltd.	3,766,012	6,790,686
#*	King's Town Construction Co. Ltd.	410,380	566,115
#	Kinko Optical Co. Ltd.	653,756	557,552
#	Kinpo Electronics	5,886,375	3,510,486
	Kinsus Interconnect Technology Corp.	1,359,000	4,617,790
	KMC Kuei Meng International, Inc.	116,000	363,981
	Ko Ja Cayman Co. Ltd.	76,000	91,696
#	KS Terminals, Inc.	419,000	713,428
	Kuen Ling Machinery Refrigerating Co. Ltd.	8,000	11,266
#	Kung Long Batteries Industrial Co. Ltd.	116,000	543,797
*	Kung Sing Engineering Corp.	2,299,875	863,301
#	Kuo Toong International Co. Ltd.	791,808	1,336,535

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kuo Yang Construction Co. Ltd.	32,000	$18,790
#	Kwong Fong Industries Corp.	481,649	190,057
	Kwong Lung Enterprise Co. Ltd.	331,000	524,224
	L&K Engineering Co. Ltd.	426,303	4,589,954
#	La Kaffa International Co. Ltd.	11,000	27,177
*	LAN FA Textile	985,713	389,022
#	Lanner Electronics, Inc.	363,000	964,209
	Largan Precision Co. Ltd. (3008 TT)	329,000	25,804,502
#	Laser Tek Taiwan Co. Ltd.	129,000	196,383
#	Laster Tech Co. Ltd.	415,172	328,121
#*	Lealea Enterprise Co. Ltd.	3,801,898	836,397
#	LEE CHI Enterprises Co. Ltd.	891,900	313,663
#	Lelon Electronics Corp.	395,000	1,008,152
	Lemtech Holdings Co. Ltd.	126,000	333,555
	Leo Systems, Inc.	50,000	45,149
*	Leofoo Development Co. Ltd.	148,000	83,500
#*	Li Peng Enterprise Co. Ltd.	2,274,381	453,294
#	Lien Hwa Industrial Holdings Corp.	2,175,539	3,289,309
#	Lingsen Precision Industries Ltd.	1,924,480	942,531
#	Lion Travel Service Co. Ltd.	119,000	580,800
	Lite-On Technology Corp.	6,635,738	26,234,358
	Liton Technology Corp.	92,000	102,279
#*	Long Bon International Co. Ltd.	628,880	325,926
#	Long Da Construction & Development Corp.	591,000	551,271
#*	Longchen Paper & Packaging Co. Ltd.	4,098,859	1,405,981
#	Longwell Co.	670,000	2,378,854
	Lotes Co. Ltd.	11,000	514,359
#	Lotus Pharmaceutical Co. Ltd.	558,000	4,041,246
	Loyalty Founder Enterprise Co. Ltd.	86,000	120,065
#	Lucky Cement Corp.	775,000	364,183
		Shares	Value»
TAIWAN — (Continued)
#	Lumax International Corp. Ltd.	197,000	$638,351
#*	Lung Yen Life Service Corp.	186,000	364,592
	Lungteh Shipbuilding Co. Ltd.	44,000	149,299
#	Macauto Industrial Co. Ltd.	109,000	214,146
	Macnica Galaxy, Inc.	9,000	27,551
*	Macronix International Co. Ltd.	9,388,605	5,903,570
*	Magnate Technology Co. Ltd.	17,000	23,986
	Man Zai Industrial Co. Ltd.	62,800	55,070
#	Marketech International Corp.	220,000	1,497,935
#	Materials Analysis Technology, Inc.	64,000	407,546
#	Mayer Steel Pipe Corp.	716,947	552,012
#	Maywufa Co. Ltd.	182,070	131,865
	Mega Financial Holding Co. Ltd.	20,752,717	29,520,643
#	Megaforce Co. Ltd.	152,000	210,342
#	Mercuries & Associates Holding Ltd.	2,348,771	948,911
	Mercuries Data Systems Ltd.	55,000	52,670
*	Mercuries Life Insurance Co. Ltd.	3,832,987	670,398
#	Merida Industry Co. Ltd.	597,000	2,306,457
#	Merry Electronics Co. Ltd.	958,245	3,634,184
#	METAAGE Corp.	221,000	387,399
	Micro-Star International Co. Ltd.	1,734,000	8,283,884
#	Mildef Crete, Inc.	142,000	527,095
#	MIN AIK Technology Co. Ltd.	293,600	196,769
#*	Mitac Holdings Corp.	2,557,682	6,476,707
#	Motech Industries, Inc.	896,000	537,663
#	MSSCORPS Co. Ltd.	135,019	608,730
#	Nak Sealing Technologies Corp.	83,000	308,436
#	Namchow Holdings Co. Ltd.	449,000	606,554
	Nan Kang Rubber Tire Co. Ltd.	707,000	882,501
	Nan Liu Enterprise Co. Ltd.	9,000	17,633
	Nan Pao Resins Chemical Co. Ltd.	169,000	2,158,398

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	665,739	$233,477
	Nan Ya Plastics Corp.	12,665,000	17,273,760
#	Nan Ya Printed Circuit Board Corp.	650,000	3,807,794
	Nang Kuang Pharmaceutical Co. Ltd.	171,000	199,067
	Nantex Industry Co. Ltd.	465,000	377,512
#*	Nanya Technology Corp.	3,171,000	4,668,261
#	National Aerospace Fasteners Corp.	106,000	444,010
	Netronix, Inc.	25,000	96,532
*	New Asia Construction & Development Corp.	394,000	197,761
#	Nichidenbo Corp.	471,000	1,190,024
	Nien Hsing Textile Co. Ltd.	470,061	292,601
#	Niko Semiconductor Co. Ltd.	162,473	225,826
#	Nishoku Technology, Inc.	201,000	781,078
	Nova Technology Corp.	33,000	189,357
	Nuvoton Technology Corp.	145,000	331,121
	O-Bank Co. Ltd.	3,349,604	1,014,529
	Ocean Plastics Co. Ltd.	125,000	154,033
#	Optimax Technology Corp.	241,000	200,613
	Orient Semiconductor Electronics Ltd.	1,115,670	1,438,126
#*	Oriental Union Chemical Corp.	746,000	311,431
	O-TA Precision Industry Co. Ltd.	6,000	10,497
#	Pacific Construction Co.	1,552,452	498,593
*	Paiho Shih Holdings Corp.	325,335	217,420
#	Pan German Universal Motors Ltd.	59,000	657,805
	Pan Jit International, Inc.	1,024,100	1,613,948
#	Pan-International Industrial Corp.	2,067,444	2,961,988
	Panion & BF Biotech, Inc.	5,000	11,704
	Parade Technologies Ltd.	193,000	3,673,138
#	Parpro Corp.	28,000	51,183
		Shares	Value»
TAIWAN — (Continued)
#*	PChome Online, Inc.	463,061	$504,275
#	PCL Technologies, Inc.	165,000	491,125
	Pegatron Corp.	8,949,998	23,826,416
	Pegavision Corp.	94,000	961,570
#	PharmaEngine, Inc.	97,000	238,921
*	Phihong Technology Co. Ltd.	579,000	422,796
	Phison Electronics Corp.	417,000	7,320,338
#	Phoenix Silicon International Corp.	257,000	1,085,012
#	Phoenix Tours International, Inc.	49,350	92,893
	Pixart Imaging, Inc.	422,000	2,735,810
	Plastron Precision Co. Ltd.	76,156	38,439
*	Plotech Co. Ltd.	121,000	58,619
	Podak Co. Ltd.	44,000	62,353
#	Posiflex Technology, Inc.	116,000	961,983
#	Pou Chen Corp.	8,585,550	8,073,933
*	Powerchip Semiconductor Manufacturing Corp.	5,878,000	2,928,157
#	Powertech Technology, Inc.	2,533,000	10,580,167
#	President Securities Corp.	4,623,589	2,914,015
	Primax Electronics Ltd.	1,899,000	4,602,433
	Prince Housing & Development Corp.	4,615,018	1,403,918
#	Promate Electronic Co. Ltd.	506,790	1,009,104
#	Prosperity Dielectrics Co. Ltd.	241,000	305,311
#	Qisda Corp.	5,564,171	4,798,414
#	QST International Corp.	191,713	335,395
#	Qualipoly Chemical Corp.	290,593	676,555
	Quang Viet Enterprise Co. Ltd.	33,000	79,485
	Quanta Storage, Inc.	583,000	1,706,160
	Quaser Machine Tools, Inc.	11,000	23,338
#*	Quintain Steel Co. Ltd.	1,325,247	427,111
#	Radiant Opto-Electronics Corp.	1,869,000	8,590,922
#	Radium Life Tech Co. Ltd.	2,792,543	1,051,326

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Raydium Semiconductor Corp.	175,000	$2,030,948
#	Rechi Precision Co. Ltd.	1,277,000	1,017,737
#	Rexon Industrial Corp. Ltd.	357,000	357,727
#	Rich Development Co. Ltd.	2,479,175	729,040
*	RiTdisplay Corp.	28,000	35,473
*	Ritek Corp.	2,666,449	906,095
	Roundtop Machinery Industries Co. Ltd.	22,000	19,502
#	Ruentex Development Co. Ltd.	3,752,900	3,746,247
	Ruentex Industries Ltd.	1,090,385	1,895,935
#	Run Long Construction Co. Ltd.	788,000	813,584
	Sakura Development Co. Ltd.	77,000	167,506
#	Sampo Corp.	1,886,340	1,570,251
#	San Fang Chemical Industry Co. Ltd.	185,000	210,888
	San Fu Chemical Co. Ltd.	17,000	64,457
#	Sanyang Motor Co. Ltd.	1,694,624	3,505,667
#	Savior Lifetec Corp.	445,000	277,320
#	ScinoPharm Taiwan Ltd.	259,000	145,122
#	SDI Corp.	262,000	643,101
	Sea Sonic Electronics Co. Ltd.	71,000	175,245
	Senao International Co. Ltd.	33,000	33,194
	Senao Networks, Inc.	47,000	253,725
	Sensortek Technology Corp.	7,000	40,551
	Sercomm Corp.	792,000	2,641,776
	Sesoda Corp.	787,279	822,403
	Shanghai Commercial & Savings Bank Ltd.	8,042,566	11,546,267
	Shan-Loong Transportation Co. Ltd.	141,000	67,843
	Sharehope Medicine Co. Ltd.	258,278	233,715
#	Sheng Yu Steel Co. Ltd.	611,000	486,027
#	ShenMao Technology, Inc.	283,000	738,325
#	Shieh Yih Machinery Industry Co. Ltd.	169,000	133,840
		Shares	Value»
TAIWAN — (Continued)
#	Shih Her Technologies, Inc.	260,000	$1,338,117
#*	Shih Wei Navigation Co. Ltd.	1,526,271	789,665
	Shihlin Electric & Engineering Corp.	440,000	2,601,928
#	Shin Ruenn Development Co. Ltd.	117,050	234,220
#	Shin Zu Shing Co. Ltd.	445,517	3,464,169
*	Shining Building Business Co. Ltd.	951,368	296,410
#	Shinkong Insurance Co. Ltd.	763,412	2,419,078
	Shinkong Synthetic Fibers Corp.	6,366,754	2,733,740
	Shinkong Textile Co. Ltd.	68,000	118,773
	Shiny Chemical Industrial Co. Ltd.	32,000	135,222
#	Shuttle, Inc.	1,357,015	728,181
	Sigurd Microelectronics Corp.	2,351,231	6,081,771
#	Silergy Corp.	54,000	580,855
	Simplo Technology Co. Ltd.	443,000	6,048,481
	Sinbon Electronics Co. Ltd.	506,000	4,089,975
	Sincere Navigation Corp.	1,556,242	1,142,854
	Sinher Technology, Inc.	186,000	153,117
#	Sinmag Equipment Corp.	27,000	127,325
	Sino-American Silicon Products, Inc.	1,218,000	4,083,390
#	Sinon Corp.	1,847,877	2,544,998
	SinoPac Financial Holdings Co. Ltd.	42,880,809	35,381,337
#	Sinopower Semiconductor, Inc.	46,000	145,246
#	Sinphar Pharmaceutical Co. Ltd.	356,840	373,871
	Sinyi Realty, Inc.	256,000	217,111
#	Sirtec International Co. Ltd.	337,200	284,213
	Sitronix Technology Corp.	303,000	2,011,520
#	Siward Crystal Technology Co. Ltd.	740,875	536,341
	Sixxon Tech Co. Ltd.	3,000	14,964
#	Soft-World International Corp.	131,000	422,293

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Solar Applied Materials Technology Corp.	1,778,000	$2,941,207
#	Solteam, Inc.	215,742	333,608
#	Song Shang Electronics Co. Ltd.	186,000	170,916
#	Southeast Cement Co. Ltd.	901,700	541,474
#	Speed Tech Corp.	382,000	528,863
	Spirox Corp.	63,563	118,904
	Sporton International, Inc.	57,000	304,628
#	Sports Gear Co. Ltd.	85,000	285,074
#	St. Shine Optical Co. Ltd.	171,000	910,755
#	Standard Chemical & Pharmaceutical Co. Ltd.	380,000	728,099
#	Standard Foods Corp.	401,000	428,060
*	Starlux Airlines Co. Ltd.	1,092,000	938,621
#	S-Tech Corp.	402,926	317,215
	Sumeeko Industries Co. Ltd.	51,000	117,937
#	Sun Max Tech Ltd.	100,000	209,488
#*	Sun Yad Construction Co. Ltd.	210,095	96,917
	Sunflex Tech Co. Ltd.	1,848	1,256
*	Sunko INK Co. Ltd.	104,000	41,799
	Sunny Friend Environmental Technology Co. Ltd.	40,000	100,459
	Sunonwealth Electric Machine Industry Co. Ltd.	427,000	1,612,066
	Sunplus Innovation Technology, Inc.	6,160	24,169
#*	Sunplus Technology Co. Ltd.	984,000	621,933
#	Sunrex Technology Corp.	519,108	754,639
#	Sunspring Metal Corp.	473,569	379,836
#	Superalloy Industrial Co. Ltd.	124,000	224,496
	Supreme Electronics Co. Ltd.	2,124,507	2,989,730
#	Swancor Holding Co. Ltd.	182,000	733,644
#	Sweeten Real Estate Development Co. Ltd.	968,670	1,018,996
#	Symtek Automation Asia Co. Ltd.	54,158	274,531
		Shares	Value»
TAIWAN — (Continued)
#	Syncmold Enterprise Corp.	451,000	$1,031,842
	Synmosa Biopharma Corp.	564,685	696,572
	Synnex Technology International Corp.	4,674,550	10,359,620
	Syn-Tech Chem & Pharm Co. Ltd.	11,000	28,430
#	Syscom Computer Engineering Co.	41,000	77,608
	Sysgration	34,000	46,699
#	Systex Corp.	489,000	1,782,257
#	T3EX Global Holdings Corp.	458,000	1,074,612
	TA Chen Stainless Pipe	4,928,392	6,460,297
	Ta Ya Electric Wire & Cable	2,330,795	2,702,207
#	Tah Hsin Industrial Corp.	324,701	723,187
#	TA-I Technology Co. Ltd.	235,500	330,953
#	Tai Tung Communication Co. Ltd.	559,077	371,417
	Taichung Commercial Bank Co. Ltd.	26,603,456	19,767,949
#	TaiDoc Technology Corp.	223,000	925,172
#	Taiflex Scientific Co. Ltd.	965,397	1,456,458
#	Taimide Tech, Inc.	222,000	460,719
#	Tainan Enterprises Co. Ltd.	475,183	430,905
	Tainan Spinning Co. Ltd.	5,726,485	2,459,427
	Tai-Saw Technology Co. Ltd.	205,000	120,485
#	Taishin Financial Holding Co. Ltd.	72,697,817	39,677,388
#	Taisun Enterprise Co. Ltd.	582,000	364,055
#	Taita Chemical Co. Ltd.	607,394	236,701
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	700,039
	Taiwan Business Bank	25,958,628	13,947,434
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	330,503
	Taiwan Cogeneration Corp.	558,000	808,795
	Taiwan Cooperative Financial Holding Co. Ltd.	23,244,317	19,728,579

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fertilizer Co. Ltd.	2,433,000	$4,225,817
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,290,000	1,303,106
#	Taiwan FU Hsing Industrial Co. Ltd.	682,000	1,015,463
#*	Taiwan Glass Industry Corp.	4,278,982	3,402,194
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,138,704	5,551,568
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	866,085
††	Taiwan Land Development Corp.	4,185,322	70,462
	Taiwan Line Tek Electronic	18,000	14,503
#	Taiwan Mask Corp.	358,000	368,452
	Taiwan Mobile Co. Ltd.	425,000	1,498,252
#	Taiwan Navigation Co. Ltd.	1,063,000	953,975
	Taiwan Paiho Ltd.	1,021,000	1,759,091
#	Taiwan PCB Techvest Co. Ltd.	1,300,946	1,411,652
#	Taiwan Sakura Corp.	109,000	313,690
	Taiwan Secom Co. Ltd.	186,000	704,186
#	Taiwan Semiconductor Co. Ltd.	784,000	1,185,717
#	Taiwan Shin Kong Security Co. Ltd.	426,390	576,948
	Taiwan Steel Union Co. Ltd.	8,000	28,265
#	Taiwan Surface Mounting Technology Corp.	1,330,991	4,691,582
	Taiwan Takisawa Technology Co. Ltd.	22,000	30,106
#*	Taiwan TEA Corp.	2,019,092	986,558
	Taiwan Union Technology Corp.	652,000	5,887,897
*	Taiwan-Asia Semiconductor Corp.	176,000	116,082
#	Taiyen Biotech Co. Ltd.	582,217	641,860
#	Tatung Co. Ltd.	4,559,050	5,427,267
	TCC Group Holdings Co. Ltd.	18,560,110	15,055,438
	TCI Co. Ltd.	312,000	1,355,610
#	Te Chang Construction Co. Ltd.	170,260	324,341
		Shares	Value»
TAIWAN — (Continued)
	Teco Electric & Machinery Co. Ltd.	5,004,725	$8,496,097
	Tera Autotech Corp.	61,863	57,211
#	Test Research, Inc.	480,000	2,311,593
#	Test Rite International Co. Ltd.	1,078,266	719,390
*	Thermaltake Technology Co. Ltd.	161,000	167,679
#	Thinking Electronic Industrial Co. Ltd.	225,000	1,013,969
#	Thye Ming Industrial Co. Ltd.	307,600	700,873
	Ton Yi Industrial Corp.	3,835,600	2,325,413
	Tong Hsing Electronic Industries Ltd.	720,480	2,435,451
#	Tong Yang Industry Co. Ltd.	1,874,000	6,545,204
#	Tong-Tai Machine & Tool Co. Ltd.	738,447	804,882
#	Top Union Electronics Corp.	220,029	219,454
	Topco Scientific Co. Ltd.	303,000	2,907,332
	Topco Technologies Corp.	18,000	37,486
#	Topkey Corp.	237,000	1,433,781
#	Topoint Technology Co. Ltd.	663,459	1,392,773
#*	TPK Holding Co. Ltd.	1,316,000	1,434,783
#	Transcend Information, Inc.	285,000	897,339
	Tripod Technology Corp.	1,506,000	14,016,814
#	TSC Auto ID Technology Co. Ltd.	43,199	264,832
	TSRC Corp.	1,119,000	679,415
	Ttet Union Corp.	6,000	30,113
	TTY Biopharm Co. Ltd.	305,000	786,185
	Tung Ho Steel Enterprise Corp.	2,802,593	6,008,667
#	Tung Thih Electronic Co. Ltd.	194,800	370,049
#	TURVO International Co. Ltd.	133,000	792,794
	TXC Corp.	1,114,000	3,115,232
#	TYC Brother Industrial Co. Ltd.	866,723	1,175,362
*	Tycoons Group Enterprise	515,515	131,693
#	Tyntek Corp.	1,446,097	725,398
#	Ubright Optronics Corp.	62,000	130,482
#	UDE Corp.	353,000	1,149,141

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	U-Ming Marine Transport Corp.	1,886,000	$3,279,207
#	Unic Technology Corp.	245,000	188,913
#	Unimicron Technology Corp.	4,502,000	20,435,903
#	Union Bank of Taiwan	12,958,934	7,202,468
	Union Insurance Co. Ltd.	79,000	68,303
	Uni-President Enterprises Corp.	8,035,000	21,206,480
#	Unitech Computer Co. Ltd.	477,739	663,226
#*	Unitech Printed Circuit Board Corp.	3,464,400	3,214,347
*	United Alloy-Tech Co.	65,000	89,953
#	United Microelectronics Corp. (2303 TT)	42,425,681	58,788,114
	United Orthopedic Corp.	321,000	1,068,179
	United Radiant Technology	20,000	13,851
*	United Renewable Energy Co. Ltd.	1,004,000	237,595
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	91,000	134,239
#	Universal Cement Corp.	2,324,539	2,075,929
#	UPC Technology Corp.	3,580,598	1,241,565
	UPI Semiconductor Corp.	18,000	116,771
#	Userjoy Technology Co. Ltd.	63,690	177,559
#	USI Corp.	4,178,827	1,511,510
*	Usun Technology Co. Ltd.	51,100	69,712
#	Utechzone Co. Ltd.	79,000	236,269
#	UVAT Technology Co. Ltd.	56,000	118,179
#	Vanguard International Semiconductor Corp.	2,174,201	6,738,092
	Ve Wong Corp.	912,806	1,224,133
#	Ventec International Group Co. Ltd.	189,000	525,634
	Via Technologies, Inc.	455,000	899,370
#	Viking Tech Corp.	196,000	248,520
	Visco Vision, Inc.	22,000	122,722
	VisEra Technologies Co. Ltd.	62,000	458,829
	Vizionfocus, Inc.	5,000	29,547
	VSO Electronics Co. Ltd.	16,000	59,734
		Shares	Value»
TAIWAN — (Continued)
*	Wafer Works Corp.	1,770,616	$1,360,507
	Waffer Technology Corp.	119,000	203,405
#	Wah Hong Industrial Corp.	347,516	443,858
	Wah Lee Industrial Corp.	862,100	2,698,258
	Walsin Lihwa Corp.	9,140,143	6,830,705
	Walsin Technology Corp.	1,207,000	3,395,713
#	Walton Advanced Engineering, Inc.	1,262,853	541,006
#	Wan Hai Lines Ltd.	2,516,000	7,440,852
*	We & Win Development Co. Ltd.	53,000	18,867
*	We&Win Diversification Co. Ltd.	37,000	23,920
	WEI Chih Steel Industrial Co. Ltd.	16,000	9,864
#	Wei Chuan Foods Corp.	666,000	349,672
#	Weikeng Industrial Co. Ltd.	2,081,490	2,353,586
#	Well Shin Technology Co. Ltd.	450,080	821,973
*	Wha Yu Industrial Co. Ltd.	37,000	15,882
	Wholetech System Hitech Ltd.	11,000	33,409
#	Win Semiconductors Corp.	1,380,000	3,913,352
#*	Winbond Electronics Corp.	13,313,422	7,640,852
	Winmate, Inc.	42,000	208,691
#	Winstek Semiconductor Co. Ltd.	207,000	662,159
*††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,673,364	3,254,393
	Wistron Corp.	8,316,343	33,846,358
#	WITS Corp.	118,659	376,693
	WNC Corp.	1,041,474	4,082,541
#	Wonderful Hi-Tech Co. Ltd.	514,000	653,051
	WPG Holdings Ltd.	5,323,284	11,795,135
	WT Microelectronics Co. Ltd.	2,255,104	10,341,827
#	WUS Printed Circuit Co. Ltd.	483,668	1,310,700
#	XinTec, Inc.	276,000	1,349,098
#	Xxentria Technology Materials Corp.	405,906	606,531
	Ya Horng Electronic Co. Ltd.	22,000	46,179

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yageo Corp.	1,496,631	$26,298,257
#	Yang Ming Marine Transport Corp.	6,259,000	12,697,711
#	YC INOX Co. Ltd.	2,009,894	1,437,159
	YCC Parts Manufacturing Co. Ltd.	30,000	49,597
#	Yea Shin International Development Co. Ltd.	1,012,464	900,285
#	Yem Chio Co. Ltd.	2,365,746	1,228,926
*	Yen Sun Technology Corp.	58,000	84,463
*	Yeong Guan Energy Technology Group Co. Ltd.	137,509	104,983
	YFC-Boneagle Electric Co. Ltd.	20,449	13,662
#	YFY, Inc.	4,595,847	3,733,791
#	Yi Jinn Industrial Co. Ltd.	1,197,149	684,102
*	Yieh Phui Enterprise Co. Ltd.	3,961,862	1,985,226
#	Young Fast Optoelectronics Co. Ltd.	401,000	751,799
#	Youngtek Electronics Corp.	596,047	1,225,200
	Yuanta Financial Holding Co. Ltd.	40,542,073	42,053,584
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	32,009
#	Yulon Finance Corp.	187,000	626,298
#	Yulon Motor Co. Ltd.	2,504,350	2,731,711
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	539,648
#	YungShin Global Holding Corp.	664,000	1,389,932
	Yusin Holding Corp.	13,643	39,724
#	Zeng Hsing Industrial Co. Ltd.	231,358	756,172
#	Zenitron Corp.	940,000	1,035,499
	Zero One Technology Co. Ltd.	438,391	1,678,226
#	Zhen Ding Technology Holding Ltd.	3,357,000	14,000,926
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	491,702
*	Zinwell Corp.	410,000	153,983
	Zippy Technology Corp.	273,000	494,130
#	Zyxel Group Corp.	1,258,793	1,145,560
TOTAL TAIWAN			2,370,251,008
		Shares	Value»
THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	810,847	$372,176
	AAPICO Hitech PCL (AH-R TB), NVDR	85,550	39,267
*	Absolute Clean Energy PCL	333,200	13,357
	Amata Corp. PCL	986,400	482,938
	AP Thailand PCL	10,762,130	2,387,559
	Asset World Corp. PCL	13,123,500	843,309
#	Bangchak Corp. PCL	4,774,400	4,967,246
	Bangkok Bank PCL (BBLF TB)	3,293,353	14,914,818
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,175,667
	Bangkok Commercial Asset Management PCL	6,827,754	1,744,545
	Bangkok Land PCL	51,621,293	789,799
	Bangkok Life Assurance PCL, NVDR	695,500	376,694
	Banpu PCL	23,370,933	3,611,481
#	Berli Jucker PCL	3,756,900	2,207,236
*	Beyond Securities PCL	878,200	11,287
	BKI Holdings PCL	153,028	1,348,594
	Charoen Pokphand Foods PCL	16,024,800	11,180,093
	CP Axtra PCL	1,926,668	1,214,485
#	GFPT PCL	2,125,200	630,797
	Global Green Chemicals PCL	30,900	3,782
	Hana Microelectronics PCL	1,639,800	1,159,100
	ICC International PCL	3,556,709	2,938,529
	Indorama Ventures PCL	1,710,622	1,209,161
#	IRPC PCL	24,696,400	778,375
*	Italian-Thai Development PCL	5,342,190	39,233
	Jaymart Group Holdings PCL	1,681,200	393,549
#	JMT Network Services PCL	1,016,100	345,126
	Kasikornbank PCL (KBANKF TB)	176,800	876,426
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	4,181,370
	Khon Kaen Sugar Industry PCL	7,579,607	350,221
	Kiatnakin Phatra Bank PCL	619,513	1,047,371
	Krung Thai Bank PCL	9,614,300	6,472,295
	Lalin Property PCL	204,200	30,493

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	LH Financial Group PCL	6,930,046	$165,405
	LPN Development PCL	4,563,602	242,982
	Northeast Rubber PCL	1,759,488	237,972
	Origin Property PCL	1,618,265	94,085
#	Polyplex Thailand PCL	1,641,925	532,571
	Precious Shipping PCL	3,427,150	692,142
*	Property Perfect PCL	32,612,735	89,815
	Pruksa Holding PCL	2,271,400	309,989
	PTT Exploration & Production PCL	2,510,100	9,677,864
#	PTT Global Chemical PCL	5,667,841	4,110,399
	PTT PCL	44,568,100	45,345,451
	Quality Houses PCL	20,069,847	878,209
#	Regional Container Lines PCL	1,324,800	1,236,426
	Rojana Industrial Park PCL	2,759,273	396,835
	S Hotels & Resorts PCL	3,085,840	143,527
	Saha Pathana Inter-Holding PCL	3,372,150	4,708,421
	Saha Pathanapibul PCL	1,052,533	1,884,124
	Saha-Union PCL	1,568,500	1,391,876
	Sansiri PCL	59,933,866	2,714,263
#	SC Asset Corp. PCL	8,549,330	468,277
#	SCG Packaging PCL	2,614,200	1,495,886
#	SCGJWD Logistics PCL	63,200	16,438
	Siam Cement PCL	1,181,900	7,269,336
	Siamgas & Petrochemicals PCL	444,700	91,172
*	Singer Thailand PCL	411,800	66,155
	Somboon Advance Technology PCL	1,029,700	409,611
	SPCG PCL	2,021,300	507,181
#	Sri Trang Agro-Industry PCL	3,681,258	1,588,303
#	Sri Trang Gloves Thailand PCL	3,255,548	702,314
	Srithai Superware PCL	1,212,300	41,548
	Star Petroleum Refining PCL	695,387	121,288
#*	Stecon Group PCL	2,688,278	530,581
*	STP & I PCL	2,549,600	293,344
#	Supalai PCL	4,575,100	2,183,952
*	Super Energy Corp. PCL	72,819,209	311,955
	Susco PCL	519,500	41,013
		Shares	Value»
THAILAND — (Continued)
#	Thai Oil PCL	3,688,974	$3,894,419
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	968,133
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	108,709
	Thai Union Group PCL	304,600	103,460
	Thai Wacoal PCL	55,800	35,003
	Thanachart Capital PCL	821,700	1,238,333
#	Thoresen Thai Agencies PCL	5,875,776	783,916
#	TMBThanachart Bank PCL	62,597,696	3,696,865
#	TPI Polene PCL	34,479,840	970,669
	TPI Polene Power PCL	10,042,350	682,191
	WHA Corp. PCL	185,200	20,288
*	Xspring Capital PCL	10,373,667	168,239
TOTAL THAILAND			171,797,314
TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	3,829,694	1,443,793
	Afyon Cimento Sanayi TAS	53,202	20,325
*	Akenerji Elektrik Uretim AS	631,327	188,653
*	Akfen Yenilenebilir Enerji AS	150,854	67,031
*	Aksa Enerji Uretim AS	607,373	594,404
#	Alarko Holding AS	553,546	1,277,859
	Albaraka Turk Katilim Bankasi AS	6,668,251	1,490,595
	Anadolu Efes Biracilik Ve Malt Sanayii AS	652,170	243,114
*	Arcelik AS	25,434	78,255
	Aygaz AS	135,111	543,270
*	Bera Holding AS	2,961,580	1,218,519
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	979,826	367,897
	Bursa Cimento Fabrikasi AS	1,835,427	339,397
*	Can2 Termik AS	2,239,153	99,183
	Cemtas Celik Makina Sanayi Ve Ticaret AS	252,392	69,334
*	Deva Holding AS	150,820	240,721
#	Dogan Sirketler Grubu Holding AS	3,901,181	1,525,671

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Dogus Otomotiv Servis ve Ticaret AS	352,047	$1,593,419
	Eczacibasi Yatirim Holding Ortakligi AS	47,492	226,069
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	649,315	793,550
#	Enka Insaat ve Sanayi AS	3,836,286	6,550,861
#*	Eregli Demir ve Celik Fabrikalari TAS	11,233,625	7,366,924
*	Esenboga Elektrik Uretim AS	111,430	261,375
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,133	37,750
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	49,787	430,483
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	234,251	127,124
*	GSD Holding AS	4,401,973	460,181
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	553,530	538,699
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,791,187	2,576,519
*	Kayseri Seker Fabrikasi AS	121,833	63,523
#	KOC Holding AS	2,687,502	11,839,465
*	Kordsa Teknik Tekstil AS	264,141	399,632
*	Loras Holding AS	823,422	113,180
*	NET Holding AS	584,735	739,999
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,079,719	144,914
#*	Petkim Petrokimya Holding AS	2,704,071	1,137,279
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	30,572	20,055
*	Polisan Holding AS	1,065,512	106,412
	Sekerbank Turk AS	6,201,648	892,232
		Shares	Value»
TURKEY — (Continued)
	Sok Marketler Ticaret AS	382,888	$351,474
*	TAV Havalimanlari Holding AS	91,491	552,838
*	Tekfen Holding AS	582,506	1,546,939
*	Tukas Gida Sanayi ve Ticaret AS	7,232,742	480,180
	Turcas Petrol AS	23,816	20,467
#	Turk Hava Yollari AO	2,316,469	16,399,758
*	Turk Telekomunikasyon AS	658,720	883,005
	Turkcell Iletisim Hizmetleri AS	2,311,718	5,299,817
	Turkiye Petrol Rafinerileri AS	2,588,349	10,753,640
*	Turkiye Sinai Kalkinma Bankasi AS	772,256	261,367
#	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,151,710
*	Turkiye Vakiflar Bankasi TAO, Class D	3,725,109	2,637,084
	Ulker Biskuvi Sanayi AS	256,904	692,484
	Vestel Beyaz Esya Sanayi ve Ticaret AS	671,156	172,374
*	Vestel Elektronik Sanayi ve Ticaret AS	287,939	269,691
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	476,715	324,138
*	Yayla Agro Gida Sanayi VE Nakliyat AS	181,420	46,047
TOTAL TURKEY			90,070,679
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	9,223,632	40,815,442
	Abu Dhabi National Hotels	6,545,313	889,067
*	Abu Dhabi Ports Co. PJSC	2,214,654	2,508,048
	ADNOC Logistics & Services	916,805	1,162,279
	Agility Global PLC	13,665,886	4,385,190
	Agthia Group PJSC	391,474	454,311
*	AL Seer Marine Supplies & Equipment Co. LLC	226,067	238,762

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Amanat Holdings PJSC	3,517,904	$1,128,579
*	Amlak Finance PJSC	1,032,595	474,596
	Dana Gas PJSC	22,642,456	4,720,669
	Deyaar Development PJSC	5,729,570	1,618,982
	Dubai Investments PJSC	8,473,620	6,810,428
	Emaar Development PJSC	179,443	732,296
	Emaar Properties PJSC	25,055,311	103,761,573
	Emirates NBD Bank PJSC	4,113,220	29,932,893
*	EMSTEEL Building Materials PJSC	2,919,486	1,046,500
	First Abu Dhabi Bank PJSC	113,568	555,586
*	Ghitha Holding PJSC	60,476	416,146
*	Manazel PJSC	269,653	25,430
*	Modon Holding PSC	1,837,046	1,895,332
*	Multiply Group PJSC	10,520,092	7,859,579
*	RAK Properties PJSC	5,527,350	2,310,449
	Ras Al Khaimah Ceramics PJSC	1,265,840	888,802
*	Union Properties PJSC	3,928,839	933,012
TOTAL UNITED ARAB EMIRATES			215,563,951
TOTAL COMMON STOCKS			12,011,756,339
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
	Banco ABC Brasil SA, 9.013%	502,554	1,937,681
Ω	Banco BMG SA, 11.606%	147,500	90,878
	Banco Bradesco SA, 8.012%	9,938,310	27,563,278
	Banco do Estado do Rio Grande do Sul SA, 9.977%	876,651	1,717,435
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	107,100	126,618
	Eucatex SA Industria e Comercio, 4.174%	181,029	569,640
	Gerdau SA, 3.801%	191,173	574,931
	Petroleo Brasileiro SA - Petrobras, 10.499%	4,903,135	28,580,569
	Raizen SA, 0.705%	2,985,699	757,149
		Shares	Value»

BRAZIL — (Continued)
	Randon SA Implementos e Participacoes, 3.602%	707,218	$897,986
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	344,363	269,363
TOTAL BRAZIL			63,085,528
COLOMBIA — (0.1%)
	Grupo Argos SA, 5.658%	744,025	2,079,703
	Grupo de Inversiones Suramericana SA, 3.840%	670,090	6,044,947
TOTAL COLOMBIA			8,124,650
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	641,708	452,884
TAIWAN — (0.0%)
	Taishin Financial Holding Co. Ltd.	7,945,667	2,377,245
TOTAL PREFERRED STOCKS			74,040,307
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	4,012	673
*	Randon SA Implementos e Participacoes Rights 08/19/2025	56,609	809
TOTAL BRAZIL			1,482
INDIA — (0.0%)
*	Spandana Sphoorty Financial Ltd. Rights 08/11/2025	7,460	3,398
MALAYSIA — (0.0%)
*	Dagang NeXchange Bhd. Warrants 07/23/2030	54,300	1,146

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»

MALAYSIA — (Continued)
#* YTL Corp. Bhd. Warrants 06/02/2028	358,260	$83,160
TOTAL MALAYSIA		84,306
TOTAL RIGHTS/WARRANTS		89,186
TOTAL INVESTMENT SECURITIES (Cost $8,504,714,592)		12,085,885,832

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	12,116,983	$140,157,140
TOTAL INVESTMENTS — (100.0%)
(Cost $8,644,870,075)^^			$12,226,042,972
As of July 31, 2025, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	339	09/19/25	$103,337,429	$108,043,538	$4,706,109
Total Futures Contracts			$103,337,429	$108,043,538	$4,706,109
As of July 31, 2025, the value of Rule 144A securities amounted to $264,656,281 or 2.2% of net assets.
Summary of the Fund's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$279,658,326	—	—	$279,658,326
Chile	56,191,308	$1,880,559	—	58,071,867
China	167,005,019	3,259,104,652	$394,717	3,426,504,388
Colombia	8,175,587	344,236	—	8,519,823
Czech Republic	—	16,112,474	—	16,112,474
France	3,472,820	—	—	3,472,820
Greece	—	75,174,666	—	75,174,666
Hong Kong	—	351,707	—	351,707
Hungary	—	22,051,521	—	22,051,521
India	36,441,038	2,076,222,742	—	2,112,663,780
Indonesia	—	156,306,845	274,664	156,581,509
Kuwait	—	78,224,550	—	78,224,550
Malaysia	—	165,656,358	—	165,656,358
Mexico	277,051,442	6,604,548	—	283,655,990
Philippines	—	75,664,208	23,126	75,687,334
Poland	—	146,246,989	—	146,246,989
Qatar	—	82,939,394	—	82,939,394
Saudi Arabia	390,782	383,243,833	—	383,634,615
South Africa	6,732,703	371,443,501	—	378,176,204
South Korea	226,973,277	1,183,457,287	258,508	1,410,689,072
Taiwan	13,646,752	2,356,515,927	88,329	2,370,251,008
Thailand	5,881,707	165,915,607	—	171,797,314

Dimensional Emerging Markets Value Fund
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$90,070,679	—	$90,070,679
United Arab Emirates	—	215,563,951	—	215,563,951
Preferred Stocks
Brazil	$63,085,528	—	—	63,085,528
Colombia	8,124,650	—	—	8,124,650
Philippines	—	452,884	—	452,884
Taiwan	2,377,245	—	—	2,377,245
Rights/Warrants
Brazil	—	1,482	—	1,482
India	—	3,398	—	3,398
Malaysia	—	84,306	—	84,306
Securities Lending Collateral	—	140,157,140	—	140,157,140
Total Investments in Securities	$1,155,208,184	$11,069,795,444	$1,039,344˂˃	$12,226,042,972
Financial Instruments
Assets
Futures Contracts**	4,706,109	—	—	4,706,109
Total Financial Instruments	$4,706,109	—	—	$4,706,109
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Series and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund.
2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2025, the total cost of securities for federal income tax purposes was $9,028,292 for the Dimensional Emerging Markets Value Fund.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.